UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06719

                                                 Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

                          Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

                           Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING CAPITAL FUNDS

PULSUS UT LIBERA

SEMI-ANNUAL REPORT | MARCH 31, 2018

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

●	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in your account(s);

●	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

●	Online, your name and e-mail address if you provide them; and

●	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

●	in connection with legal proceedings, such as responding to a subpoena;

●

to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

●	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

●	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

●	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

1 For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2017, and March 31, 2018.

Equity markets experienced a return to volatility during the six months under review, marking an abrupt shift from a prolonged period of steady gains. Major market indexes experienced both record highs and a significant correction, but most market categories ultimately ended the six-month period modestly higher.

The period began with investors pushing stocks higher amid broad global economic expansion, regulatory rollbacks, strong corporate profit growth and rising expectations for a pro-business bias in Washington D.C. Every market category ended 2017 in positive territory and continued a steep climb, notching record highs during the first weeks of 2018.

Equities took a sharply negative turn in February, however, stumbling through the remainder of the period. The shift was in large part due to growing concerns over protectionist trade policies, elevated volatility in the information technology sector and rising inflation and interest rates. The streak of positive quarterly market returns that dated back nine quarters ended with a negative return in the first quarter of 2018. International equities fared slightly better than U.S. shares during the selloff, but only emerging market stocks ended the first quarter in positive territory. Fixed income investments also lost ground during the first quarter, as interest rates ticked upward.

Despite the shift in the stock market, major economic indicators in the U.S. continued to present a picture of a generally healthy economy. Consumer spending remained robust during the period under review, stimulated in part by rising household wealth, higher consumer confidence and rising wages. Business investment showed signs of improving after two years of disappointing growth, and strong global growth continued to boost U.S. exports.

Investors viewed the tax reform legislation that President Trump signed into law in December as another tailwind for U.S. economic growth. Lower tax burdens and access to offshore cash that is now more accessible due to lower tax rates could spur a round of reinvestment among U.S. companies, which could in turn further boost the overall economy.

The unemployment rate hit a seventeen-year low of 4.1% in October and remained at that level throughout the period under review. The long-term unemployment rate steadily declined, and wage growth continued at a slow pace. On the downside, the labor force participation rate remained historically low.

The U.S. economy grew at a modest pace. U.S. GDP increased at an annualized rate of 2.9% in the final quarter of 2017. Projections for the first quarter of 2018 suggest a slower growth rate due to weak retail sales and uncertainty caused by market volatility and fears of a potential trade war.

The S&P 500® Index1 (S&P 500) gained 5.84% during the six months under review. Small-cap stocks lagged larger companies’ shares, with the Russell 2000® Index2 (Russell 2000) of small-cap stocks gaining 3.25%. Information technology stocks generally outperformed other sectors for the period under review, despite a sharp pullback in major technology stocks late in the period due to growing regulatory concerns.

The U.S. dollar weakened during the period. Inflation crept higher in the face of a tight labor market and rising commodity prices. Oil prices rose significantly amid increasing geopolitical tensions in the Middle East.

The global economy continued to produce strong economic data, helping international stocks post modest gains even as the Trump administration began to follow through on the president’s campaign promises to pursue protectionist policies. The announcement of new U.S. steel and aluminum tariffs sent jitters through global markets in March at a time when markets were already experiencing significant volatility. Emerging market stocks generally outperformed developed markets, boosted by rising commodity prices.

The Federal Reserve raised the funds target rate twice during the period under review, first in December and again in March. Many U.S. fixed-income indices declined during the six-month period due to the challenges posed by a rising interest rate environment and increasing inflation. Ten-year Treasury yields rose to their highest level in four years, pushing up long-term rates. Investment grade credit spreads narrowed during the period and the yield curve flattened.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly.

Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead, and we encourage you to call us at 1-800-228-1872 with any questions.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]

“Russell 2000®” is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2018:

Percentage
Sterling Capital Behavioral Large Cap Value Equity Fund	of net assets
Automobiles & Components	1.9%
Banks	12.4%
Capital Goods	6.3%
Commercial & Professional Services	0.4%
Consumer Durables & Apparel	2.2%
Consumer Services	1.8%
Diversified Financials	9.7%
Energy	9.9%
Food & Staples Retailing	2.2%
Food, Beverage & Tobacco	2.7%
Health Care Equipment & Services	6.5%
Household & Personal Products	1.2%
Insurance	4.5%
Materials	3.9%
Media	1.3%
Pharmaceuticals, Biotechnology & Life Sciences	6.8%
Real Estate	3.4%
Retailing	2.5%
Semiconductors & Semiconductor Equipment	3.9%
Software & Services	1.8%
Technology Hardware & Equipment	3.4%
Telecommunication Services	3.5%
Transportation	1.4%
Utilities	4.8%
Money Market Fund	1.4%

99.8%

Percentage
Sterling Capital Mid Value Fund	of net assets
Automobiles & Components	4.0%
Capital Goods	7.2%
Commercial & Professional Services	1.6%
Consumer Services	1.9%
Diversified Financials	18.3%
Energy	1.8%
Health Care Equipment & Services	12.1%
Insurance	8.3%
Materials	5.2%
Media	8.0%
Real Estate	6.9%
Retailing	6.1%
Software & Services	8.7%
Technology Hardware & Equipment	5.5%
Telecommunication Services	1.5%
Money Market Fund	1.8%

98.9%

Percentage
Sterling Capital Behavioral Small Cap Value Equity Fund	of net assets
Automobiles & Components	0.8%
Banks	24.4%
Capital Goods	4.3%
Commercial & Professional Services	3.3%
Consumer Durables & Apparel	3.6%
Consumer Services	0.6%
Diversified Financials	7.8%
Energy	5.0%
Food & Staples Retailing	0.6%
Food, Beverage & Tobacco	2.0%
Health Care Equipment & Services	3.8%
Insurance	2.9%
Materials	6.3%
Media	0.9%
Pharmaceuticals, Biotechnology & Life Sciences	2.7%
Real Estate	5.2%
Retailing	6.0%
Semiconductors & Semiconductor Equipment	3.6%
Technology Hardware & Equipment	4.2%
Telecommunication Services	0.6%
Transportation	3.0%
Utilities	5.7%
Exchange Traded Fund	0.6%
Money Market Fund	1.9%

99.8%

Percentage
Sterling Capital Special Opportunities Fund	of net assets
Automobiles & Components	5.4%
Commercial & Professional Services	7.8%
Consumer Durables & Apparel	2.1%
Consumer Services	3.8%
Diversified Financials	3.5%
Health Care Equipment & Services	17.5%
Materials	3.8%
Media	12.2%
Pharmaceuticals, Biotechnology & Life Sciences	9.5%
Real Estate	5.7%
Software & Services	19.3%
Technology Hardware & Equipment	5.2%
Transportation	1.9%
Money Market Fund	1.0%

98.7%

Percentage
Sterling Capital Equity Income Fund	of net assets
Automobiles & Components	3.1%
Banks	2.9%
Capital Goods	4.9%
Commercial & Professional Services	4.0%
Consumer Services	3.1%
Diversified Financials	8.2%
Energy	5.9%
Food & Staples Retailing	3.2%
Food, Beverage & Tobacco	3.7%
Health Care Equipment & Services	9.9%
Media	4.7%
Pharmaceuticals, Biotechnology & Life Sciences	13.2%
Real Estate	3.4%
Retailing	3.4%
Semiconductors & Semiconductor Equipment	9.8%
Software & Services	9.2%
Telecommunication Services	4.1%
Transportation	3.0%
Money Market Fund	0.1%

99.8%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	5.2%
Austria	1.0%
Belgium	2.0%
France	10.8%
Germany	7.5%
Hong Kong	2.3%
Israel	0.1%
Italy	4.4%
Japan	26.6%
Netherlands	5.1%
Singapore	1.8%
Spain	4.4%
Sweden	2.0%
Switzerland	5.6%
United Kingdom	19.0%
Money Market Fund	1.3%

99.1%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Automobiles & Components	3.6%
Banks	7.6%
Commercial & Professional Services	5.3%
Consumer Durables & Apparel	1.4%
Consumer Services	11.8%
Energy	3.0%
Food, Beverage & Tobacco	3.3%
Health Care Equipment & Services	17.5%
Household & Personal Products	1.6%
Insurance	1.9%
Materials	7.1%
Pharmaceuticals, Biotechnology & Life Sciences	1.1%
Real Estate	3.5%
Retailing	3.8%
Software & Services	20.2%
Technology Hardware & Equipment	3.1%
Transportation	3.2%
Money Market Fund	0.9%

99.9%

Sterling Capital Stratton Mid Cap Value Fund	Percentage of net assets
Automobiles & Components	3.5%
Banks	8.5%
Capital Goods	10.7%
Consumer Durables & Apparel	4.1%
Consumer Services	1.3%
Diversified Financials	3.7%
Energy	6.9%
Food & Staples Retailing	2.0%
Food, Beverage & Tobacco	4.6%
Health Care Equipment & Services	3.7%
Insurance	7.1%
Materials	7.3%
Pharmaceuticals, Biotechnology & Life Sciences	7.0%
Real Estate	9.7%
Semiconductors & Semiconductor Equipment	1.8%
Software & Services	6.2%
Technology Hardware & Equipment	5.0%
Utilities	2.7%
Money Market Fund	3.2%

99.0%

Sterling Capital Stratton Real Estate Fund	Percentage of net assets
Diversified	4.1%
Health Care	8.8%
Hotel & Resort	7.4%
Industrial	5.2%
Office	9.8%
Residential	17.7%
Retail	17.0%
Specialized	28.6%
Money Market Fund	0.3%

98.9%

Sterling Capital Stratton Small Cap Value Fund	Percentage of net assets
Automobiles & Components	3.5%
Banks	23.6%
Capital Goods	15.0%
Diversified Financials	1.7%
Energy	2.8%
Food & Staples Retailing	2.4%
Health Care Equipment & Services	3.4%
Insurance	4.3%
Materials	4.6%
Real Estate	9.9%
Semiconductors & Semiconductor Equipment	4.0%
Software & Services	7.0%
Technology Hardware & Equipment	5.1%
Transportation	2.2%
Utilities	5.6%
Money Market Fund	4.8%

99.9%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	21.0%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.2%
Commercial Paper	1.6%
Corporate Bonds	70.8%
Municipal Bonds	0.9%
Money Market Fund	1.6%

99.4%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	20.0%
Collateralized Mortgage Obligations	2.5%
Commercial Mortgage-Backed Securities	7.5%
Corporate Bonds	67.8%
Municipal Bonds	1.5%
Money Market Fund	0.2%

99.5%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.6%
Collateralized Mortgage Obligations	3.2%
Commercial Mortgage-Backed Securities	6.5%
Corporate Bonds	5.7%
Mortgage-Backed Securities	10.0%
Municipal Bonds	4.4%
U.S. Government Agencies	26.3%
U.S. Treasury Notes	40.6%
Money Market Fund	1.3%

99.6%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	15.5%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	13.2%
Commercial Paper	0.5%
Corporate Bonds	41.1%
Mortgage-Backed Securities	7.4%
Municipal Bonds	6.2%
Preferred Stocks	0.3%
U.S. Government Agencies	0.3%
U.S. Treasury Bonds	4.2%
U.S. Treasury Notes	2.9%
Money Market Fund	0.5%

99.4%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	97.8%
Money Market Fund	1.4%

99.2%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	21.9%
Collateralized Mortgage Obligations	31.6%
Commercial Mortgage-Backed Securities	21.7%
Corporate Bonds	1.7%
Mortgage-Backed Securities	22.1%
Money Market Fund	1.0%

100.0%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	92.8%
Money Market Fund	5.6%

98.4%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	2.9%
Maryland Municipal Bonds	91.8%
Money Market Fund	4.4%

99.1%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.8%
Money Market Fund	0.5%

98.3%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	95.1%
Money Market Fund	3.8%

98.9%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	5.3%
Virginia Municipal Bonds	89.6%
Money Market Fund	4.2%

99.1%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.7%
Money Market Fund	1.2%

98.9%

Sterling Capital Diversified Income Fund	Percentage of net assets
Equity Funds	37.4%
Fixed Income Fund	61.8%
Money Market Fund	0.9%

100.1%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	60.8%
Fixed Income Fund	37.0%
Money Market Fund	2.1%

99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	76.5%
Fixed Income Fund	22.8%
Money Market Fund	0.8%

100.1%

(This page has been left blank intentionally.)

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1)fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17 - 3/31/18	Annualized Expense Ratio During Period 10/1/17 - 3/31/18
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,048.33	$4.49	0.88%
Class C Shares	1,000.00	1,044.45	8.31	1.63%
Institutional Shares	1,000.00	1,049.80	3.22	0.63%
Class R6 Shares	1,000.00	936.60	0.91	0.58%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,044.15	5.91	1.16%
Class C Shares	1,000.00	1,039.63	9.71	1.91%
Institutional Shares	1,000.00	1,045.08	4.64	0.91%
Class R Shares	1,000.00	1,042.73	7.18	1.41%
Class R6 Shares	1,000.00	932.70	1.30	0.83%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,003.63	5.20	1.04%
Class C Shares	1,000.00	999.57	8.92	1.79%
Institutional Shares	1,000.00	1,004.97	3.95	0.79%
Class R Shares	1,000.00	1,002.61	6.44	1.29%
Class R6 Shares	1,000.00	957.60	1.14	0.72%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,056.99	5.74	1.12%
Class C Shares	1,000.00	1,053.18	9.57	1.87%
Institutional Shares	1,000.00	1,058.10	4.46	0.87%
Class R Shares	1,000.00	1,055.27	7.02	1.37%
Class R6 Shares	1,000.00	949.20	1.20	0.76%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,038.09	5.18	1.02%
Class C Shares	1,000.00	1,034.24	8.98	1.77%
Institutional Shares	1,000.00	1,039.17	3.91	0.77%
Class R Shares	1,000.00	1,036.47	6.45	1.27%
Class R6 Shares	1,000.00	917.20	1.01	0.65%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,021.43	4.54	0.90%
Class C Shares	1,000.00	1,018.00	8.30	1.65%
Institutional Shares	1,000.00	1,022.87	3.28	0.65%
Class R6 Shares	1,000.00	930.10	0.92	0.59%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	979.04	5.13	1.04%
Class C Shares	1,000.00	975.75	8.82	1.79%
Institutional Shares	1,000.00	980.57	3.90	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,035.54	5.99	1.18%
Class C Shares	1,000.00	1,031.58	9.78	1.93%
Institutional Shares	1,000.00	1,036.86	4.72	0.93%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	969.20	5.20	1.06%
Class C Shares	1,000.00	965.76	8.87	1.81%
Institutional Shares	1,000.00	970.35	3.98	0.81%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17 - 3/31/18	Annualized Expense Ratio During Period 10/1/17 - 3/31/18
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	$1,000.00	$1,020.16	$6.50	1.29%
Class C Shares	1,000.00	1,016.39	10.26	2.04%
Institutional Shares	1,000.00	1,021.43	5.24	1.04%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,000.92	3.29	0.66%
Institutional Shares	1,000.00	1,002.15	2.05	0.41%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	995.11	3.48	0.70%
Class C Shares	1,000.00	991.39	7.20	1.45%
Institutional Shares	1,000.00	996.35	2.19	0.44%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	988.00	4.46	0.90%
Class C Shares	1,000.00	984.26	8.16	1.65%
Institutional Shares	1,000.00	989.26	3.22	0.65%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	990.98	3.52	0.71%
Class C Shares	1,000.00	987.33	7.18	1.45%
Institutional Shares	1,000.00	992.24	2.24	0.45%
Class R Shares	1,000.00	989.67	4.71	0.95%
Class R6 Shares	1,000.00	996.80	0.56	0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	987.33	4.36	0.88%
Class C Shares	1,000.00	983.61	8.06	1.63%
Institutional Shares	1,000.00	988.54	3.12	0.63%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	992.62	4.12	0.83%
Class C Shares	1,000.00	989.91	7.84	1.58%
Institutional Shares	1,000.00	993.87	2.88	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	984.11	4.60	0.93%
Class C Shares	1,000.00	981.58	7.11	1.44%
Institutional Shares	1,000.00	985.33	3.37	0.68%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	985.89	4.31	0.87%
Class C Shares	1,000.00	982.21	8.01	1.62%
Institutional Shares	1,000.00	986.26	3.07	0.62%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	987.64	3.91	0.79%
Class C Shares	1,000.00	984.88	7.62	1.54%
Institutional Shares	1,000.00	988.87	2.68	0.54%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	986.58	3.96	0.80%
Class C Shares	1,000.00	982.86	7.66	1.55%
Institutional Shares	1,000.00	987.64	2.73	0.55%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	986.59	3.96	0.80%
Class C Shares	1,000.00	982.91	7.66	1.55%
Institutional Shares	1,000.00	987.83	2.73	0.55%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	987.60	3.96	0.80%
Class C Shares	1,000.00	983.93	7.67	1.55%
Institutional Shares	1,000.00	988.86	2.73	0.55%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	996.23	3.93	0.79%
Class C Shares	1,000.00	992.58	7.65	1.54%
Institutional Shares	1,000.00	997.46	2.69	0.54%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,017.74	2.06	0.41%
Class C Shares	1,000.00	1,013.50	5.82	1.16%
Institutional Shares	1,000.00	1,019.71	0.81	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,024.25	2.17	0.43%
Class C Shares	1,000.00	1,019.75	5.94	1.18%
Institutional Shares	1,000.00	1,025.44	0.91	0.18%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days (59 days for Class R6) divided by 365 (to reflect the six month period).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17 - 3/31/18	Annualized Expense Ratio During Period 10/1/17 - 3/31/18
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.54	$ 4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Class R6 Shares	1,000.00	1,021.99	2.97	0.59%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,015.41	9.60	1.91%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Class R Shares	1,000.00	1,017.90	7.09	1.41%
Class R6 Shares	1,000.00	1,020.79	4.18	0.83%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Class R Shares	1,000.00	1,018.50	6.49	1.29%
Class R6 Shares	1,000.00	1,021.34	3.63	0.72%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.35	5.64	1.12%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.59	4.38	0.87%
Class R Shares	1,000.00	1,018.10	6.89	1.37%
Class R6 Shares	1,000.00	1,021.14	3.83	0.76%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.85	5.14	1.02%
Class C Shares	1,000.00	1,016.11	8.90	1.77%
Institutional Shares	1,000.00	1,021.09	3.88	0.77%
Class R Shares	1,000.00	1,018.60	6.39	1.27%
Class R6 Shares	1,000.00	1,021.69	3.28	0.65%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Class C Shares	1,000.00	1,016.70	8.30	1.65%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
Class R6 Shares	1,000.00	1,021.99	2.97	0.59%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,019.65	5.34	1.06%
Class C Shares	1,000.00	1,015.91	9.10	1.81%
Institutional Shares	1,000.00	1,020.89	4.08	0.81%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,018.50	6.49	1.29%
Class C Shares	1,000.00	1,014.76	10.25	2.04%
Institutional Shares	1,000.00	1,019.75	5.24	1.04%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17 - 3/31/18	Annualized Expense Ratio During Period 10/1/17 - 3/31/18
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$1,021.64	$3.33	0.66%
Institutional Shares	1,000.00	1,022.89	2.07	0.41%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.44	3.53	0.70%
Class C Shares	1,000.00	1,017.70	7.29	1.45%
Institutional Shares	1,000.00	1,022.74	2.22	0.44%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Class C Shares	1,000.00	1,016.70	8.30	1.65%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.39	3.58	0.71%
Class C Shares	1,000.00	1,017.70	7.29	1.45%
Institutional Shares	1,000.00	1,022.69	2.27	0.45%
Class R Shares	1,000.00	1,020.19	4.78	0.95%
Class R6 Shares	1,000.00	1,023.04	1.92	0.38%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.79	4.18	0.83%
Class C Shares	1,000.00	1,017.05	7.95	1.58%
Institutional Shares	1,000.00	1,022.04	2.92	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class C Shares	1,000.00	1,017.75	7.24	1.44%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Class C Shares	1,000.00	1,016.85	8.15	1.62%
Institutional Shares	1,000.00	1,021.84	3.13	0.62%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.99	3.98	0.79%
Class C Shares	1,000.00	1,017.25	7.75	1.54%
Institutional Shares	1,000.00	1,022.24	2.72	0.54%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03	0.80%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03	0.80%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03	0.80%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,020.99	3.98	0.79%
Class C Shares	1,000.00	1,017.25	7.75	1.54%
Institutional Shares	1,000.00	1,022.24	2.72	0.54%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.13	0.81	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.79	2.17	0.43%
Class C Shares	1,000.00	1,019.05	5.94	1.18%
Institutional Shares	1,000.00	1,024.03	0.91	0.18%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Automobiles & Components — 1.9%
22,850	BorgWarner, Inc.	$1,147,755
82,400	General Motors Co.	2,994,416
9,779	Lear Corp.	1,819,774

		5,961,945

	Banks — 12.4%
292,250	Bank of America Corp.	8,764,577
36,750	BankUnited, Inc.	1,469,265
129,700	JPMorgan Chase & Co.	14,263,109
77,200	People’s United Financial, Inc.	1,440,552
42,450	PNC Financial Services Group, Inc. (The)	6,420,138
65,150	SunTrust Banks, Inc.	4,432,806
70,850	TCF Financial Corp.	1,616,089

		38,406,536

	Capital Goods — 6.3%
32,950	Allison Transmission Holdings, Inc.	1,287,027
13,450	Boeing Co. (The)	4,409,986
31,050	Caterpillar, Inc.	4,576,149
29,800	Cummins, Inc.	4,830,282
18,000	Owens Corning	1,447,200
17,150	Spirit AeroSystems Holdings, Inc., Class A	1,435,455
9,550	United Rentals, Inc.(a)	1,649,572

		19,635,671

	Commercial & Professional Services — 0.4%
11,350	ManpowerGroup, Inc.	1,306,385

	Consumer Durables & Apparel — 2.2%
12,800	Lennar Corp., Class B	610,432
29,100	Michael Kors Holdings, Ltd.(a)	1,806,528
51,350	PulteGroup, Inc.	1,514,311
13,450	Ralph Lauren Corp.	1,503,710
29,500	Toll Brothers, Inc.	1,275,875

		6,710,856

	Consumer Services — 1.8%
26,900	Hilton Grand Vacations, Inc.(a)	1,157,238
36,400	Royal Caribbean Cruises, Ltd.	4,285,736

		5,442,974

	Diversified Financials — 9.7%
11,050	Ameriprise Financial, Inc.	1,634,737
43,200	Artisan Partners Asset Management, Inc., Class A	1,438,560
40,850	Capital One Financial Corp.	3,914,247
66,400	Discover Financial Services	4,776,152
43,100	Federated Investors, Inc., Class B	1,439,540
119,600	Morgan Stanley	6,453,616
55,100	State Street Corp.	5,495,123
46,700	T Rowe Price Group, Inc.	5,042,199

		30,194,174

	Energy — 9.9%
13,350	Andeavor	1,342,476
6,250	ConocoPhillips	370,563
105,700	Exxon Mobil Corp.	7,886,277
36,500	HollyFrontier Corp.	1,783,390
83,100	Marathon Petroleum Corp.	6,075,441
50,900	PBF Energy, Inc., Class A	1,725,510
58,950	Phillips 66	5,654,484

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
62,625	Valero Energy Corp.	$5,809,721

		30,647,862

	Food & Staples Retailing — 2.2%
78,000	Wal-Mart Stores, Inc.	6,939,660

	Food, Beverage & Tobacco — 2.7%
7,050	JM Smucker Co. (The)	874,271
49,550	Pilgrim’s Pride Corp.(a)	1,219,425
18,850	Post Holdings, Inc.(a)	1,428,076
66,050	Tyson Foods, Inc., Class A	4,834,199

		8,355,971

	Health Care Equipment & Services — 6.5%
27,950	Anthem, Inc.	6,140,615
25,600	Cigna Corp.	4,294,144
51,000	HCA Healthcare, Inc.	4,947,000
21,850	UnitedHealth Group, Inc.	4,675,900

		20,057,659

	Household & Personal Products — 1.2%
31,650	Energizer Holdings, Inc.	1,885,707
12,100	Herbalife, Ltd.(a)	1,179,387
9,650	Nu Skin Enterprises, Inc., Class A	711,301

		3,776,395

	Insurance — 4.5%
120,600	Aflac, Inc.	5,277,456
27,800	First American Financial Corp.	1,631,304
19,350	Lincoln National Corp.	1,413,711
53,000	Prudential Financial, Inc.	5,488,150

		13,810,621

	Materials — 3.9%
245,400	Freeport-McMoRan, Inc.(a)	4,311,678
46,100	Huntsman Corp.	1,348,425
47,500	LyondellBasell Industries NV, Class A	5,019,800
12,100	Westlake Chemical Corp.	1,344,915

		12,024,818

	Media — 1.3%
23,650	AMC Networks, Inc., Class A(a)	1,222,705
81,200	Twenty-First Century Fox, Inc., Class B	2,953,244

		4,175,949

	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
40,500	AbbVie, Inc.	3,833,325
36,950	Amgen, Inc.	6,299,236
15,300	Biogen, Inc.(a)	4,189,446
65,800	Gilead Sciences, Inc.	4,960,662
49,700	Pfizer, Inc.	1,763,853

		21,046,522

	Real Estate — 3.4%
28,850	Apple Hospitality REIT, Inc., REIT	506,895
47,550	CubeSmart, REIT	1,340,910
37,350	Gaming and Leisure Properties, Inc., REIT	1,250,105
71,500	Host Hotels & Resorts, Inc., REIT	1,332,760
104,350	Medical Properties Trust, Inc., REIT	1,356,550
48,450	Park Hotels & Resorts, Inc., REIT	1,309,119
79,900	Spirit Realty Capital, Inc., REIT	620,024
60,950	STORE Capital Corp., REIT	1,512,779

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Real Estate — (continued)
19,450	WP Carey, Inc., REIT	$1,205,706

		10,434,848

	Retailing — 2.5%
24,000	Best Buy Co., Inc.	1,679,760
14,300	Macy’s, Inc.	425,282
16,600	Michaels Cos., Inc. (The)(a)	327,186
77,050	Target Corp.	5,349,581

		7,781,809

	Semiconductors & Semiconductor Equipment — 3.9%
79,950	Applied Materials, Inc.	4,446,019
16,950	Lam Research Corp.	3,443,562
80,200	Micron Technology, Inc.(a)	4,181,628

		12,071,209

	Software & Services — 1.8%
6,000	Alliance Data Systems Corp.	1,277,160
37,100	CA, Inc.	1,257,690
22,400	Leidos Holdings, Inc.	1,464,960
16,700	Total System Services, Inc.	1,440,542
2,000	VMware, Inc., Class A(a)	242,540

		5,682,892

	Technology Hardware & Equipment — 3.4%
10,800	Cisco Systems, Inc.	463,212
247,400	HP, Inc.	5,423,008
50,050	Western Digital Corp.	4,618,114

		10,504,334

	Telecommunication Services — 3.5%
117,650	AT&T, Inc.	4,194,223
142,200	Verizon Communications, Inc.	6,800,004

		10,994,227

Shares		Fair Value
COMMON STOCKS — (continued)
	Transportation — 1.4%
73,950	Southwest Airlines Co.	$4,235,856

	Utilities — 4.8%
18,650	Entergy Corp.	1,469,247
144,250	Exelon Corp.	5,627,193
43,950	FirstEnergy Corp.	1,494,739
36,150	NRG Energy, Inc.	1,103,659
106,200	Public Service Enterprise Group, Inc.	5,335,488

		15,030,326

	Total Common Stocks (Cost $259,206,062)	305,229,499

MONEY MARKET FUND — 1.4%
4,401,604	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	4,401,604

	Total Money Market Fund (Cost $4,401,604)	4,401,604

Total Investments — 99.8% (Cost $263,607,666)		309,631,103
Net Other Assets (Liabilities) — 0.2%		632,288

NET ASSETS — 100.0%		$310,263,391

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.1%
	Automobiles & Components — 4.0%
1,228,175	Gentex Corp.	$28,272,589

	Capital Goods — 7.2%
244,825	Allison Transmission Holdings, Inc.	9,562,865
202,575	Jacobs Engineering Group, Inc.	11,982,311
492,650	Sensata Technologies Holding PLC(a)	25,534,049
100,375	Trinity Industries, Inc.	3,275,236

		50,354,461

	Commercial & Professional Services — 1.6%
1,303,165	Civeo Corp.(a)	4,912,932
106,787	Stericycle, Inc.(a)	6,250,243

		11,163,175

	Consumer Services — 1.9%
883,205	SeaWorld Entertainment, Inc.(a)	13,097,930

	Diversified Financials — 18.3%
151,990	Affiliated Managers Group, Inc.	28,814,264
821,455	Annaly Capital Management, Inc., REIT	8,567,775
589,370	E*TRADE Financial Corp.(a)	32,656,992
1,222,400	Leucadia National Corp.	27,785,152
356,875	Synchrony Financial	11,966,019
175,775	T. Rowe Price Group, Inc.	18,978,427

		128,768,629

	Energy — 1.8%
2,889,525	Southwestern Energy Co.(a)	12,511,643

	Health Care Equipment & Services — 12.1%
262,950	HCA Healthcare, Inc.	25,506,150
139,800	Laboratory Corp. of America Holdings(a)	22,612,650
106,735	McKesson Corp.	15,035,759
199,200	Zimmer Biomet Holdings, Inc.	21,720,768

		84,875,327

	Insurance — 8.3%
172,070	Assured Guaranty, Ltd.	6,228,934
77,275	Enstar Group, Ltd.(a)	16,247,069
205,230	Lincoln National Corp.	14,994,104
17,875	Markel Corp.(a)	20,918,219

		58,388,326

	Materials — 5.2%
859,550	Axalta Coating Systems, Ltd.(a)	25,949,814
491,810	Rayonier Advanced Materials, Inc.	10,559,161

		36,508,975

	Media — 8.0%
329,525	CBS Corp., Class B	16,934,290
1,300,925	News Corp., Class B	20,944,893
249,200	Omnicom Group, Inc.	18,109,364

		55,988,547

Shares		Fair Value
COMMON STOCKS — (continued)
	Real Estate — 6.9%
540,267	CBRE Group, Inc., Class A(a)	$25,511,408
839,000	Realogy Holdings Corp.	22,887,920

		48,399,328

	Retailing — 6.1%
327,900	CarMax, Inc.(a)	20,310,126
500,025	Chico’s FAS, Inc.	4,520,226
189,475	Dollar General Corp.	17,725,386

		42,555,738

	Software & Services — 8.7%
930,760	DHI Group, Inc.(a)	1,489,216
553,425	eBay, Inc.(a)	22,269,822
201,075	Fidelity National Information Services, Inc.	19,363,523
23,895	MicroStrategy, Inc., Class A(a)	3,082,216
765,780	Western Union Co. (The)	14,725,949

		60,930,726

	Technology Hardware & Equipment — 5.5%
695,975	Knowles Corp.(a)	8,762,325
953,135	NCR Corp.(a)	30,042,815

		38,805,140

	Telecommunication Services — 1.5%
642,100	CenturyLink, Inc.	10,549,703

	Total Common Stocks (Cost $525,947,144)	681,170,237

MONEY MARKET FUND — 1.8%
12,582,111	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	12,582,111

	Total Money Market Fund (Cost $12,582,111)	12,582,111

Total Investments — 98.9% (Cost $538,529,255)		693,752,348
Net Other Assets (Liabilities) — 1.1%		7,632,006

NET ASSETS — 100.0%		$701,384,354

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.3%
	Automobiles & Components — 0.8%
4,513	Lear Corp.	$839,824
30,112	Tower International, Inc.	835,608

		1,675,432

	Banks — 24.4%
36,820	Associated Banc-Corp.	914,977
84,391	Bancorp, Inc. (The)(a)	911,423
20,577	Bank of NT Butterfield & Son, Ltd. (The)	923,496
19,763	BankUnited, Inc.	790,125
29,746	Berkshire Hills Bancorp, Inc.	1,128,861
3,541	BofI Holding, Inc.(a)	143,517
24,312	Camden National Corp.	1,081,884
22,621	Carolina Financial Corp.	888,553
35,333	Cathay General Bancorp	1,412,613
22,581	Community Trust Bancorp, Inc.	1,020,661
35,967	Customers Bancorp, Inc.(a)	1,048,438
31,833	Enterprise Financial Services Corp.	1,492,968
27,003	Essent Group, Ltd.(a)	1,149,248
21,910	FCB Financial Holdings, Inc., Class A(a)	1,119,601
21,294	Federal Agricultural Mortgage Corp., Class C	1,853,004
43,958	Fidelity Southern Corp.	1,014,111
27,416	Financial Institutions, Inc.	811,514
77,080	First Commonwealth Financial Corp.	1,089,140
17,975	First Defiance Financial Corp.	1,030,327
42,169	First Financial Bancorp	1,237,660
40,491	First Horizon National Corp.	762,445
36,980	Flagstar Bancorp, Inc.(a)	1,309,092
22,279	FNB Corp.	299,653
71,755	Fulton Financial Corp.	1,273,651
32,334	Great Western Bancorp, Inc.	1,302,090
32,789	Hanmi Financial Corp.	1,008,262
33,807	HomeStreet, Inc.(a)	968,571
73,918	Hope Bancorp, Inc.	1,344,568
38,652	Independent Bank Corp.	885,131
28,998	Live Oak Bancshares, Inc.	806,144
170,146	MGIC Investment Corp.(a)	2,211,898
56,418	New York Community Bancorp, Inc.	735,126
87,987	Old National Bancorp	1,486,980
33,493	Peapack Gladstone Financial Corp.	1,118,331
40,350	PennyMac Financial Services, Inc., Class A(a)	913,927
25,981	Peoples Bancorp, Inc.	921,026
20,063	Popular, Inc.	835,022
43,382	Provident Financial Services, Inc.	1,110,145
91,304	Radian Group, Inc.	1,738,428
28,210	S&T Bancorp, Inc.	1,126,707
28,375	Sandy Spring Bancorp, Inc.	1,099,815
45,575	Simmons First National Corp., Class A	1,296,609
16,824	Synovus Financial Corp.	840,191
49,633	TCF Financial Corp.	1,132,129
126,029	TrustCo Bank Corp.	1,064,945
66,239	United Financial Bancorp, Inc.	1,073,072
32,275	Walker & Dunlop, Inc.	1,917,781
45,888	Washington Federal, Inc.	1,587,725
26,667	Zions Bancorporation	1,406,151

		54,637,736

	Capital Goods — 4.3%
19,062	Allison Transmission Holdings, Inc.	744,562
38,837	Atkore International Group, Inc.(a)	770,914
17,236	Generac Holdings, Inc.(a)	791,305
23,701	Greenbrier Cos., Inc. (The)	1,190,975

Shares		Fair Value
COMMON STOCKS — (continued)
	Capital Goods — (continued)
13,015	Owens Corning	$1,046,406
30,538	Primoris Services Corp.	762,839
3,661	Terex Corp.	136,958
41,288	Textainer Group Holdings, Ltd.(a)	699,832
27,957	Trinity Industries, Inc.	912,237
7,657	United Rentals, Inc.(a)	1,322,594
61,484	Wabash National Corp.	1,279,482

		9,658,104

	Commercial & Professional Services — 3.3%
84,384	ACCO Brands Corp.	1,059,019
12,222	Barrett Business Services, Inc.	1,012,959
21,337	CRA International, Inc.	1,115,712
30,384	Heidrick & Struggles International, Inc.	949,500
41,222	Heritage-Crystal Clean, Inc.(a)	970,778
17,317	ICF International, Inc.	1,012,179
3,452	McGrath RentCorp.	185,338
37,266	TrueBlue, Inc.(a)	965,189

		7,270,674

	Consumer Durables & Apparel — 3.6%
55,671	Beazer Homes USA, Inc.(a)	887,952
17,867	Deckers Outdoor Corp.(a)	1,608,566
77,567	Fossil Group, Inc.(a)	985,101
42,447	KB Home	1,207,617
12,911	Michael Kors Holdings, Ltd.(a)	801,515
7,412	Ralph Lauren Corp.	828,662
16,107	Toll Brothers, Inc.	696,628
34,958	William Lyon Homes, Class A(a)	960,995

		7,977,036

	Consumer Services — 0.6%
50,200	Penn National Gaming, Inc.(a)	1,318,252

	Diversified Financials — 7.8%
47,325	AG Mortgage Investment Trust, Inc., REIT	822,035
39,494	ARMOUR Residential REIT, Inc., REIT	919,420
45,236	Chimera Investment Corp., REIT	787,559
35,822	Dynex Capital, Inc., REIT	237,500
41,204	Great Ajax Corp., REIT	558,314
72,620	Invesco Mortgage Capital, Inc., REIT	1,189,516
102,913	MFA Financial, Inc., REIT	774,935
60,800	MTGE Investment Corp., REIT	1,088,320
17,924	Navient Corp.	235,163
24,777	Nelnet, Inc., Class A	1,298,563
90,379	New Residential Investment Corp., REIT	1,486,735
25,589	OneMain Holdings, Inc.(a)	766,135
12,179	Piper Jaffray Cos	1,011,466
51,028	Santander Consumer USA Holdings, Inc.	831,756
27,347	Stifel Financial Corp.	1,619,763
19,686	Voya Financial, Inc.	994,143
61,448	Waddell & Reed Financial, Inc., Class A	1,241,864
15,404	World Acceptance Corp.(a)	1,622,041

		17,485,228

	Energy — 5.0%
13,987	Arch Coal, Inc., Class A	1,285,126
192,185	Fairmount Santrol Holdings, Inc.(a)	816,786
53,386	GasLog, Ltd.	878,200
26,482	HollyFrontier Corp.	1,293,910
27,573	Murphy Oil Corp.	712,486
43,430	Par Pacific Holdings, Inc.(a)	745,693

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy — (continued)
25,812	PBF Energy, Inc., Class A	$875,027
35,607	Peabody Energy Corp.	1,299,655
34,455	Rowan Cos. PLC, Class A(a)	397,611
67,895	Ship Finance International, Ltd.	970,899
88,780	Transocean, Ltd.(a)	878,922
49,057	Unit Corp.(a)	969,366

		11,123,681

	Food & Staples Retailing — 0.6%
32,262	United Natural Foods, Inc.(a)	1,385,330

	Food, Beverage & Tobacco — 2.0%
2,829	Boston Beer Co. Inc., Class A(a)	534,822
81,456	Darling Ingredients, Inc.(a)	1,409,189
36,924	Pilgrim’s Pride Corp.(a)	908,700
12,701	Sanderson Farms, Inc.	1,511,673

		4,364,384

	Health Care Equipment & Services — 3.8%
96,203	Allscripts Healthcare Solutions, Inc.(a)	1,188,107
37,524	AngioDynamics, Inc.(a)	647,289
26,972	Community Health Systems, Inc.(a)	106,809
18,457	Encompass Health Corp.	1,055,187
19,773	Molina Healthcare, Inc.(a)	1,605,172
93,358	RadNet, Inc.(a)	1,344,355
39,867	Triple-S Management Corp., Class B(a)	1,042,123
8,106	WellCare Health Plans, Inc.(a)	1,569,565

		8,558,607

	Insurance — 2.9%
58,428	American Equity Investment Life Holding Co.	1,715,446
22,618	Assured Guaranty, Ltd.	818,772
86,045	CNO Financial Group, Inc.	1,864,595
8,494	Reinsurance Group of America, Inc.	1,308,076
26,500	Universal Insurance Holdings, Inc.	845,350

		6,552,239

	Materials — 6.3%
22,001	AdvanSix, Inc.(a)	765,195
11,104	Berry Global Group, Inc.(a)	608,610
27,183	Boise Cascade Co.	1,049,264
46,404	Cleveland-Cliffs, Inc.(a)	322,508
23,085	Domtar Corp.	982,036
29,296	Huntsman Corp.	856,908
11,119	Kaiser Aluminum Corp.	1,121,907
30,623	Kronos Worldwide, Inc.	692,080
35,703	Louisiana-Pacific Corp.	1,027,175
32,938	Schnitzer Steel Industries, Inc., Class A	1,065,544
132,522	SunCoke Energy, Inc.(a)	1,425,937
88,668	Tronox, Ltd., Class A	1,635,038
20,815	U.S. Steel Corp.	732,480
54,123	Verso Corp., Class A(a)	911,431
35,372	Warrior Met Coal, Inc.	990,770

		14,186,883

	Media — 0.9%
99,849	Gannett Co., Inc.	996,493
58,795	New Media Investment Group, Inc.	1,007,746

		2,004,239

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
32,032	Akebia Therapeutics, Inc.(a)	$305,265
37,589	Concert Pharmaceuticals, Inc.(a)	860,788
37,454	CytomX Therapeutics, Inc.(a)	1,065,566
91,386	Horizon Pharma PLC(a)	1,297,681
58,760	Innoviva, Inc.(a)	979,529
33,626	Lannett Co., Inc.(a)	539,697
342,847	PDL BioPharma, Inc.(a)	1,007,970
		6,056,496
	Real Estate — 5.2%
47,153	Apple Hospitality REIT, Inc., REIT	828,478
49,263	Brixmor Property Group, Inc., REIT	751,261
43,681	Chatham Lodging Trust, REIT	836,491
18,446	Cousins Properties, Inc., REIT	160,111
43,471	DiamondRock Hospitality Co., REIT	453,837
41,945	Getty Realty Corp., REIT	1,057,853
64,491	Government Properties Income Trust, REIT	880,947
39,223	Independence Realty Trust, Inc., REIT	360,067
24,737	Kimco Realty Corp., REIT	356,213
16,898	Liberty Property Trust, REIT	671,358
67,699	Medical Properties Trust, Inc., REIT	880,087
28,014	Monmouth Real Estate Investment Corp., REIT	421,331
14,923	National Health Investors, Inc., REIT	1,004,169
29,545	Park Hotels & Resorts, Inc., REIT	798,306
30,316	Rexford Industrial Realty, Inc., REIT	872,798
31,835	RLJ Lodging Trust, REIT	618,872
4,366	Sabra Health Care REIT, Inc., REIT	77,060
32,574	Tier REIT, Inc., REIT	601,967

		11,631,206

	Retailing — 6.0%
59,358	Abercrombie & Fitch Co., Class A	1,437,057
11,570	Asbury Automotive Group, Inc.(a)	780,975
15,539	Big Lots, Inc.	676,413
42,238	Buckle, Inc. (The)	935,572
7,148	Children’s Place, Inc. (The)	966,767
33,147	Citi Trends, Inc.	1,024,574
45,125	Conn’s, Inc.(a)	1,534,250
17,337	Dillard’s, Inc., Class A	1,392,855
39,919	Hibbett Sports, Inc.(a)	956,060
8,748	RH(a)	833,509
24,675	Sleep Number Corp.(a)	867,326
45,586	Tailored Brands, Inc.	1,142,385
22,631	Urban Outfitters, Inc.(a)	836,442

		13,384,185

	Semiconductors & Semiconductor Equipment — 3.6%
122,227	Amkor Technology, Inc.(a)	1,238,159
35,164	Diodes, Inc.(a)	1,071,095
20,536	First Solar, Inc.(a)	1,457,645
48,276	ON Semiconductor Corp.(a)	1,180,831
76,417	Rambus, Inc.(a)	1,026,280
30,644	Rudolph Technologies, Inc.(a)	848,839
28,407	Teradyne, Inc.	1,298,484

		8,121,333

	Technology Hardware & Equipment — 4.2%
16,834	AVX Corp.	278,603

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
37,789	Benchmark Electronics, Inc.	$1,128,002
15,022	Comtech Telecommunications Corp.	449,008
48,505	Electro Scientific Industries, Inc.(a)	937,602
33,916	Jabil, Inc.	974,407
41,032	KEMET Corp.(a)	743,910
13,779	Plexus Corp.(a)	823,020
15,436	Tech Data Corp.(a)	1,314,067
78,917	TTM Technologies, Inc.(a)	1,206,641
81,424	Vishay Intertechnology, Inc.	1,514,486

		9,369,746

	Telecommunication Services — 0.6%
122,062	Iridium Communications, Inc.(a)	1,373,197

	Transportation — 3.0%
28,482	ArcBest Corp.	912,848
17,121	Atlas Air Worldwide Holdings, Inc.(a)	1,034,964
8,305	Copa Holdings SA, Class A	1,068,272
150,580	Costamare, Inc.	939,619
10,389	Matson, Inc.	297,541
45,989	SkyWest, Inc.	2,501,802

		6,755,046

	Utilities — 5.7%
87,889	AES Corp.	999,298
22,780	El Paso Electric Co.	1,161,780
19,621	IDACORP, Inc.	1,731,946
15,751	National Fuel Gas Co.	810,389
26,701	NorthWestern Corp.	1,436,514
61,699	NRG Yield, Inc., Class A	1,014,332
65,442	NRG Yield, Inc., Class C	1,112,514
22,247	OGE Energy Corp.	729,034
15,185	Pinnacle West Capital Corp.	1,211,763
40,603	Portland General Electric Co.	1,644,827
13,889	Spire, Inc.	1,004,175

		12,856,572

	Total Common Stocks (Cost $187,714,340)	217,745,606

EXCHANGE TRADED FUND — 0.6%
11,100	iShares Russell 2000 Value ETF	1,352,868

	Total Exchange Traded Fund (Cost $1,400,554)	1,352,868

Shares		Fair Value
MONEY MARKET FUND — 1.9%

4,359,000	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	$4,359,000

	Total Money Market Fund (Cost $4,359,000)	4,359,000

Total Investments — 99.8% (Cost $193,473,894)		223,457,474
Net Other Assets (Liabilities) — 0.2%		416,456

NET ASSETS — 100.0%		$223,873,930

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.7%
	Automobiles & Components — 5.4%
411,500	APTIV PLC	$34,965,155
139,833	Delphi Technologies PLC	6,663,043
1,807,000	Ford Motor Co.	20,021,560

		61,649,758

	Commercial & Professional Services — 7.8%
976,000	Nielsen Holdings PLC	31,027,040
551,500	Verisk Analytics, Inc.(a)	57,356,000

		88,383,040

	Consumer Durables & Apparel — 2.1%
404,621	Lennar Corp., Class A	23,848,362

	Consumer Services — 3.8%
811,400	Norwegian Cruise Line Holdings, Ltd.(a)	42,979,858

	Diversified Financials — 3.5%
415,000	Capital One Financial Corp.	39,765,300

	Health Care Equipment & Services — 17.5%
607,174	Cerner Corp.(a)	35,216,092
360,830	Danaher Corp.	35,328,865
606,000	HCA Healthcare, Inc.	58,782,000
803,000	Hologic, Inc.(a)	30,000,080
166,400	MEDNAX, Inc.(a)	9,256,832
147,500	UnitedHealth Group, Inc.	31,565,000

		200,148,869

	Materials — 3.8%
315,300	Ecolab, Inc.	43,218,171

	Media — 12.2%
749,000	CBS Corp., Class B	38,491,110
1,389,000	Comcast Corp., Class A	47,462,130
1,587,000	Discovery Communications, Inc., Class C(a)	30,978,240
540,962	Live Nation Entertainment, Inc.(a)	22,796,139

		139,727,619

	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
547,000	Bristol-Myers Squibb Co.	34,597,750
609,000	Gilead Sciences, Inc.	45,912,510
184,000	Shire PLC, ADR	27,487,760

		107,998,020

	Real Estate — 5.7%
655,000	CBRE Group, Inc., Class A(a)	30,929,100

Shares		Fair Value
COMMON STOCKS — (continued)
	Real Estate — (continued)
444,400	Ryman Hospitality Properties, Inc., REIT	$34,418,780

		65,347,880

	Software & Services — 19.3%
309,000	Activision Blizzard, Inc.	20,845,140
595,120	Akamai Technologies, Inc.(a)	42,241,618
58,400	Alphabet, Inc., Class C(a)	60,256,536
241,000	Check Point Software Technologies, Ltd.(a)	23,940,940
232,000	Intuit, Inc.	40,217,200
221,200	Red Hat, Inc.(a)(b)	33,071,612

		220,573,046

	Technology Hardware & Equipment — 5.2%
1,388,000	Cisco Systems, Inc.	59,531,320

	Transportation — 1.9%
348,789	Alaska Air Group, Inc.	21,610,966

	Total Common Stocks (Cost $759,150,644)	1,114,782,209

MONEY MARKET FUND — 1.0%
11,774,109	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(c)	11,774,109

	Total Money Market Fund (Cost $11,774,109)	11,774,109

Total Investments Before Options Written — 98.7% (Cost $770,924,753)		$1,126,556,318

Options Written — (0.1%) (Premiums Received $(260,357))		(870,000)

Total Investments — 98.6% (Cost $770,664,396)		1,125,686,318
Net Other Assets (Liabilities) — 1.4%		15,416,694

NET ASSETS — 100.0%		$1,141,103,012

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of March 31, 2018, exchange traded options written outstanding were as follows:

Description	Call/Put	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED OPTIONS WRITTEN — (0.1%)
Red Hat, Inc.	Call	750	$11,213,250	$140.00	06/15/18	$(870,000)

Total Exchange Traded Options Written						$(870,000)

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.7%

	Automobiles & Components — 3.1%
1,311,000	General Motors Co.	$47,641,740

	Banks — 2.9%
852,000	Wells Fargo & Co.	44,653,320

	Capital Goods — 4.9%
398,000	Honeywell International, Inc.	57,514,980
121,000	Snap-on, Inc.	17,852,340

		75,367,320

	Commercial & Professional Services — 4.0%
284,125	KAR Auction Services, Inc.	15,399,575
602,000	Nielsen Holdings PLC	19,137,580
461,600	Robert Half International, Inc.	26,722,024

		61,259,179

	Consumer Services — 3.1%
837,000	Starbucks Corp.	48,453,930

	Diversified Financials — 8.2%
986,000	Discover Financial Services	70,922,980
1,089,000	Invesco, Ltd.	34,858,890
248,000	Nasdaq, Inc.	21,382,560

		127,164,430

	Energy — 5.9%
1,754,040	Enbridge, Inc.	55,199,639
557,700	Occidental Petroleum Corp.	36,228,192

		91,427,831

	Food & Staples Retailing — 3.2%
806,319	CVS Health Corp.	50,161,105

	Food, Beverage & Tobacco — 3.7%
525,900	PepsiCo, Inc.	57,401,985

	Health Care Equipment & Services — 9.9%
1,282,000	Abbott Laboratories	76,817,440
152,000	Anthem, Inc.	33,394,400
545,000	Medtronic PLC	43,719,900

		153,931,740

	Media — 4.7%
506,000	Omnicom Group, Inc.	36,771,020
387,000	Time Warner, Inc.	36,602,460

		73,373,480

	Pharmaceuticals, Biotechnology & Life Sciences — 13.2%
661,000	AbbVie, Inc.(a)	62,563,650
427,000	Johnson & Johnson	54,720,050
959,000	Merck & Co., Inc.	52,236,730
1,005,400	Pfizer, Inc.	35,681,646

		205,202,076

	Real Estate — 3.4%
485,000	Crown Castle International Corp., REIT	53,160,850

	Retailing — 3.4%
605,000	Lowe’s Cos., Inc.	53,088,750

	Semiconductors & Semiconductor Equipment — 9.8%
674,600	Analog Devices, Inc.	61,476,298
1,041,500	Maxim Integrated Products, Inc.	62,719,130

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — (continued)
495,273	QUALCOMM, Inc.	$27,443,077

		151,638,505

	Software & Services — 9.2%
464,000	Accenture PLC, Class A	71,224,000
778,000	Microsoft Corp.	71,008,060

		142,232,060

	Telecommunication Services — 4.1%
1,321,000	Verizon Communications, Inc.	63,170,220

	Transportation — 3.0%
446,000	United Parcel Service, Inc., Class B	46,678,360

	Total Common Stocks (Cost $1,137,104,893)	1,546,006,881

MONEY MARKET FUND — 0.1%
1,490,935	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	1,490,935

	Total Money Market Fund (Cost $1,490,935)	1,490,935

Total Investments Before Options Written — 99.8% (Cost $1,138,595,828)		$1,547,497,816

Options Written — 0.0% (Premiums Received $(532,424))		(64,900)

Total Investments — 99.8% (Cost $1,138,063,404)		1,547,432,916
Net Other Assets (Liabilities) — 0.2%		2,408,053

NET ASSETS — 100.0%		$1,549,840,969

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

As of March 31, 2018, exchange traded options written outstanding were as follows:

Description	Call/Put	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

EXCHANGE TRADED OPTIONS WRITTEN — 0.0%

AbbVie, Inc.	Call	590	$5,584,350	$110.00	06/15/18	$(64,900)

Total Exchange Traded Options Written						$(64,900)

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%
	Australia — 5.2%
86,875	Bank of Queensland, Ltd.	$737,426
97,825	Bendigo & Adelaide Bank, Ltd.	744,828
145,150	Oil Search, Ltd.	806,266
181,625	Qantas Airways, Ltd.	819,410
11,975	Rio Tinto, Ltd.	678,410
227,825	South32, Ltd.	572,564

		4,358,904

	Austria — 1.0%
15,075	OMV AG	879,281

	Belgium — 2.0%
9,825	KBC Group NV	855,551
9,875	UCB SA	804,205

		1,659,756

	France — 10.8%
3,400	Arkema SA	443,867
33,275	AXA SA	884,551
16,500	BNP Paribas SA	1,223,653
50,175	Credit Agricole SA	818,105
10,425	Faurecia	843,551
7,925	ICADE, REIT	769,396
107,900	Natixis SA	885,353
55,625	Orange SA	945,506
28,725	Peugeot SA	691,681
8,325	Publicis Groupe SA	579,685
8,575	Renault SA	1,040,559

		9,125,907

	Germany — 6.7%
6,000	Allianz SE	1,356,345
9,050	Covestro AG(b)	891,128
25,175	Deutsche Lufthansa AG	804,783
32,425	Deutsche Telekom AG	530,496
5,150	Deutsche Wohnen SE	240,299
900	Fresenius Medical Care AG & Co. KGaA	91,920
6,675	Henkel AG & Co. KGaA	840,942
18,750	Vonovia SE	929,810

		5,685,723

	Hong Kong — 2.3%
30,325	CK Hutchison Holdings, Ltd.	364,363
89,096	I-CABLE Communications, Ltd.(a)	2,278
172,450	Kerry Properties, Ltd.	779,817
785,275	WH Group, Ltd.(b)	841,411

		1,987,869

	Israel — 0.1%
3,800	Teva Pharmaceutical Industries, Ltd., ADR	64,942

	Italy — 4.4%
46,225	Fiat Chrysler Automobiles NV	942,820
3,390	GEDI Gruppo Editoriale SpA(a)	1,874
278,400	Intesa Sanpaolo SpA	1,013,657
233,500	Intesa Sanpaolo SpA	884,460
139,225	Terna Rete Elettrica Nazionale SpA	813,617
31,450	UnipolSai Assicurazioni SpA	74,780

		3,731,208

	Japan — 26.6%
33,600	Alfresa Holdings Corp.	758,715
18,500	Asahi Group Holdings, Ltd.	994,904

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
70,100	Astellas Pharma, Inc.	$1,072,249
33,900	Brother Industries, Ltd.	786,054
3,000	Central Japan Railway Co.	572,528
142,000	Hitachi, Ltd.	1,034,272
20,400	Idemitsu Kosan Co., Ltd.	780,519
56,300	ITOCHU Corp.	1,099,380
153,800	JXTG Holdings, Inc.	937,654
86,000	Kajima Corp.	808,518
18,700	Kirin Holdings Co., Ltd.	497,833
20,200	MINEBEA MITSUMI, Inc.	434,335
82,200	Mitsubishi Chemical Holdings Corp.	800,338
37,300	Mitsubishi Corp.	1,004,081
10,800	Mitsubishi Gas Chemical Co., Inc.	260,634
53,900	Mitsui & Co., Ltd.	927,504
14,700	Mixi, Inc.	549,996
51,000	Nexon Co., Ltd.(a)	864,638
20,200	Nippon Telegraph & Telephone Corp.	942,392
59,700	Obayashi Corp.	657,647
61,800	Showa Shell Sekiyu KK	841,280
8,900	Sony Corp.	437,883
59,400	Sumitomo Corp.	995,100
52,100	Sumitomo Dainippon Pharma Co., Ltd.	870,356
15,200	Suzuki Motor Corp.	825,259
15,200	Taisei Corp.	779,603
2,500	Tokyo Electron, Ltd.	462,478
23,100	Toyota Tsusho Corp.	780,653
25,200	Yamaha Motor Co., Ltd.	749,750

		22,526,553

	Netherlands — 5.1%
132,400	Aegon NV	893,280
15,700	Coca-Cola European Partners PLC	654,062
61,675	ING Groep NV	1,040,779
41,000	Koninklijke Ahold Delhaize NV	971,534
11,325	Randstad Holding NV	745,865

		4,305,520

	Singapore — 1.8%
389,300	Ascendas Real Estate Investment Trust, REIT	784,156
761,900	Yangzijiang Shipbuilding Holdings, Ltd.	709,621

		1,493,777

	Spain — 4.4%
120,125	Banco Bilbao Vizcaya Argentaria SA	951,339
183,425	CaixaBank SA	874,509
6,775	Enagas SA	185,532
96,600	International Consolidated Airlines Group SA	836,350
50,530	Repsol SA	898,204

		3,745,934

	Sweden — 2.0%
22,500	Boliden AB	791,739
49,750	Volvo AB, Class B	910,643

		1,702,382

	Switzerland — 5.6%
10,425	Adecco Group AG	742,573
6,900	Roche Holding AG	1,582,840
9,275	Swiss Re AG	946,669
62,150	UBS Group AG	1,095,016

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Switzerland — (continued)
1,125	Zurich Insurance Group AG	$371,095

		4,738,193

	United Kingdom — 19.0%
53,325	3i Group PLC	643,624
41,700	Anglo American PLC	971,385
103,700	Barratt Developments PLC	771,663
15,850	Berkeley Group Holdings PLC	842,577
93,300	Centrica PLC	186,812
70,150	GlaxoSmithKline PLC	1,362,383
176,650	Glencore PLC	877,813
187,175	HSBC Holdings PLC	1,757,703
27,825	Imperial Brands PLC	947,425
243,875	Legal & General Group PLC	883,619
13,525	Next PLC	904,131
24,975	Persimmon PLC	886,417
23,650	Rio Tinto PLC	1,200,094
6,050	Shire PLC	301,107
50,175	SSE PLC	900,104
46,275	Standard Life Aberdeen PLC	233,581
81,000	Tate & Lyle PLC	618,647
317,800	Taylor Wimpey PLC	823,322
37,850	TUI AG	811,638
2,675	Unilever PLC	148,362

		16,072,407

	Total Common Stocks (Cost $72,145,720)	82,078,356

PREFERRED STOCKS — 0.8%

	Germany — 0.8%
3,875	Henkel AG & Co. KGaA	509,381
12,225	Schaeffler AG	188,803

	Total Preferred Stocks (Cost $647,520)	698,184

Shares		Fair Value
MONEY MARKET FUND — 1.3%

	United States — 1.3%
1,090,151	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(c)	$1,090,151

	Total Money Market Fund (Cost $1,090,151)	1,090,151

Total Investments — 99.1% (Cost $73,883,391)		83,866,691
Net Other Assets (Liabilities) — 0.9%		765,934

NET ASSETS — 100.0%		$84,632,625

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

ADR — American Depository Receipts

REIT — Real Estate Investment Trust

Industry	Percentage of net assets
Automobiles & Components	6.2%
Banks	12.9%
Capital Goods	11.2%
Commercial & Professional Services	1.8%
Consumer Durables & Apparel	4.4%
Consumer Services	1.0%
Diversified Financials	3.4%
Energy	6.3%
Food & Staples Retailing	1.1%
Food, Beverage & Tobacco	5.4%
Health Care Equipment & Services	1.0%
Household & Personal Products	1.8%
Insurance	6.4%
Materials	8.8%
Media	0.7%
Money Market Fund	1.3%
Pharmaceuticals, Biotechnology & Life Sciences	7.2%
Real Estate	4.1%
Retailing	1.1%
Semiconductors & Semiconductor Equipment	0.5%
Software & Services	1.7%
Technology Hardware & Equipment	2.1%
Telecommunication Services	2.9%
Transportation	3.6%
Utilities	2.2%

99.1%

See accompanying Notes to the Financial Statements.

Sterling Capital SMID Opportunities Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.0%
	Automobiles & Components — 3.6%
13,400	Gentex Corp.	$308,468

	Banks — 7.6%
10,269	Towne Bank/Portsmouth VA	293,693
6,500	Webster Financial Corp.	360,100

		653,793

	Commercial & Professional Services — 5.3%
4,100	WageWorks, Inc.(a)	185,320
3,850	Waste Connections, Inc.	276,199

		461,519

	Consumer Durables & Apparel — 1.4%
4,174	PulteGroup, Inc.	123,091

	Consumer Services — 11.8%
9,000	Aramark	356,040
3,871	Norwegian Cruise Line Holdings, Ltd.(a)	205,047
8,970	ServiceMaster Global Holdings, Inc.(a)	456,125

		1,017,212

	Energy — 3.0%
10,700	Newfield Exploration Co.(a)	261,294

	Food, Beverage & Tobacco — 3.3%
2,234	Ingredion, Inc.	288,007

	Health Care Equipment & Services — 17.5%
1,900	AmerisourceBergen Corp.	163,799
4,500	Centene Corp.(a)	480,915
2,000	MEDNAX, Inc.(a)	111,260
11,700	Premier, Inc., Class A(a)	366,327
3,300	Universal Health Services, Inc., Class B	390,753

		1,513,054

	Household & Personal Products — 1.6%
2,750	Church & Dwight Co., Inc.	138,490

	Insurance — 1.9%
1,170	RenaissanceRe Holdings, Ltd.	162,057

	Materials — 7.1%
10,700	Ball Corp.	424,897
2,200	Scotts Miracle-Gro Co. (The)	188,650

		613,547

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
2,700	Syneos Health, Inc.(a)	$95,850

	Real Estate — 3.5%
4,079	FirstService Corp.	298,501

	Retailing — 3.8%
5,300	CarMax, Inc.(a)	328,282

	Software & Services — 20.2%
5,700	Amdocs, Ltd.	380,304
2,000	Blackhawk Network Holdings, Inc.(a)	89,400
5,200	CDK Global, Inc.	329,368
4,800	Fiserv, Inc.(a)	342,288
6,000	Genpact, Ltd.	191,940
3,700	Global Payments, Inc.	412,624

		1,745,924

	Technology Hardware & Equipment — 3.1%
2,270	Rogers Corp.(a)	271,356

	Transportation — 3.2%
2,500	Kansas City Southern	274,625

	Total Common Stocks (Cost $7,409,563)	8,555,070

MONEY MARKET FUND — 0.9%

76,787	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	76,787

	Total Money Market Fund (Cost $76,787)	76,787

Total Investments — 99.9% (Cost $7,486,350)		8,631,857
Net Other Assets (Liabilities) — 0.1%		10,385

NET ASSETS — 100.0%		$8,642,242

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.7%
	Automobiles & Components — 3.5%
16,540	Magna International, Inc.	$932,029
12,000	Thor Industries, Inc.	1,382,040

		2,314,069

	Banks — 8.5%
25,100	East West Bancorp, Inc.	1,569,754
13,300	First Republic Bank/CA	1,231,713
93,300	Huntington Bancshares, Inc.	1,408,830
72,100	KeyCorp.	1,409,555

		5,619,852

	Capital Goods — 10.7%
10,100	Carlisle Cos., Inc.	1,054,541
5,000	Cummins, Inc.	810,450
35,300	HD Supply Holdings, Inc.(a)	1,339,282
14,500	Masonite International Corp.(a)	889,575
23,800	MasTec, Inc.(a)	1,119,790
10,700	United Rentals, Inc.(a)	1,848,211

		7,061,849

	Consumer Durables & Apparel — 4.1%
7,200	Mohawk Industries, Inc.(a)	1,671,984
35,700	PulteGroup, Inc.	1,052,793

		2,724,777

	Consumer Services — 1.3%
7,200	Royal Caribbean Cruises, Ltd.	847,728

	Diversified Financials — 3.7%
7,200	Affiliated Managers Group, Inc.	1,364,976
7,200	Ameriprise Financial, Inc.	1,065,168

		2,430,144

	Energy — 6.9%
37,600	Cabot Oil & Gas Corp.	901,648
90,800	Callon Petroleum Co.(a)	1,202,192
29,400	Devon Energy Corp.	934,626
16,300	Phillips 66	1,563,496

		4,601,962

	Food & Staples Retailing — 2.0%
11,900	Casey’s General Stores, Inc.	1,306,263

	Food, Beverage & Tobacco — 4.6%
10,800	Ingredion, Inc.	1,392,336
28,000	Lamb Weston Holdings, Inc.	1,630,160

		3,022,496

	Health Care Equipment & Services — 3.7%
6,200	Becton Dickinson & Co.	1,343,540
10,400	Zimmer Biomet Holdings, Inc.	1,134,016

		2,477,556

	Insurance — 7.1%
12,300	American Financial Group, Inc.	1,380,306
20,000	First American Financial Corp.	1,173,600
10,500	Hanover Insurance Group, Inc. (The)	1,237,845
10,700	Torchmark Corp.	900,619

		4,692,370

	Materials — 7.3%
14,700	Avery Dennison Corp.	1,561,875

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials — (continued)
29,100	Berry Global Group, Inc.(a)	$1,594,971
15,400	Westlake Chemical Corp.	1,711,710

		4,868,556

	Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
17,400	ICON Plc(a)	2,055,636
16,300	PerkinElmer, Inc.	1,234,236
6,400	Thermo Fisher Scientific, Inc.	1,321,344

		4,611,216

	Real Estate — 9.7%
15,600	EastGroup Properties, Inc., REIT	1,289,496
37,600	Gramercy Property Trust, REIT	817,048
26,000	Highwoods Properties, Inc., REIT	1,139,320
30,000	Hudson Pacific Properties, Inc., REIT	975,900
12,300	Mid-America Apartment Communities, Inc., REIT	1,122,252
14,200	Ryman Hospitality Properties, Inc., REIT	1,099,790

		6,443,806

	Semiconductors & Semiconductor Equipment — 1.8%
11,900	Skyworks Solutions, Inc.	1,193,094

	Software & Services — 6.2%
22,000	Activision Blizzard, Inc.	1,484,120
20,400	Fiserv, Inc.(a)	1,454,724
15,200	PTC, Inc.(a)	1,185,752

		4,124,596

	Technology Hardware & Equipment — 4.9%
10,500	Arrow Electronics, Inc.(a)	808,710
19,000	CDW Corp.	1,335,890
28,400	CommScope Holding Co., Inc.(a)	1,135,148

		3,279,748

	Utilities — 2.7%
26,600	Southwest Gas Holdings, Inc.	1,798,958

	Total Common Stocks (Cost $38,855,690)	63,419,040

MONEY MARKET FUND — 3.3%

2,139,548	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	2,139,548

	Total Money Market Fund (Cost $2,139,548)	2,139,548

Total Investments — 99.0% (Cost $40,995,238)		65,558,588
Net Other Assets (Liabilities) — 1.0%		694,238

NET ASSETS — 100.0%		$66,252,826

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Real Estate Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.6%
	Diversified — 4.1%
66,000	Gramercy Property Trust	$1,434,180
55,000	Liberty Property Trust	2,185,150

		3,619,330

	Health Care — 8.8%
62,500	Healthcare Trust of America, Inc., Class A	1,653,125
150,000	Medical Properties Trust, Inc.	1,950,000
53,000	Ventas, Inc.	2,625,090
26,000	Welltower, Inc.	1,415,180

		7,643,395

	Hotel & Resort — 7.4%
50,000	Chesapeake Lodging Trust	1,390,500
10,000	Marriott International, Inc., Class A	1,359,800
40,000	MGM Growth Properties, LLC, Class A	1,061,600
34,000	Ryman Hospitality Properties, Inc.	2,633,300

		6,445,200

	Industrial — 5.2%
28,000	EastGroup Properties, Inc.	2,314,480
77,000	First Industrial Realty Trust, Inc.	2,250,710

		4,565,190

	Office — 9.8%
20,000	Alexandria Real Estate Equities, Inc.	2,497,800
37,000	Highwoods Properties, Inc.	1,621,340
70,000	Hudson Pacific Properties, Inc.	2,277,100
22,000	SL Green Realty Corp.	2,130,260

		8,526,500

	Residential — 17.7%
42,000	American Campus Communities, Inc.	1,622,040
85,000	American Homes 4 Rent, Class A	1,706,800
49,000	Apartment Investment & Management Co., Class A	1,996,750
22,400	Equity LifeStyle Properties, Inc.	1,966,048
14,000	Essex Property Trust, Inc.	3,369,520
23,500	Mid-America Apartment Communities, Inc	2,144,140
75,000	UDR, Inc.	2,671,500

		15,476,798

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail — 17.0%
57,500	Acadia Realty Trust	$1,414,500
17,700	Federal Realty Investment Trust	2,055,147
112,000	GGP, Inc.	2,291,520
43,000	National Retail Properties, Inc.	1,688,180
82,000	Retail Opportunity Investments Corp.	1,448,940
38,757	Simon Property Group, Inc.	5,982,143

		14,880,430

	Specialized — 28.6%
40,000	Crown Castle International Corp.	4,384,400
83,000	CubeSmart	2,340,600
30,000	CyrusOne, Inc.	1,536,300
30,000	Digital Realty Trust, Inc.	3,161,400
26,000	EPR Properties	1,440,400
9,700	Equinix, Inc.	4,055,958
18,000	Life Storage, Inc.	1,503,360
21,000	SBA Communications Corp.(a)	3,589,320
85,000	Uniti Group, Inc.	1,381,250
45,000	Weyerhaeuser Co.	1,575,000

		24,967,988

	Total Common Stocks (Cost $60,343,465)	86,124,831

MONEY MARKET FUND — 0.3%

252,958	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	252,958

	Total Money Market Fund (Cost $252,958)	252,958

Total Investments — 98.9% (Cost $60,596,423)		86,377,789
Net Other Assets (Liabilities) — 1.1%		956,294

NET ASSETS — 100.0%		$87,334,083

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.1%
	Automobiles & Components — 3.5%
500,000	Cooper Tire & Rubber Co.	$14,650,000
263,758	Thor Industries, Inc.	30,377,009

		45,027,009

	Banks — 23.6%
462,840	Chemical Financial Corp.	25,308,091
467,550	Community Bank System, Inc.	25,041,978
904,650	First Midwest Bancorp, Inc.	22,245,343
560,130	Glacier Bancorp, Inc.	21,497,789
275,250	IBERIABANK Corp.	21,469,500
528,250	MB Financial, Inc.	21,383,560
1,036,521	Northwest Bancshares, Inc.	17,164,788
173,600	Signature Bank(a)	24,642,520
101,400	SVB Financial Group(a)	24,337,014
905,691	Umpqua Holdings Corp.	19,390,844
448,250	United Bankshares, Inc.	15,800,813
531,000	Webster Financial Corp.	29,417,400
368,300	Wintrust Financial Corp.	31,692,215

		299,391,855

	Capital Goods — 15.0%
347,500	Crane Co.	32,227,150
433,450	EnerSys	30,068,427
769,550	MasTec, Inc.(a)	36,207,328
382,625	Moog, Inc., Class A(a)	31,532,126
373,700	Oshkosh Corp.	28,875,799
183,041	United Rentals, Inc.(a)	31,616,672

		190,527,502

	Diversified Financials — 1.7%
115,700	Affiliated Managers Group, Inc.	21,934,406

	Energy — 2.8%
400,700	Cabot Oil & Gas Corp.	9,608,786
1,915,500	Callon Petroleum Co.(a)	25,361,220

		34,970,006

	Food & Staples Retailing — 2.4%
277,800	Casey’s General Stores, Inc.	30,494,106

	Health Care Equipment & Services — 3.4%
521,788	BioTelemetry, Inc.(a)	16,201,517
308,073	West Pharmaceutical Services, Inc.	27,199,765

		43,401,282

	Insurance — 4.3%
216,400	Hanover Insurance Group, Inc. (The)	25,511,396
469,550	Selective Insurance Group, Inc.	28,501,685

		54,013,081

	Materials — 4.6%
430,298	AdvanSix, Inc.(a)	14,965,764
682,947	PolyOne Corp.	29,038,906
231,200	U.S. Concrete, Inc.(a)	13,964,480

		57,969,150

	Real Estate — 9.9%
495,200	American Campus Communities, Inc., REIT	19,124,624

Shares		Fair Value
COMMON STOCKS — (continued)
	Real Estate — (continued)
715,800	First Industrial Realty Trust, Inc., REIT	$20,922,834
472,064	Highwoods Properties, Inc., REIT	20,685,844
1,181,600	Medical Properties Trust, Inc., REIT	15,360,800
418,800	Ryman Hospitality Properties, Inc., REIT	32,436,060
173,300	SL Green Realty Corp., REIT	16,780,639

		125,310,801

	Semiconductors & Semiconductor Equipment — 4.0%
1,246,310	ON Semiconductor Corp.(a)	30,484,743
291,844	Qorvo, Inc.(a)	20,560,410

		51,045,153

	Software & Services — 7.0%
227,700	CACI International, Inc., Class A(a)	34,462,395
399,830	PTC, Inc.(a)	31,190,738
242,710	Take-Two Interactive Software, Inc.(a)	23,732,184

		89,385,317

	Technology Hardware & Equipment — 5.1%
300,100	Anixter International, Inc.(a)	22,732,575
410,808	Belden, Inc.	28,321,104
500,000	NetScout Systems, Inc.(a)	13,175,000

		64,228,679

	Transportation — 2.2%
1,347,300	JetBlue Airways Corp.(a)	27,377,136

	Utilities — 5.6%
478,131	El Paso Electric Co.	24,384,681
577,150	Portland General Electric Co.	23,380,347
338,260	Southwest Gas Holdings, Inc.	22,876,524

		70,641,552

	Total Common Stocks (Cost $595,966,051)	1,205,717,035

MONEY MARKET FUND — 4.8%
60,659,999	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	60,659,999

	Total Money Market Fund (Cost $60,659,999)	60,659,999

Total Investments — 99.9% (Cost $656,626,050)		1,266,377,034
Net Other Assets (Liabilities) — 0.1%		901,858

NET ASSETS — 100.0%		$1,267,278,892

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 21.0%
$500,000	Ally Auto Receivables Trust, Series 2014-3, Class B, 2.040%, 5/15/20	$498,685
400,000	Ally Auto Receivables Trust, Series 2016-3, Class B, 1.970%, 7/15/21	395,656
28,884	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	28,883
344,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	344,245
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	392,239
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	167,245
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(a)	448,259
165,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	163,211
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	498,039
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	348,962
200,000	CarMax Auto Owner Trust, Series 2014-2, Class B, 1.880%, 11/15/19	199,718
500,000	CarMax Auto Owner Trust, Series 2014-2, Class C, 2.080%, 1/15/20	499,372
97,877	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.220%, 6/25/37	99,896
186,025	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.297%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	186,828
411,616	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.162%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	407,764
33,095	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	33,066
186,354	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	185,882
315,000	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	313,420
750,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(a)	743,457
191,175	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.302%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	191,167
300,000	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 2.637%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	300,114
18,316	New Century Home Equity Loan Trust, Series 2005-4, Class M1, 2.352%, (LIBOR USD 1-Month plus 0.48%), 9/25/35(b)	18,321
105,089	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 2.032%, (LIBOR USD 1-Month plus 0.16%), 7/25/36(b)	105,019
226,880	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	226,801
500,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	498,813
158,464	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	158,360
231,913	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.022%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	230,721

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$180,344	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.722%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	$181,960
17,415	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 2.072%, (LIBOR USD 1-Month plus 0.20%), 1/25/36(b)	17,416
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	124,038

	Total Asset Backed Securities (Cost $8,034,393)	8,007,557

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
375,302	Fannie Mae, Series 2011-141, Class EA, 1.750%, 7/25/21	373,110
251,694	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	252,276
152,982	Freddie Mac, Series -3812, Class AJ, 3.500%, 8/15/24	152,915
114,420	Freddie Mac, Series -3805, Class EK, 4.000%, 6/15/40	116,062

	Total Collateralized Mortgage Obligations (Cost $897,033)	894,363

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
399,970	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	415,762
23,645	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	23,778

	Total Commercial Mortgage-Backed Securities (Cost $448,605)	439,540

CORPORATE BONDS — 70.8%
	Automobiles & Components — 2.3%
400,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	393,670
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	249,982
250,000	Nissan Motor Acceptance Corp., 2.722%, (LIBOR USD 3-Month plus 0.52%), 3/15/21(a)(b)	250,294

		893,946

	Banks — 23.9%
250,000	ABN AMRO Bank NV, 2.500%, 10/30/18(a)	249,873
300,000	Associated Banc-Corp., 2.750%, 11/15/19	298,495
250,000	Australia & New Zealand Banking Group, Ltd/New York NY, MTN, 1.450%, 5/15/18	249,740
200,000	Bank of America Corp., MTN, 6.875%, 4/25/18	200,518
375,000	Bank of America NA, BKNT, 2.050%, 12/7/18	373,937
250,000	Bank of Montreal, MTN, 2.671%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	251,358
300,000	Bank of New York Mellon Corp. (The), MTN, 2.100%, 1/15/19	298,665
300,000	Barclays Bank PLC, GMTN, 2.343%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	300,785
250,000	BPCE SA, MTN, 2.250%, 1/27/20	246,422
250,000	Canadian Imperial Bank of Commerce, 2.093%, (LIBOR USD 3-Month plus 0.32%), 2/2/21(b)	250,161

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$500,000	Citigroup, Inc., 2.450%, (LIBOR USD 3-Month plus 0.69%), 4/27/18(b)	$500,110
380,000	Citizens Bank NA / Providence RI, BKNT, 2.200%, 5/26/20	372,085
250,000	Comerica Bank, BKNT, 2.500%, 6/2/20	246,906
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	248,664
250,000	DBS Group Holdings, Ltd., 2.537%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	250,042
250,000	DNB Bank ASA, 2.678%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	249,952
350,000	Fifth Third Bancorp, 2.300%, 3/1/19	348,569
300,000	Goldman Sachs Group, Inc. (The), 1.950%, 7/23/19	296,655
300,000	HSBC USA, Inc., 2.350%, 3/5/20	296,071
365,000	Huntington National Bank (The), BKNT, 2.200%, 11/6/18	363,976
250,000	ING Bank NV, 2.050%, 8/17/18(a)	249,489
376,000	JPMorgan Chase & Co., 1.850%, 3/22/19	373,052
200,000	Lloyds Bank PLC, 2.300%, 11/27/18	199,553
169,000	Macquarie Bank, Ltd., 2.600%, 6/24/19(a)	168,292
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	249,753
366,000	PNC Bank NA, BKNT, 1.600%, 6/1/18	365,535
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	260,530
200,000	Santander UK PLC, GMTN, 2.794%, (LIBOR USD 3-Month plus 0.85%), 8/24/18(b)	200,495
300,000	SunTrust Banks, Inc., 2.350%, 11/1/18	299,393
300,000	Svenska Handelsbanken AB, 2.407%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	300,734
300,000	Wells Fargo Bank NA, 1.750%, 5/24/19	296,598
250,000	Westpac Banking Corp., 1.950%, 11/23/18	248,931

		9,105,339

	Capital Goods — 0.7%
250,000	Caterpillar Financial Services Corp., MTN, 2.355%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(b)	249,943

	Commercial & Professional Services — 0.7%
275,000	Republic Services, Inc., 3.800%, 5/15/18	275,270

	Consumer Durables & Apparel — 1.4%
260,000	DR Horton, Inc., 3.750%, 3/1/19	261,193
285,000	Newell Brands, Inc., 2.150%, 10/15/18	283,466

		544,659

	Consumer Services — 0.7%
250,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	250,009

	Diversified Financials — 6.4%
225,000	Ally Financial, Inc., 3.600%, 5/21/18	225,000
200,000	Ally Financial, Inc., 8.000%, 12/31/18	206,250
325,000	American Express Co., 2.494%, (LIBOR USD 3-Month plus 0.59%), 5/22/18(b)	325,187
325,000	Berkshire Hathaway, Inc., 1.939%, (LIBOR USD 3-Month plus 0.15%), 8/6/18(b)	325,079
250,000	Credit Agricole SA/London, 2.500%, 4/15/19(a)	249,206
250,000	Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 3/26/20	247,591
200,000	Export-Import Bank of Korea, 2.375%, 8/12/19	198,336
250,000	International Lease Finance Corp., 3.875%, 4/15/18	250,045

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financials — (continued)
$180,000	Protective Life Global Funding, 1.555%, 9/13/19(a)	$176,677
250,000	UBS AG/Stamford CT, GMTN, 2.375%, 8/14/19	248,172

		2,451,543

	Energy — 7.1%
250,000	Buckeye Partners LP, 2.650%, 11/15/18	249,376
300,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	299,661
350,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	349,777
250,000	Enable Midstream Partners LP, 2.400%, 5/15/19	247,347
300,000	Energy Transfer Partners LP, 2.500%, 6/15/18	300,054
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	99,452
300,000	Enterprise Products Operating, LLC, 6.650%, 4/15/18	300,338
410,000	Enterprise Products Operating, LLC, 1.650%, 5/7/18	409,606
200,000	NuStar Logistics LP, 8.400%, 4/15/18	200,250
250,000	Phillips 66, 2.472%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,267

		2,706,128

	Food & Staples Retailing — 0.8%
310,000	CVS Health Corp., 2.777%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	312,329

	Food, Beverage & Tobacco — 2.6%
273,000	Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	272,686
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	249,750
480,000	Reynolds American, Inc., 2.300%, 6/12/18	479,756

		1,002,192

	Health Care Equipment & Services — 2.7%
579,000	Aetna, Inc., 1.700%, 6/7/18	578,361
180,000	Centene Corp., 5.625%, 2/15/21	184,950
250,000	Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18	250,000

		1,013,311

	Insurance — 6.8%
158,000	Assurant, Inc., 3.543%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	158,177
125,000	Athene Global Funding, 2.875%, 10/23/18(a)	124,886
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,453
100,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	105,160
300,000	Jackson National Life Global Funding, 2.300%, 4/16/19(a)	298,905
250,000	Metropolitan Life Global Funding I, 1.750%, 9/19/19(a)	246,457
325,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	324,305
350,000	Pricoa Global Funding I, 1.900%, 9/21/18(a)	348,955
250,000	Principal Life Global Funding II, 2.375%, 9/11/19(a)	248,389
300,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	299,105
200,000	XLIT, Ltd., 2.300%, 12/15/18	199,240

		2,603,032

	Materials — 1.8%
250,000	Martin Marietta Materials, Inc., 6.600%, 4/15/18	250,372
200,000	Praxair, Inc., 1.250%, 11/7/18	198,521

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Materials — (continued)
$240,000	Vulcan Materials Co., 2.570%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	$240,070

		688,963

	Media — 0.5%
200,000	Discovery Communications, LLC, 2.200%, 9/20/19	197,954

	Real Estate — 2.4%
300,000	iStar, Inc., REIT, 4.625%, 9/15/20	300,375
250,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 2.375%, 11/5/19(a)	247,481
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 2.700%, 9/17/19(a)	358,282

		906,138

	Retailing — 0.6%
250,000	Dollar General Corp., 1.875%, 4/15/18	249,891

	Semiconductors & Semiconductor Equipment — 0.3%
100,000	QUALCOMM, Inc., 2.100%, 5/20/20	98,860

	Software & Services — 0.6%
250,000	DXC Technology Co., 2.875%, 3/27/20	248,607

	Technology Hardware & Equipment — 1.4%
250,000	EMC Corp., 1.875%, 6/1/18	249,304
295,000	Harris Corp., 1.999%, 4/27/18	294,928

		544,232

	Telecommunication Services — 1.6%
200,000	Anixter, Inc., 5.625%, 5/1/19	204,250
200,000	AT&T, Inc., 2.300%, 3/11/19	199,269
200,000	CommScope, Inc., 5.000%, 6/15/21(a)	202,750

		606,269

	Transportation — 0.8%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	298,828

	Utilities — 4.7%
300,000	Dominion Energy, Inc., 1.875%, 12/15/18(a)	297,946
175,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	174,098
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	197,765
215,000	Mississippi Power Co., 2.942%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	215,075
250,000	Pacific Gas & Electric Co., 2.214%, (LIBOR USD 3-Month plus 0.23%), 11/28/18(a)(b)	249,389
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	258,506
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	83,941
300,000	Southern Co. (The), 2.450%, 9/1/18	299,665

		1,776,385

	Total Corporate Bonds (Cost $27,154,453)	27,023,828

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.9%
	New Jersey — 0.9%
$325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	$331,367

	Total Municipal Bonds (Cost $330,944)	331,367

COMMERCIAL PAPER — 1.6%
	Energy — 0.8%
300,000	Enable Midstream Partners LP, 2.560%, 5/1/18	299,316
	Utilities — 0.8%
300,000	Public Service Electric & Gas Co., 2.540%, 6/4/18	298,658
	Total Commercial Paper (Cost $598,013)	597,974

Shares
MONEY MARKET FUND — 1.6%
619,798	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(c)	619,798

	Total Money Market Fund (Cost $619,798)	619,798

Total Investments — 99.4% (Cost $38,083,239)		37,914,427
Net Other Assets (Liabilities) — 0.6%		244,727

NET ASSETS — 100.0%		$38,159,154

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.0%

$ 400,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$398,797
275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	275,196
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	820,384
865,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	848,218
310,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	304,976
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 3.972%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	140,631
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	793,930
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	791,326
850,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A, Class A, 2.630%, 12/20/21(b)	842,061
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	648,858
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	249,019
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	739,201
900,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	886,982
715,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	702,838
391,371	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.560%, 11/16/20	389,048
1,000,000	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	988,090
1,250,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.680%, 9/15/21	1,227,328
167,035	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.220%, 6/25/37	170,482
672,025	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 2.847%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	680,537
294,258	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.297%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	295,529
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,196,440
1,195,000	Enterprise Fleet Financing, LLC, Series 2017-2, Class A3, 2.220%, 1/20/23(b)	1,174,918
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	963,357
900,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	893,019
385,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(b)	381,641
658,027	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3, 2.697%, (LIBOR USD 1-Month plus 0.83%), 3/25/35(a)	658,007
299,713	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.302%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(a)	299,700

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$ 92,507	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	$92,481
892,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	889,930
1,645,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	1,649,463
705,205	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 3.072%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	715,160
286,428	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.722%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	288,995
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	266,968
1,400,000	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	1,386,939
900,000	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	886,588

	Total Asset Backed Securities (Cost $23,994,608)	23,937,037

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%

90,358	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	92,995
34,221	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	34,330
85,000	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	86,972
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	779,127
5,921	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	5,931
193,593	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	191,226
18,131	Freddie Mac, Series -2770, Class UE, 4.500%, 3/15/19	18,198
220,175	Freddie Mac, Series -3815, Class GD, 4.000%, 9/15/25	221,483
443,747	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	439,134
656,216	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	651,070
294,398	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	295,231
127,298	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	127,457
10,993	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	11,296
26,329	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	26,674

	Total Collateralized Mortgage Obligations (Cost $3,027,256)	2,981,124

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%

$1,423,107	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	$1,426,762
160,000	COMM 2014-CCRE16 Mortgage Trust, Series 2014-CR16, Class A2, 3.042%, 4/10/47	160,447
104,992	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	109,138
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	791,319
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	618,659
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	308,850
567,561	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	569,491
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	850,640
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	803,862
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,468,982
245,722	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	256,273
236,450	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	237,784
80,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	80,171
1,200,000	WFRBS Commercial Mortgage Trust 2011-C3, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,240,416

	Total Commercial Mortgage-Backed Securities (Cost $9,074,083)	8,922,794

CORPORATE BONDS — 67.8%

	Automobiles & Components — 3.0%
750,000	Daimler Finance North America, LLC, 2.354%, (LIBOR USD 3-Month plus 0.45%), 2/22/21(a)(b)	750,470
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	495,881
495,000	General Motors Co., 2.593%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	495,472
300,000	General Motors Financial Co., Inc., 3.612%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	304,344
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	397,548
298,000	Hyundai Capital America, 2.600%, 3/19/20(b)	293,825
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	491,936
400,000	PACCAR Financial Corp., MTN, 2.800%, 3/1/21	398,578

		3,628,054

	Banks — 18.7%
525,000	ABN AMRO Bank NV, 2.500%, 10/30/18(b)	524,732
1,100,000	Australia & New Zealand Banking Group Ltd, 2.790%, (LIBOR USD 3-Month plus 0.87%), 11/23/21(a)(b)	1,115,588
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20	1,249,858
350,000	Barclays Bank PLC, 7.750%, 4/10/23(c)	350,070

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$ 850,000	BNP Paribas SA, MTN, 2.450%, 3/17/19	$847,518
750,000	BPCE SA, MTN, 2.250%, 1/27/20	739,266
600,000	CIT Group, Inc., 5.375%, 5/15/20	618,750
1,275,000	Citigroup, Inc., 2.550%, 4/8/19	1,273,721
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	398,621
1,000,000	Cooperatieve Rabobank UA, MTN, 2.250%, 1/14/20	987,142
1,125,000	Credit Suisse, GMTN, 2.300%, 5/28/19	1,117,831
450,000	DNB Bank ASA, 2.125%, 10/2/20(b)	440,320
850,000	Fifth Third Bank/Cincinnati OH, BKNT, 1.625%, 9/27/19	835,399
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	587,550
800,000	ING Bank NV, 2.450%, 3/16/20(b)	790,522
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	885,548
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	498,228
600,000	Macquarie Bank, Ltd., 2.400%, 1/21/20(b)	592,423
450,000	Manufacturers & Traders Trust Co., BKNT, 2.483%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	453,498
1,100,000	Mitsubishi UFJ Financial Group, Inc., 3.149%, (LIBOR USD 3-Month plus 1.06%), 9/13/21(a)	1,116,184
450,000	MUFG Bank, Ltd., 2.300%, 3/5/20(b)	443,221
500,000	National City Corp., 6.875%, 5/15/19	521,905
1,055,000	Nordea Bank AB, 4.875%, 1/27/20(b)	1,089,938
450,000	Regions Bank/Birmingham AL, 2.688%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	449,498
485,000	Royal Bank of Canada, GMTN, 2.500%, 1/19/21	477,885
750,000	Santander UK PLC, 2.350%, 9/10/19	743,800
235,000	Sumitomo Mitsui Financial Group, Inc., 2.879%, (LIBOR USD 3-Month plus 1.14%), 10/19/21(a)	238,827
275,000	SunTrust Bank, BKNT, 2.250%, 1/31/20	271,300
800,000	Svenska Handelsbanken AB, BKNT, 1.500%, 9/6/19	785,212
750,000	Swedbank AB, 2.650%, 3/10/21(b)	738,660
1,125,000	Wells Fargo & Co., 2.500%, 3/4/21	1,104,561

		22,287,576

	Capital Goods — 2.6%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.355%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(a)	999,772
95,000	Fortive Corp., 1.800%, 6/15/19	93,858
800,000	Keysight Technologies, Inc., 3.300%, 10/30/19	801,539
650,000	L3 Technologies, Inc., 5.200%, 10/15/19	670,035
525,000	Textron, Inc., 3.650%, 3/1/21	531,456

		3,096,660

	Consumer Durables & Apparel — 0.3%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	406,761

	Consumer Services — 1.0%
400,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	433,472
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	98,505
610,000	United Rentals North America, Inc., 4.625%, 7/15/23	620,675

		1,152,652

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — 7.0%
$ 400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	$407,060
365,000	Ally Financial, Inc., 3.600%, 5/21/18	365,000
300,000	Ally Financial, Inc., 8.000%, 12/31/18	309,375
600,000	Ally Financial, Inc., 4.125%, 3/30/20	602,250
500,000	American Express Co., 2.606%, (LIBOR USD 3-Month plus 0.65%), 2/27/23(a)	498,396
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	433,841
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	392,206
425,000	Capital One Financial Corp., 2.217%, (LIBOR USD 3-Month plus 0.45%), 10/30/20(a)	423,341
750,000	Credit Agricole SA/London, 2.500%, 4/15/19	747,619
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	393,279
900,000	Goldman Sachs Group, Inc. (The), Series D, 6.000%, 6/15/20	952,366
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	376,257
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,192,609
425,000	Protective Life Global Funding, 2.161%, 9/25/20(b)	414,315
850,000	UBS AG/Stamford CT, GMTN, 2.350%, 3/26/20	838,082

		8,345,996

	Energy — 6.0%
275,000	Andeavor, 5.375%, 10/1/22	281,875
800,000	Buckeye Partners LP, 4.875%, 2/1/21	823,029
800,000	Energy Transfer Partners LP, 4.150%, 10/1/20	811,114
726,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	722,019
800,000	Enterprise Products Operating, LLC, 2.550%, 10/15/19	795,018
400,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	416,520
510,000	MPLX L.P., 5.500%, 2/15/23	522,750
328,000	Noble Energy, Inc., 5.625%, 5/1/21	334,134
300,000	NuStar Logistics L.P., 4.800%, 9/1/20	300,375
300,000	NuStar Logistics LP, 8.400%, 4/15/18	300,375
250,000	Phillips 66, 2.472%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,267
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	430,393
760,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	799,064
425,000	Western Gas Partners LP, 2.600%, 8/15/18	424,478

		7,211,411

	Food & Staples Retailing — 0.5%
650,000	CVS Health Corp., 2.125%, 6/1/21	627,968

	Food, Beverage & Tobacco — 0.6%
340,000	BAT Capital Corp., 2.297%, 8/14/20(b)	333,353
392,000	Reynolds American, Inc., 3.250%, 6/12/20	392,038

		725,391

	Health Care Equipment & Services — 0.9%
510,000	Centene Corp., 5.625%, 2/15/21	524,025
610,000	HCA, Inc., 4.250%, 10/15/19	614,575

		1,138,600

	Insurance — 8.0%
775,000	Alleghany Corp., 5.625%, 9/15/20	817,513

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$261,000	American International Group, Inc., 2.300%, 7/16/19	$258,575
750,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	800,124
396,000	Assurant, Inc., 3.543%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	396,443
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	449,589
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	368,060
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	393,955
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	338,902
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	642,645
450,000	MassMutual Global Funding II, 1.950%, 9/22/20(b)	438,744
600,000	Metropolitan Life Global Funding I, 2.050%, 6/12/20(b)	588,649
450,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	474,202
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	412,555
600,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	638,247
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	496,840
800,000	Principal Life Global Funding II, 2.150%, 1/10/20(b)	785,520
400,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	419,657
800,000	Reliance Standard Life Global Funding II, 2.500%, 1/15/20(b)	792,024

		9,512,244

	Materials — 3.4%
800,000	Anglo American Capital PLC, 4.450%, 9/27/20(b)	818,003
700,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	693,635
505,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	498,020
186,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	185,224
325,000	Masco Corp., 7.125%, 3/15/20	348,468
680,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	668,714
830,000	Vulcan Materials Co., 2.570%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	830,244

		4,042,308

	Media — 1.3%
750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	752,111
250,000	Discovery Communications, LLC, 2.200%, 9/20/19	247,443
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	416,763
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	99,000

		1,515,317

	Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
250,000	AbbVie, Inc., 2.300%, 5/14/21	243,700
350,000	Allergan Funding SCS, 3.000%, 3/12/20	348,195

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
$500,000	Celgene Corp., 2.875%, 8/15/20	$498,020

		1,089,915

	Real Estate — 4.2%
750,000	American Tower Corp., REIT, 5.050%, 9/1/20	780,606
400,000	AvalonBay Communities, Inc., REIT, 2.152%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	400,075
750,000	Crown Castle International Corp., REIT, 3.400%, 2/15/21	752,843
400,000	ERP Operating L.P., REIT, 4.750%, 7/15/20	414,622
430,000	HCP, Inc., REIT, 2.625%, 2/1/20	425,529
625,000	iStar, Inc., REIT, 5.000%, 7/1/19	626,981
71,000	iStar, Inc., REIT, 4.625%, 9/15/20	71,089
754,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 2.375%, 11/5/19(b)	746,403
354,000	Starwood Property Trust, Inc., REIT, 3.625%, 2/1/21(b)	347,805
475,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 2.700%, 9/17/19(b)	472,733

		5,038,686

	Retailing — 1.0%
850,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(b)	841,465
325,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	336,375

		1,177,840

	Semiconductors & Semiconductor Equipment — 0.8%
400,000	NXP BV / NXP Funding, LLC, 4.125%, 6/15/20(b)	406,000
500,000	QUALCOMM, Inc., 2.100%, 5/20/20	494,298

		900,298

	Software & Services — 0.9%
125,000	DXC Technology Co., 2.875%, 3/27/20	124,304
400,000	DXC Technology Co., 2.956%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	400,474
557,000	VMware, Inc., 2.300%, 8/21/20	541,773

		1,066,551

	Technology Hardware & Equipment — 1.4%
610,000	Anixter, Inc., 5.625%, 5/1/19	622,964
600,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	616,500
447,000	Harris Corp., 2.700%, 4/27/20	443,066

		1,682,530

	Telecommunication Services — 2.1%
400,000	AT&T, Inc., 2.800%, 2/17/21	396,080
615,000	CommScope, Inc., 5.000%, 6/15/21(b)	623,456
500,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20(b)	493,270
253,750	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	252,164
750,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	779,033

		2,544,003

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Transportation — 1.1%
$850,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20(b)	$851,227
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	498,046

		1,349,273

	Utilities — 2.1%
167,000	CMS Energy Corp., 8.750%, 6/15/19	177,660
500,000	Dominion Energy, Inc., 2.579%, 7/1/20	493,685
800,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	797,771
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	491,162
500,000	Southern Power Co., 2.375%, 6/1/20	493,045

		2,453,323

	Total Corporate Bonds (Cost $81,722,686)	80,993,357

MUNICIPAL BONDS — 1.5%

	California — 0.5%
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	564,541

	New Jersey — 0.7%
525,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	535,285
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	335,426

		870,711

	Puerto Rico — 0.3%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 8/7/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	326,053

	Total Municipal Bonds (Cost $1,770,872)	1,761,305

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.2%
240,417	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(d)	$240,417
	Total Money Market Fund (Cost $240,417)	240,417
Total Investments — 99.5% (Cost $119,829,922)		118,836,034
Net Other Assets (Liabilities) — 0.5%		593,135

NET ASSETS — 100.0%		$119,429,169

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.6%
	Asset Backed Securities — 1.6%
$ 205,430	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$204,071
92,166	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	91,409

	Total Asset Backed Securities (Cost $297,596)	295,480

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
373,696	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	377,648
12,614	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	12,610
204,216	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	205,414

	Total Collateralized Mortgage Obligations (Cost $600,276)	595,672

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	139,388
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	214,217
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	211,497
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	212,230
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	213,380
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(a)	159,238
79,249	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(b)	77,073

	Total Commercial Mortgage-Backed Securities (Cost $1,255,822)	1,227,023

CORPORATE BONDS — 5.7%
	Automobiles & Components — 0.9%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	178,412

	Banks — 2.1%
200,000	State Street Corp., 2.550%, 8/18/20	198,834
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	198,091

	Diversified Financials — 2.7%
500,000	Morgan Stanley, 2.125%, 4/25/18	499,852

	Total Corporate Bonds (Cost $1,079,401)	1,075,189

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 10.0%
	Fannie Mae — 5.8%
$ 716,901	3.587%, 9/1/20, Pool #FN0000	$730,763
167,451	4.000%, 12/1/36, Pool #MA2856	173,763
184,549	4.000%, 2/1/37, Pool #MA2914	191,281

		1,095,807

	Freddie Mac — 3.8%
325,035	4.000%, 12/1/35, Pool #C91860	337,712
371,143	3.500%, 6/1/36, Pool #C91875	378,155

		715,867

	Ginnie Mae — 0.4%
63,021	5.000%, 11/20/38, Pool #4283	64,974

	Total Mortgage-Backed Securities (Cost $1,881,884)	1,876,648

MUNICIPAL BONDS — 4.4%

	California — 0.4%
75,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	79,117

	New York — 2.3%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	431,536

	North Carolina — 1.4%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	262,300

	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	63,004

	Total Municipal Bonds (Cost $864,579)	835,957

U.S. GOVERNMENT AGENCIES — 26.3%

	Fannie Mae — 13.1%
500,000	1.875%, 9/24/26	460,823
1,000,000	6.250%, 5/15/29	1,299,124
500,000	7.125%, 1/15/30	699,788

		2,459,735

	Federal Farm Credit Bank — 5.2%
500,000	2.720%, 4/3/24	492,245
248,000	3.100%, 6/21/27	243,932
250,000	3.480%, 9/11/30	250,000

		986,177

	Freddie Mac — 8.0%
500,000	4.875%, 6/13/18	502,945
500,000	2.000%, 3/30/21, STEP	496,293
500,000	2.375%, 1/13/22	496,445

		1,495,683

	Total U.S. Government Agencies (Cost $4,918,727)	4,941,595

U.S. TREASURY NOTES — 40.6%
1,750,000	1.375%, 9/30/18	1,745,215
264,455	0.125%, 4/15/19	264,258

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)

$ 100,000	1.250%, 4/30/19	$99,031
500,000	2.125%, 8/31/20	497,344
750,000	2.000%, 2/28/21	741,650
700,000	3.125%, 5/15/21	714,547
285,000	1.625%, 8/15/22	274,457
535,000	2.000%, 2/15/23	521,311
1,000,000	2.750%, 2/15/24	1,006,406
500,000	2.125%, 5/15/25	481,504
280,000	2.000%, 8/15/25	266,831
500,000	2.250%, 11/15/25	483,965
500,000	1.625%, 2/15/26	461,289
90,000	1.500%, 8/15/26	81,692

	Total U.S. Treasury Notes (Cost $7,869,016)	7,639,500

Shares		Fair Value
MONEY MARKET FUND — 1.3%

248,139	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(c)	$248,139

	Total Money Market Fund (Cost $248,139)	248,139

Total Investments — 99.6% (Cost $19,015,440)		18,735,203
Net Other Assets (Liabilities) — 0.4%		82,997

NET ASSETS — 100.0%		$18,818,200

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.5%
$1,739,226	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.222%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,731,708
865,659	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	865,188
2,626,894	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	2,624,117
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,930,375
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,476,432
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,525,454
502,342	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.212%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	501,856
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	3,956,629
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	5,967,004
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	6,990,129
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 2.157%, (LIBOR USD 1-Month plus 0.38%), 6/15/21(a)	1,063,432
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.272%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	2,341,053
2,585,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,551,055
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,050,822
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,149,104
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,323,432
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 2.227%, (LIBOR USD 1-Month plus 0.45%), 2/15/22(a)	8,705,902
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,142,208
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,477,791
6,500,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.474%, (LIBOR USD 1-Month plus 0.62%), 4/22/26(a)	6,544,612
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.535%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	9,088,890
2,175,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	2,789,381
1,054,080	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.220%, 6/25/37	1,075,828
1,366,438	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.297%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	1,372,340
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,192,826
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	8,930,596

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$8,540,000	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.377%, (LIBOR USD 1-Month plus 0.60%), 12/15/26(a)	$8,613,296
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.312%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	6,335,429
3,075,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	3,060,997
8,800,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	8,799,203
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	5,998,128
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,149,846
975,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	947,510
8,620,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	8,589,437
3,980,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.320%, 7/18/22	3,946,688
1,137,502	GSAMP Trust, Series 2006-SEA1, Class M1, 2.372%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	1,123,623
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 2.362%, (LIBOR USD 1-Month plus 0.49%), 8/25/35(a)	1,821,566
2,681,891	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.577%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	2,684,474
945,619	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.997%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	925,718
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.562%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	3,559,371
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.372%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,670,202
1,551,341	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	1,550,904
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.772%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,551,940
1,620,579	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 2.192%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	1,620,289
1,227,930	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.722%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	1,238,934
3,225,807	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,199,311

	Total Asset Backed Securities (Cost $184,366,807)	184,755,030

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
327,506	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.614%, 4/25/35(c)	321,679

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 440,250	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	$462,308
1,382,089	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.052%, (LIBOR USD 1-Month plus 0.23%), 4/20/35(a)	1,376,459
629,308	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	632,345
106,993	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	108,250
55,189	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	55,709
515,039	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	530,073
131,208	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	135,235
14,825	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	14,832
414,514	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	435,962
2,081	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	2,087
901,003	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	937,238
1,755,924	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,746,422
2,106,827	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,236,521
2,586,392	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	2,565,881
1,185,272	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,218,956
2,413,430	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,502,499
1,704,403	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,805,638
397,861	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	399,934
2,564,958	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,663,660
1,100,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	1,015,621
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,105,031
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,471,522
1,396,416	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,493,441
2,400,524	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	2,439,428
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	847,511
4,466,373	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	4,431,347
1,622,615	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	1,439,822
1,673,172	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,670,669

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$9,647,160	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	$9,703,750
4,550,923	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	4,485,830
8,000,000	Freddie Mac, Series -4752, Class HB, 3.500%, 4/15/44	8,020,004
4,616,229	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	4,595,341
4,728,774	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	4,742,155
521,284	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	553,140
734,796	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	747,965
664,221	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	656,076
72,797	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	72,880
105,703	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	108,615
6,012	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	6,087
591,451	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	602,910
592,507	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	603,559
308,094	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.627%, 12/25/34(c)	306,010
470,638	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	471,274
530,504	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.539%, 6/25/34(c)	534,192
46,226	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	47,038
482,038	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.722%, 1/25/35(c)	486,749
88,242	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	88,359
795,650	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.488%, 10/25/35(c)	801,175
84,831	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	85,945

	Total Collateralized Mortgage Obligations (Cost $87,943,281)	86,785,134

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	4,839,603
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,907,370
1,540,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,525,234
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,518,101

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	$5,932,725
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,020,225
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,686,838
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	925,443
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,244,905
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,865,602
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	7,991,033
179,793	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.263%, 12/10/49(c)	179,516
2,650,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.699%, 11/10/46(b)(c)	2,795,544
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -KS07, Class A2, 2.735%, 9/25/25	6,616,379
6,400,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(c)	6,503,005
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27(c)	6,413,099
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	3,349,924
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(c)	3,901,322
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(c)	3,714,987
5,580,822	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,410,696
2,020,851	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(a)	1,965,356
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,088,499
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,603,805
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,034,993
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,666,043
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,714,350
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47 .	1,440,764
4,200,000	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,253,776
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	3,951,602

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	$4,134,935
30,973	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	30,940
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	678,726
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	5,911,530
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.427%, 9/15/47(b)(c)	4,231,499
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.427%, 9/15/47(b)(c)	673,401
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,471,802
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,001,571
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,580,976
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,232,207
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	9,664,703
1,743,641	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,818,516
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,081,195
8,005,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,274,610
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,509,960
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,785,407
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,036,508

	Total Commercial Mortgage-Backed Securities (Cost $162,014,987)	157,179,225

CORPORATE BONDS — 41.1%

	Automobiles & Components — 1.3%
3,653,000	American Honda Finance Corp., MTN, 2.015%, (LIBOR USD 3-Month plus 0.27%), 7/20/20(a)	3,661,557
1,556,000	Ford Motor Co., 7.450%, 7/16/31	1,885,267
2,854,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	2,829,298
2,695,000	Hyundai Capital America, 2.400%, 10/30/18(b)	2,687,226
3,910,000	Toyota Industries Corp., 3.235%, 3/16/23(b)	3,901,694

		14,965,042

	Banks — 8.0%
3,287,000	ABN AMRO Bank NV, 2.650%, 1/19/21(b)	3,234,546
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,261,557
1,839,000	Bank of America Corp., 2.741%, (LIBOR USD 3-Month plus 1.00%), 4/24/23(a)	1,852,148
4,875,000	Bank of America Corp., MTN, 6.875%, 4/25/18	4,887,635
1,788,000	Bank of America Corp., MTN, 5.875%, 2/7/42	2,230,531

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$2,715,000	Bank of America Corp., Series K, 5.397%,(c)(d)	$2,715,000
2,993,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	2,944,147
3,950,000	BNP Paribas SA, 2.375%, 5/21/20	3,903,756
5,545,000	Citigroup, Inc., 3.436%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	5,680,163
1,024,000	Citigroup, Inc., 2.985%, (LIBOR USD 3-Month plus 1.10%), 5/17/24(a)	1,033,200
2,715,000	Citigroup, Inc., 4.400%, 6/10/25	2,763,561
2,825,000	Citigroup, Inc., Series N, 5.800%,(d)(e)	2,922,999
3,908,000	Citizens Bank NA, BKNT, 2.754%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,930,736
2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	2,839,508
2,725,000	HSBC Holdings PLC, 4.250%, 3/14/24	2,739,365
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,782,091
3,284,000	JPMorgan Chase & Co., 2.686%, (LIBOR USD 3-Month plus 0.68%), 6/1/21(a)	3,302,041
4,580,000	JPMorgan Chase & Co., 4.260%, 2/22/48(e)	4,607,586
2,902,000	JPMorgan Chase & Co., Series 1, 7.900%,(d)(e)	2,916,800
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	1,987,622
2,836,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(e)	2,733,981
1,411,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,527,996
1,741,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	1,730,040
510,000	National City Corp., 6.875%, 5/15/19	532,344
3,270,000	Nationwide Building Society, 4.302%, 3/8/29(b)(e)	3,260,297
3,409,000	Nordea Bank AB, 2.454%, (LIBOR USD 3-Month plus 0.47%), 5/29/20(a)(b)	3,418,129
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,455,141
2,933,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	2,917,143
1,050,000	Swedbank AB, 2.650%, 3/10/21(b)	1,034,122
2,592,000	Toronto-Dominion Bank (The), 2.470%, (LIBOR USD 3-Month plus 0.65%), 8/13/19(a)	2,605,406
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	3,220,173
2,600,000	U.S. Bancorp, MTN, 2.381%, (LIBOR USD 3-Month plus 0.64%), 1/24/22(a)	2,620,135
1,856,000	Wells Fargo & Co., 2.507%, (LIBOR USD 3-Month plus 0.40%), 9/14/18(a)	1,857,528
1,338,000	Wells Fargo & Co., Class K, 5.895%,(c)(d)	1,357,187
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(c)	2,096,330

		94,900,944

	Capital Goods — 1.5%
2,714,000	Allegion U.S. Holding Co., Inc., 3.200%, 10/1/24	2,632,336
2,640,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	2,663,100
2,850,000	Keysight Technologies, Inc., 4.600%, 4/6/27	2,934,867
2,144,000	Meritor, Inc., 6.250%, 2/15/24	2,227,080
2,617,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(b)	2,538,490
1,245,000	SBA Tower Trust, 2.898%, 10/8/19(b)	1,238,653

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Capital Goods — (continued)
$3,128,000	Textron, Inc., 3.650%, 3/1/21	$3,166,468

		17,400,994

	Commercial & Professional Services — 0.5%
2,783,000	IHS Markit, Ltd., 4.000%, 3/1/26(b)	2,671,680
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,414,068
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,397,658

		5,483,406

	Consumer Durables & Apparel — 0.7%
2,739,000	Cintas Corp. No 2, 3.700%, 4/1/27	2,735,743
1,100,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,115,766
2,165,000	NVR, Inc., 3.950%, 9/15/22	2,208,533
2,001,000	Tapestry, Inc., 4.125%, 7/15/27	1,963,918

		8,023,960

	Consumer Services — 0.4%
2,778,000	Service Corp. International, 4.625%, 12/15/27	2,680,770
2,665,000	United Rentals North America, Inc., 4.625%, 7/15/23	2,711,638

		5,392,408

	Diversified Financials — 3.9%
1,928,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	1,962,030
2,398,000	Ally Financial, Inc., 3.600%, 5/21/18	2,398,000
795,000	Ally Financial, Inc., 4.125%, 3/30/20	797,981
1,962,000	Ally Financial, Inc., 4.250%, 4/15/21	1,966,905
2,651,000	American Express Credit Corp., MTN, 2.117%, (LIBOR USD 3-Month plus 0.33%), 5/3/19(a)	2,654,104
2,609,000	Blackstone Holdings Finance Co., LLC, 4.450%, 7/15/45(b)	2,648,383
5,641,000	Credit Agricole SA/London, 2.750%, 6/10/20(b)	5,591,382
6,820,000	Goldman Sachs Group, Inc. (The), 2.904%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(a)	6,915,494
2,577,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,267,686
2,686,000	Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(b)	2,786,725
4,819,000	Morgan Stanley, 2.750%, 5/19/22	4,699,587
2,732,000	Morgan Stanley, 4.375%, 1/22/47	2,795,733
2,606,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(e)	2,663,189
3,053,000	Starwood Property Trust, Inc., REIT, 4.750%, 3/15/25(b)	2,976,675
3,060,000	Voya Financial, Inc., 4.700%, 1/23/48(b)(e)	2,785,180

		46,909,054

	Energy — 2.8%
2,071,000	Andeavor, 5.375%, 10/1/22	2,122,775
1,716,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	1,689,531
2,200,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	2,183,500
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24	1,945,860
781,000	Diamondback Energy, Inc., 5.375%, 5/31/25(b)	791,153
3,183,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,105,289

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	$2,737,243
2,463,000	Energy Transfer Partners LP, Series A, 6.250%,(d)(e)	2,356,783
2,540,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,361,846
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,399,011
1,010,000	Hess Corp., 7.875%, 10/1/29	1,237,244
2,384,000	HollyFrontier Corp., 5.875%, 4/1/26	2,565,204
1,262,000	Nabors Industries, Inc., 5.750%, 2/1/25(b)	1,191,013
856,000	NuStar Logistics LP, 8.400%, 4/15/18	857,070
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	695,918
2,420,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,603,539
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,314,442
500,000	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23(b)	481,875
2,198,000	Valero Energy Partners L.P., 4.500%, 3/15/28	2,210,895
		33,850,191
	Food & Staples Retailing — 0.5%
2,919,000	CVS Health Corp., 5.050%, 3/25/48	3,070,166
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,354,884
		5,425,050
	Food, Beverage & Tobacco — 0.6%
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,434,187
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,810,729
2,750,000	Post Holdings, Inc., 5.625%, 1/15/28(b)	2,626,250
		6,871,166
	Health Care Equipment & Services — 0.6%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,748,450
2,697,000	Centene Corp., 4.750%, 1/15/25	2,629,575
3,431,000	Magellan Health, Inc., 4.400%, 9/22/24	3,409,724
		7,787,749
	Insurance — 5.2%
575,000	Alleghany Corp., 4.900%, 9/15/44	603,245
2,220,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	2,249,997
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,505,183
2,213,000	Assurant, Inc., 3.543%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	2,215,475
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,011,039
2,093,000	Athene Holding, Ltd., 4.125%, 1/12/28	2,008,462
2,561,000	Brighthouse Financial, Inc., 4.700%, 6/22/47(b)	2,347,090
4,214,000	CBRE Services, Inc., 5.250%, 3/15/25	4,508,021
1,960,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%,(b)(d)(e)	2,040,086
3,757,000	Five Corners Funding Trust, 4.419%, 11/15/23(b)	3,924,077
2,585,000	Horace Mann Educators Corp., 4.500%, 12/1/25	2,618,493
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,756,331
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b).	2,165,625
2,432,000	Manulife Financial Corp., 4.061%, 2/24/32(c)	2,374,740
288,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	452,605

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(c)	$2,077,500
3,140,000	Nuveen Finance, LLC, 2.950%, 11/1/19(b)	3,133,282
2,205,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,790,667
1,715,000	Oil Insurance, Ltd., 5.290%,(b)(c)(d)	1,654,975
1,825,000	Prudential Financial, Inc., 8.875%, 6/15/38(e)	1,840,969
750,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	747,762
1,847,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	1,749,323
3,449,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,424,920
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,040,457
1,747,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,413,594
1,796,000	Validus Holdings, Ltd., 8.875%, 1/26/40	2,754,231
2,462,000	XLIT, Ltd., 4.450%, 3/31/25	2,477,953
		61,886,102

	Materials — 3.1%
2,222,000	Albemarle Corp., 5.450%, 12/1/44	2,427,140
2,586,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	2,617,681
4,643,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	4,600,780
2,714,000	CRH America Finance, Inc., 4.400%, 5/9/47(b)	2,703,059
1,713,000	EI du Pont de Nemours & Co., 2.303%, (LIBOR USD 3-Month plus 0.53%), 5/1/20(a)	1,723,973
2,512,000	Freeport-McMoRan, Inc., 3.100%, 3/15/20	2,483,866
2,476,000	Glencore Funding, LLC, 4.125%, 5/30/23(b)	2,492,144
3,092,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	2,957,038
2,852,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	2,730,790
1,793,000	Platform Specialty Products Corp., 5.875%, 12/1/25(b)	1,752,658
2,726,000	Southern Copper Corp., 5.875%, 4/23/45	3,079,581
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,524,748
3,241,000	Westlake Chemical Corp., 5.000%, 8/15/46	3,415,781
1,665,000	Westlake Chemical Corp., 4.375%, 11/15/47	1,608,516
		37,117,755

	Media — 1.6%
2,646,000	AMC Networks, Inc., 4.750%, 8/1/25	2,549,765
3,050,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(b)	2,895,670
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,388,261
3,988,000	CSC Holdings, LLC, 6.625%, 10/15/25(b)	4,117,610
2,581,000	Discovery Communications, LLC, 4.875%, 4/1/43	2,462,815
4,684,000	NBCUniversal Enterprise, Inc., 2.708%, (LIBOR USD 3-Month plus 0.40%), 4/1/21(a)(b)	4,698,084
		19,112,205

	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
2,416,000	Celgene Corp., 5.000%, 8/15/45	2,517,013
2,140,000	Quintiles IMS Inc., 4.875%, 5/15/23(b)	2,180,125
		4,697,138

	Real Estate — 3.9%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,165,050

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$2,769,000	American Homes 4 Rent LP, REIT, 4.250%, 2/15/28	$2,713,434
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,183,398
1,825,000	American Tower Trust, REIT, 3.652%, 3/23/28(b)	1,830,895
2,748,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	2,695,095
2,270,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	2,304,526
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	708,565
2,755,000	ESH Hospitality, Inc., REIT, 5.250%, 5/1/25(b)	2,680,064
3,215,000	Healthcare Realty Trust, Inc., REIT, 3.625%, 1/15/28	3,047,067
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,603,295
2,539,000	Hudson Pacific Properties L.P., REIT, 3.950%, 11/1/27	2,433,613
3,292,000	Iron Mountain, Inc., REIT, 5.250%, 3/15/28(b)	3,098,595
155,000	iStar, Inc., REIT, 4.625%, 9/15/20	155,194
2,504,000	iStar, Inc., REIT, 5.250%, 9/15/22	2,422,620
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,939,401
1,331,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,330,985
550,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	553,461
3,039,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	3,013,574
639,000	Prologis LP, 3.750%, 11/1/25	645,323
2,635,000	Spirit Realty L.P., REIT, 4.450%, 9/15/26	2,554,774
429,000	Starwood Property Trust, Inc., REIT, 3.625%, 2/1/21(b)	421,493
2,792,000	VEREIT Operating Partnership L.P., REIT, 3.950%, 8/15/27	2,622,127
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 4.750%, 9/17/44(b)	2,581,552
1,821,000	Welltower, Inc., REIT, 4.125%, 4/1/19	1,842,662
471,000	Welltower, Inc., REIT, 4.950%, 1/15/21	490,514
		47,037,277
	Retailing — 1.0%
1,874,000	Dollar Tree, Inc., 5.750%, 3/1/23	1,956,128
3,455,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,250,944
3,193,000	Expedia Group, Inc., 3.800%, 2/15/28	2,965,464
1,796,000	The Home Depot, Inc., 5.875%, 12/16/36	2,308,023
1,627,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	1,591,213
		12,071,772
	Semiconductors & Semiconductor Equipment — 0.4%
2,878,000	Entegris, Inc., 4.625%, 2/10/26(b)	2,806,367
425,000	QUALCOMM, Inc., 2.100%, 5/20/20	420,153
1,388,000	QUALCOMM, Inc., 2.335%, (LIBOR USD 3-Month plus 0.45%), 5/20/20(a)	1,390,179
		4,616,699
	Software & Services — 0.7%
2,500,000	DXC Technology Co., 4.250%, 4/15/24	2,567,402
2,616,000	Gartner, Inc., 5.125%, 4/1/25(b)	2,616,000
2,298,000	Microsoft Corp., 4.750%, 11/3/55	2,633,430
		7,816,832
	Technology Hardware & Equipment — 0.4%
2,347,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26(b)	2,527,534

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Technology Hardware & Equipment — (continued)
$2,050,000	Harris Corp., 4.854%, 4/27/35	$2,188,186
		4,715,720
	Telecommunication Services — 1.6%
1,068,000	AT&T, Inc., 3.400%, 8/14/24	1,075,786
5,346,000	AT&T, Inc., 4.900%, 8/14/37	5,376,186
2,825,000	CommScope Technologies, LLC, 5.000%, 3/15/27(b)	2,683,750
3,700,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	3,713,875
3,393,000	Verizon Communications, Inc., 5.012%, 4/15/49	3,492,863
2,849,000	West Corp., 8.500%, 10/15/25(b)	2,756,408
		19,098,868
	Transportation — 0.4%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,934,862
2,295,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	2,415,414
		5,350,276
	Utilities — 1.6%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,389,202
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,354,878
2,505,000	Edison International, 4.125%, 3/15/28	2,523,311
2,425,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,574,001
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	2,991,679
2,164,000	Mississippi Power Co., 2.942%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	2,164,751
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,885,436
2,366,000	Sempra Energy, 3.800%, 2/1/38	2,220,411
		19,103,669
	Total Corporate Bonds (Cost $494,987,271)	489,634,277
MORTGAGE-BACKED SECURITIES —7.4%

	Fannie Mae — 3.7%
8,514	5.000%, 8/1/20, Pool #832058	8,648
36,113	6.000%, 7/1/22, Pool #944967	36,309
69,756	5.000%, 9/1/25, Pool #255892	74,572
2,190,178	4.000%, 6/1/34, Pool #MA1922	2,280,458
84,741	6.500%, 1/1/35, Pool #809198	94,569
2,092,958	4.000%, 3/1/35, Pool #MA2211	2,175,475
50,014	7.000%, 6/1/35, Pool #255820	55,565
86,322	6.500%, 3/1/36, Pool #866062	96,334
92,902	6.500%, 7/1/36, Pool #885493	103,677
839,465	5.500%, 8/1/37, Pool #995082	922,055
541,357	4.500%, 10/1/39, Pool #AC2645	572,487
370,365	5.000%, 6/1/40, Pool #AD4927	400,398
290,404	5.000%, 6/1/40, Pool #AD8718	313,976
1,015,405	4.500%, 12/1/40, Pool #AH1100	1,072,526
368,893	4.500%, 3/1/41, Pool #AB2467	390,772
683,831	4.500%, 5/1/41, Pool #AI1023	722,243
527,600	4.500%, 11/1/41, Pool #AJ4994	558,181
802,941	4.500%, 12/1/41, Pool #AJ7696	848,495
1,785,973	3.500%, 6/1/42, Pool #AB5373	1,802,228
2,416,910	3.500%, 5/1/43, Pool #AB9368	2,437,076

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$ 1,636,977	3.500%, 5/1/43, Pool #AL3605	$1,651,369
2,620,905	3.500%, 8/1/43, Pool #AU0613	2,642,367
1,161,312	4.500%, 11/1/44, Pool #MA2100	1,219,105
2,460,767	4.500%, 1/1/45, Pool #MA2158	2,582,884
3,820,060	4.000%, 3/1/45, Pool #MA2217	3,926,525
3,320,968	4.000%, 6/1/46, Pool #MA2653	3,410,355
4,076,308	4.500%, 7/1/46, Pool #AS7568	4,270,136
1,779,716	4.000%, 11/1/46, Pool #MA2808	1,827,618
6,638,461	4.000%, 8/1/47, Pool #BH5117	6,821,243

		43,317,646

	Freddie Mac — 3.7%
60,173	5.500%, 10/1/21, Pool #G12425	62,219
62,383	5.000%, 12/1/21, Pool #J04025	62,720
107,155	5.000%, 7/1/25, Pool #C90908	114,475
342,135	2.500%, 1/1/28, Pool #J22069	337,545
1,294,537	3.500%, 7/1/30, Pool #G18562	1,322,445
216,749	4.000%, 11/1/31, Pool #C91410	225,793
106,697	5.000%, 3/1/36, Pool #G08115	115,070
3,688,467	4.000%, 4/1/36, Pool #C91874	3,835,209
18,355	6.500%, 5/1/36, Pool #A48509	20,671
5,365,150	3.500%, 6/1/36, Pool #C91875	5,466,518
29,825	5.000%, 7/1/36, Pool #G02291	32,164
2,998,827	3.500%, 8/1/36, Pool #C91888	3,055,542
324,786	6.500%, 9/1/36, Pool #G08152	365,767
6,395,381	3.500%, 11/1/36, Pool #C91906	6,513,529
96,534	5.000%, 2/1/37, Pool #A57714	103,513
3,755,753	4.000%, 5/1/37, Pool #C91938	3,898,668
130,150	4.500%, 10/1/39, Pool #A89346	137,663
419,112	5.000%, 6/1/40, Pool #C03479	451,971
1,140,921	5.000%, 7/1/40, Pool #A93070	1,230,283
136,230	5.000%, 9/1/40, Pool #C03518	146,914
1,395,782	4.000%, 12/1/42, Pool #G07266	1,445,088
1,098,709	3.500%, 5/1/43, Pool #Q18305	1,107,042
858,022	4.000%, 5/1/44, Pool #V81186	884,258
428,004	4.000%, 7/1/44, Pool #G08595	441,115
458,970	4.000%, 9/1/44, Pool #Q28299	472,983
2,344,104	4.000%, 8/1/46, Pool #G08717	2,415,762
10,148,837	3.500%, 9/1/47, Pool #Q50962	10,181,326

		44,446,253

	Ginnie Mae — 0.0%
201,947	5.000%, 2/15/40, Pool #737037	216,921

	Total Mortgage-Backed Securities (Cost $90,038,423)	87,980,820

MUNICIPAL BONDS — 6.2%

	Alabama — 0.3%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,123,990

	California — 1.8%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,804,177
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,876,712

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	California — (continued)
$2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	$2,098,320
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,956,837
9,640,000	State of California, Taxable Revenue- High-Speed Passenger Trai, Transit Improvements G.O., 2.367%, 4/1/22	9,536,659
1,850,000	University of California, University & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,894,030

		21,166,735

	Connecticut — 0.3%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,073,560

	District of Columbia — 0.1%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,848,952

	Hawaii — 0.1%
750,000	State of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	726,518

	Illinois — 0.4%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,817,658
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,968,836

		4,786,494

	Kentucky — 0.2%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,808,766

	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,391,150
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,451,190

		3,842,340

	New York — 0.7%
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,971,710
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	1,994,920
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	747,653
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	894,942
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,739,302

		8,348,527

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — 0.2%
$ 2,600,000	Duke University, 3.299%, 10/1/46	$2,418,825

	Ohio — 0.4%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,274,173

	Pennsylvania — 0.6%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,028,165
4,375,000	Lehigh University, 3.479%, 11/15/46	4,042,766
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,257,695

		7,328,626

	Texas — 0.6%
2,825,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, 1St Lien-Series B, Current Refunding Revenue Bonds, 3.428%, 5/15/23	2,894,749
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	3,975,237

		6,869,986

	Washington — 0.2%
3,000,000	Port of Seattle, WA, Refunding Revenue, Taxable, Intermediate Lien-Ser, Advance Refunding Revenue Bonds, 2.430%, 5/1/22	2,948,520

	Total Municipal Bonds (Cost $75,382,965)	74,566,012

U.S. GOVERNMENT AGENCIES — 0.3%

	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27	4,025,269

	Total U.S. Government Agencies (Cost $4,105,000)	4,025,269

U.S. TREASURY BONDS — 4.2%
1,633,000	3.500%, 2/15/39	1,794,195
23,451,900	3.125%, 2/15/43	24,174,695
27,026,200	2.500%, 2/15/45	24,677,243

	Total U.S. Treasury Bonds (Cost $50,384,528)	50,646,133

U.S. TREASURY NOTES — 2.9%
4,969,800	1.792%, (US Treasury Bill Yield 3-Month plus 0.07%), 4/30/19(a)	4,974,600
1,800,000	1.782%, (US Treasury Bill Yield 3-Month plus 0.06%), 7/31/19(a)	1,801,831
15,700,000	1.722%, (US Treasury Bill Yield 3-Month plus 0.00%), 1/31/20(a)	15,681,639
4,878,000	2.250%, 11/15/24	4,750,524
8,247,000	1.500%, 8/15/26	7,485,763

	Total U.S. Treasury Notes (Cost $34,596,461)	34,694,357

Principal Amount		Fair Value
COMMERCIAL PAPER — 0.5%

	Energy — 0.5%
$5,955,000	Energy Transfer Partners LP, 2.637%, 4/6/18	$5,951,937
	Total Commercial Paper (Cost $5,952,833)	5,951,937

Shares
PREFERRED STOCKS — 0.3%
	Banks — 0.3%
110,135	US Bancorp, Series F, 6.500%	3,076,071
	Total Preferred Stocks (Cost $3,007,556)	3,076,071

MONEY MARKET FUND — 0.5%
5,664,554	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(f)	5,664,554
	Total Money Market Fund (Cost $5,664,554)	5,664,554

Total Investments — 99.4% (Cost $1,198,444,666)		1,184,958,819
Net Other Assets (Liabilities) — 0.6%		6,927,329

NET ASSETS — 100.0%		$1,191,886,148

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 97.8%

	Automobiles & Components — 1.4%
$142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	$140,771
235,000	Toyota Industries Corp., 3.235%, 3/16/23(a)	234,501

		375,272

	Banks — 14.6%
200,000	Associated Banc-Corp., 2.750%, 11/15/19	198,997
330,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	329,035
375,000	Bank of America Corp., Series K, 5.397%,(b)(c)	375,000
235,000	Citigroup, Inc., 2.650%, 10/26/20	232,193
400,000	Citigroup, Inc., 4.400%, 6/10/25	407,155
250,000	Citizens Bank NA, BKNT, 2.754%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(d)	251,454
300,000	HSBC Holdings PLC, 3.262%, 3/13/23(e)	296,099
275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	274,543
370,000	JPMorgan Chase & Co., Series 1, 7.900%,(b)(e)	371,887
225,000	KeyCorp, MTN, 5.100%, 3/24/21	237,425
200,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(e)	192,805
130,000	National City Corp., 6.875%, 5/15/19	135,695
260,000	Nationwide Building Society, 4.302%, 3/8/29(a)(e)	259,228
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	165,585
150,000	US Bancorp, MTN, 2.950%, 7/15/22	147,869

		3,874,970

	Capital Goods — 5.1%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	209,761
135,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	136,181
128,000	Keysight Technologies, Inc., 4.600%, 4/6/27	131,812
110,000	Meritor, Inc., 6.250%, 2/15/24	114,263
128,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(a)	124,160
300,000	SBA Tower Trust, 2.898%, 10/8/19(a)	298,471
345,000	Textron, Inc., 3.650%, 3/1/21	349,243

		1,363,891

	Commercial & Professional Services — 1.2%
170,000	IHS Markit, Ltd., 4.000%, 3/1/26(a)	163,200
135,000	Waste Management, Inc., 4.600%, 3/1/21	140,403

		303,603

	Consumer Durables & Apparel — 1.7%
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	233,297
220,000	NVR, Inc., 3.950%, 9/15/22	224,424

		457,721

	Consumer Services — 1.8%
200,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(a)	216,736
55,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	54,178
70,000	Service Corp. International, 4.625%, 12/15/27	67,550
136,000	United Rentals North America, Inc., 4.625%, 7/15/23	138,380

		476,844

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — 11.8%
$249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	$253,395
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	184,600
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	225,564
200,000	Export-Import Bank of Korea, 2.500%, 11/1/20	196,639
270,000	Goldman Sachs Group, Inc. (The), 2.904%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(d)	273,781
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	316,088
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	379,948
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	61,358
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	215,004
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	268,624
157,000	Morgan Stanley, GMTN, 5.500%, 7/24/20	164,914
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	221,294
190,000	ORIX Corp., 2.900%, 7/18/22	185,790
200,000	Voya Financial, Inc., 4.700%, 1/23/48(a)(e)	182,038

		3,129,037

	Energy — 7.6%
146,000	Andeavor, 5.375%, 10/1/22	149,650
151,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	149,867
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24	186,874
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	217,556
142,000	Energy Transfer Partners L.P., Series A, 6.250%,(b)(e)	135,876
89,000	Hess Corp., 7.875%, 10/1/29	109,024
147,000	HollyFrontier Corp., 5.875%, 4/1/26	158,173
213,000	MPLX L.P., 4.125%, 3/1/27	211,041
55,000	Nabors Industries, Inc., 5.750%, 2/1/25(a)	51,906
214,000	ONEOK, Inc., 7.500%, 9/1/23	249,399
137,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	147,390
243,000	Western Gas Partners LP, 4.000%, 7/1/22	242,440

		2,009,196

	Food, Beverage & Tobacco — 2.2%
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(a)	182,687
260,000	CVS Health Corp., 3.700%, 3/9/23	261,412
145,000	Post Holdings, Inc., 5.625%, 1/15/28(a)	138,475

		582,574

	Health Care Equipment & Services — 1.3%
133,000	Centene Corp., 4.750%, 1/15/25	129,675
217,000	Magellan Health, Inc., 4.400%, 9/22/24	215,654

		345,329

	Insurance — 15.6%
255,000	Alleghany Corp., 4.950%, 6/27/22	269,744
269,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	272,635
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	268,708
220,000	Athene Global Funding, 2.750%, 4/20/20(a)	218,160
280,000	CBRE Services, Inc., 5.250%, 3/15/25	299,536

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$195,000	Five Corners Funding Trust, 4.419%, 11/15/23(a)	$203,672
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	306,926
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a).	250,050
375,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	373,170
224,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	223,521
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(a)	212,749
165,000	Oil Insurance, Ltd., 5.290%,(a)(b)(c)	159,225
145,000	Prudential Financial, Inc., 8.875%, 6/15/38(e)	146,269
167,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	158,168
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(a)	218,464
270,000	Symetra Financial Corp., 4.250%, 7/15/24	268,874
295,000	XLIT, Ltd., 4.450%, 3/31/25	296,911

		4,146,782

	Materials — 5.2%
200,000	Anglo American Capital PLC, 4.125%, 9/27/22(a)	202,450
200,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(a)	198,181
140,000	FMC Corp., 3.950%, 2/1/22	142,062
246,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	247,604
230,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	219,961
165,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	157,987
46,000	Platform Specialty Products Corp., 5.875%, 12/1/25(a)	44,965
155,000	Westlake Chemical Corp., 4.875%, 5/15/23	158,875

		1,372,085

	Media — 3.9%
131,000	AMC Networks, Inc., 4.750%, 8/1/25	126,236
204,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(a)	193,678
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	138,697
125,000	CSC Holdings, LLC, 6.625%, 10/15/25(a)	129,063
218,000	Discovery Communications, LLC, 3.950%, 3/20/28	209,115
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	240,009

		1,036,798

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
295,000	Quintiles IMS Inc., 4.875%, 5/15/23(a)	300,531

	Real Estate — 9.8%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	200,018
210,000	American Homes 4 Rent LP, REIT, 4.250%, 2/15/28	205,786
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	312,242
80,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	78,460
137,000	ESH Hospitality, Inc., REIT, 5.250%, 5/1/25(a)	133,274
186,000	Healthcare Realty Trust, Inc., REIT, 3.625%, 1/15/28	176,284
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	230,313
82,000	Iron Mountain, Inc., REIT, 5.250%, 3/15/28(a)	77,183

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$ 18,000	iStar, Inc., REIT, 4.625%, 9/15/20	$18,023
141,000	iStar, Inc., REIT, 5.250%, 9/15/22	136,417
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	241,389
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	207,998
189,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	187,419
90,000	Realty Income Corp., REIT, 4.650%, 8/1/23	94,397
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(a)	104,483
21,000	Starwood Property Trust, Inc., REIT, 3.625%, 2/1/21(a)	20,633
121,000	Starwood Property Trust, Inc., REIT, 4.750%, 3/15/25(a)	117,975
63,000	VEREIT Operating Partnership L.P., REIT, 3.950%, 8/15/27	59,167

		2,601,461

	Retailing — 1.7%
155,000	Dollar Tree, Inc., 5.750%, 3/1/23	161,793
145,000	Expedia Group, Inc., 3.800%, 2/15/28	134,667
150,000	Tapestry, Inc., 3.000%, 7/15/22	144,950

		441,410

	Semiconductors & Semiconductor Equipment — 2.1%
172,000	Entegris, Inc., 4.625%, 2/10/26(a)	167,719
175,000	Intel Corp., 2.161%, (LIBOR USD 3-Month plus 0.35%), 5/11/22(d)	176,208
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(a)	202,000

		545,927

	Software & Services — 0.8%
225,000	VMware, Inc., 2.950%, 8/21/22	215,629

	Technology Hardware & Equipment — 0.6%
157,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26(a)	169,077

	Telecommunication Services — 3.8%
230,000	AT&T, Inc., 3.000%, 6/30/22	225,870
194,000	AT&T, Inc., 3.400%, 8/14/24	195,414
141,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	133,950
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(a)	200,750
100,000	Verizon Communications, Inc., 5.150%, 9/15/23	107,889
144,000	West Corp., 8.500%, 10/15/25(a)	139,320

		1,003,193

	Transportation — 1.5%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	263,117
146,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	145,430

		408,547

	Utilities — 3.0%
200,000	Dominion Energy, Inc., 5.200%, 8/15/19	206,242
220,000	Dominion Energy, Inc., 2.579%, 7/1/20	217,221
130,000	Edison International, 4.125%, 3/15/28	130,950

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — (continued)
$235,000	Southern Co. (The), 2.750%, 6/15/20	$233,009

		787,422

	Total Corporate Bonds (Cost $26,245,364)	25,947,299

Shares
MONEY MARKET FUND — 1.4%

363,134	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(f)	363,134
	Total Money Market Fund (Cost $363,134)	363,134
Total Investments — 99.2% (Cost $26,608,498)		26,310,433
Net Other Assets (Liabilities) — 0.8%		210,388

NET ASSETS — 100.0%		$26,520,821

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Security is perpetual in nature and has no stated maturity date.
(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(d)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 21.9%

$535,511	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.222%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$533,196
663,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	654,841
157,879	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.212%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	157,726
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	495,052
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	294,363
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.272%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	302,722
130,889	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 3.447%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	134,016
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	577,113
102,272	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.220%, 6/25/37	104,383
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.312%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	637,527
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	14,975
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	348,759
355,469	GSAMP Trust, Series 2006-SEA1, Class M1, 2.372%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	351,132
416,961	Home Equity Asset Trust, Series 2005-7, Class M1, 2.322%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	418,420
171,864	Home Equity Asset Trust, Series 2005-8, Class M1, 2.302%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	172,351
446,982	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.577%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	447,412
232,367	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 2.577%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	233,235
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.382%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	497,110
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.562%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	451,188
303,507	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.352%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	302,348
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.372%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	318,830

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.772%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	$219,199
177,232	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 2.192%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	177,201
185,710	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	193,545

	Total Asset Backed Securities (Cost $7,723,419)	8,036,644

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.6%

111,507	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	117,094
237,547	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.052%, (LIBOR USD 1-Month plus 0.23%), 4/20/35(a)	236,579
71,328	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	72,167
83,188	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	84,602
55,051	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	55,570
135,537	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	139,493
78,725	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	81,141
19,359	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	19,367
160,354	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	168,651
1,261	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	1,264
28,715	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	31,784
501,000	Fannie Mae, Series 2005-110, Class GL, 5.500%, 12/25/35	552,336
254,317	Fannie Mae, Series 2014-42, Class A, 3.000%, 8/25/36	253,823
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	192,729
482,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	445,789
541,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	525,855
152,601	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	151,391
30,214	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	30,402
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	166,825
342,191	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	343,974
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	173,316

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$852,822	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	$890,145
209,208	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	229,737
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	369,317
295,870	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	318,956
466,264	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	490,245
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	549,665
665,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	688,150
122,147	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	126,103
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	214,091
180,145	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	177,998
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	399,037
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	500,444
539,436	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	478,666
408,432	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	410,828
229,999	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	230,650
80,748	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	80,264
575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	584,686
261,159	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	265,839
63,451	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	62,673
27,415	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	27,446
19,027	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	19,551
86,345	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	87,955
70,435	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.917%, 7/25/35(c)	71,040
96,049	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	96,178
285,683	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.539%, 6/25/34(c)	287,669
14,598	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	14,854
65,222	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	65,309

	Total Collateralized Mortgage Obligations (Cost $11,687,941)	11,581,648

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.7%

$500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	$499,753
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	315,613
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	182,109
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	248,787
11,986	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.263%, 12/10/49(c)	11,968
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	506,225
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.699%, 11/10/46(b)(c)	210,984
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	488,814
497,867	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	486,792
150,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	150,329
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	180,162
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	308,503
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	497,797
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	69,153
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	516,867
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	102,837
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	506,645
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	791,041
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	307,244
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	416,239
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	103,749
350,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	352,324
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	538,881
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	168,638

	Total Commercial Mortgage-Backed Securities (Cost $8,244,519)	7,961,454

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 1.7%

	Real Estate — 0.7%
$250,000	American Tower Trust, REIT, 3.652%, 3/23/28(b)	$250,808

	Telecommunication Services — 1.0%
350,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	351,313

	Total Corporate Bonds (Cost $600,000)	602,121

MORTGAGE-BACKED SECURITIES — 22.1%

	Fannie Mae — 12.5%
235,714	4.000%, 6/1/34, Pool #MA1922	245,430
153,582	4.000%, 9/1/34, Pool #MA2019	159,913
157,415	5.500%, 6/1/38, Pool #984277	172,743
92,152	5.500%, 8/1/38, Pool #995072	101,268
122,794	4.500%, 9/1/39, Pool #AC1830	129,847
122,667	4.500%, 10/1/40, Pool #AE4855	129,456
192,522	3.500%, 2/1/41, Pool #AH5646	194,324
360,871	4.000%, 3/1/41, Pool #AH4008	372,996
90,766	4.500%, 6/1/41, Pool #AC9298	95,976
247,853	5.000%, 7/1/41, Pool #AI5595	267,604
326,319	4.000%, 9/1/41, Pool #AJ1717	337,326
299,398	3.500%, 6/1/42, Pool #AB5373	302,123
249,038	4.000%, 4/1/44, Pool #AW2882	256,257
132,107	4.500%, 10/1/44, Pool #MA2066	138,736
453,188	4.000%, 12/1/44, Pool #MA2127	465,954
406,942	4.500%, 1/1/45, Pool #MA2158	427,137
420,516	3.500%, 3/1/45, Pool #AS4552	422,656
367,847	4.000%, 11/1/46, Pool #MA2808	377,748

		4,597,494

	Freddie Mac — 9.5%
510,879	3.500%, 5/1/32, Pool #C91458	522,120
398,029	3.500%, 7/1/32, Pool #C91467	406,788
147,648	4.000%, 11/1/32, Pool #G30616	153,808
62,248	5.500%, 10/1/39, Pool #A89387	67,655
119,848	5.000%, 4/1/40, Pool #A91812	129,325
190,574	5.500%, 4/1/40, Pool #C03467	208,958
97,810	5.000%, 8/1/40, Pool #C03491	105,401
188,045	4.000%, 11/1/40, Pool #A94742	194,678
212,630	4.000%, 12/1/40, Pool #A95447	220,142

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$148,978	3.500%, 3/1/42, Pool #G08479	$150,108
344,474	3.500%, 4/1/42, Pool #C03858	347,086
454,194	3.500%, 8/1/42, Pool #Q10324	457,622
508,150	4.000%, 4/1/46, Pool #Q40048	523,661

		3,487,352

	Ginnie Mae — 0.1%
22,072	4.000%, 12/20/40, Pool #755678	22,863

	Total Mortgage-Backed Securities (Cost $8,223,202)	8,107,709

Shares
MONEY MARKET FUND — 1.0%

368,996	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(d)	368,996
	Total Money Market Fund (Cost $368,996)	368,996

Total Investments — 100.0% (Cost $36,848,077)		36,658,572
Net Other Assets (Liabilities) — 0.0%		7,347

NET ASSETS — 100.0%		$36,665,919

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 92.8%

	Kentucky — 92.8%
$250,000	Campbell & Kenton Counties Sanitation District No. 1, Refunding Revenue, Callable 8/1/26 @ 100, 4.000%, 8/1/31	$266,205
440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	505,177
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	331,824
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	449,660
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	339,420
250,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	273,685
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	322,089
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	285,913
250,000	Kenton County, KY, Refunding Revenue, G.O., Series A, Callable 8/1/25 @100, 5.000%, 4/1/27	298,287
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	579,727
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	434,556
205,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Prerefunded Revenue, Callable 8/15/18 @100, OID, 4.750%, 8/15/19	207,353
195,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Unfunded Revenue, Callable 8/15/18 @100, OID, 4.750%, 8/15/19	196,878
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	518,580
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	291,735
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/01/25 @ 100, 5.000%, 8/1/31	314,426
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	453,173
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	481,261

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	$423,964
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	290,983
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	325,419
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	291,117
275,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	285,634
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	272,613
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	549,135
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	458,692
125,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Unrefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	132,794
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	380,331
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	351,207
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	264,848
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	221,224
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	325,443
250,000	University of Kentucky, Refunding Revenue, University & College Improvements, Series A, Callable 04/1/26 @ 100 (State Intercept), 4.000%, 10/1/29	270,425

	Total Municipal Bonds (Cost $11,268,598)	11,393,778

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 5.6%
691,019	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	$691,019
	Total Money Market Fund (Cost $691,019)	691,019
Total Investments — 98.4% (Cost $11,959,617)		12,084,797
Net Other Assets (Liabilities) — 1.6%		200,712

NET ASSETS — 100.0%		$12,285,509

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.7%

	District of Columbia — 2.9%
$290,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$343,940
250,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/33	293,180

		637,120

	Maryland — 91.8%
500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	557,920
510,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	531,925
910,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	995,458
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	561,485
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,018,881
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	305,442
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	292,429
500,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., Callable 2/15/28 @ 100, 5.000%, 2/15/31	602,375
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	146,306
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	151,149
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	259,845
60,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 11/6/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	60,170
675,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	722,054
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	458,132
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	289,658

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	$1,079,200
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	558,140
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,115,850
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	540,871
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	584,245
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,103,120
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	440,016
660,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	748,579
500,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	520,220
500,000	Montgomery County, MD, Crossover Refunding, G.O., Series D, 4.000%, 11/1/27	563,975
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	535,100
500,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	530,500
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	960,666
700,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	768,796
500,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	547,110
500,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	529,455
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	772,639

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/27	$475,672
500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	576,195

		19,903,578

	Total Municipal Bonds (Cost $20,166,882)	20,540,698

Shares		Fair Value
MONEY MARKET FUND — 4.4%

954,675	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	$954,675

	Total Money Market Fund (Cost $954,675)	954,675

Total Investments — 99.1% (Cost $21,121,557)		21,495,373
Net Other Assets (Liabilities) — 0.9%		191,958

NET ASSETS — 100.0%		$21,687,331

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.8%

	North Carolina — 97.8%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,579,451
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,636,529
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,099,850
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,098,180
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,139,450
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,156,456
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,715,366
1,000,000	Cabarrus County, NC Installment Financing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,169,090
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,773,959
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,192,901
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,366,319
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,623,237
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,689,267
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,034,550
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,052,430
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,130,700
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,068,000
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,072,570
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,417,682
1,280,000	City of Asheville, NC, Refunding Revenue, Callable 10/1/27 @ 100, 5.000%, 10/1/28	1,534,605
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,101,540

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,110,000	Dare County, NC, Utilities Systems, Advance Refunding Revenue Bonds, Callable 2/1/27 @ 100, 4.000%, 2/1/33	$1,185,713
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,493,359
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,076,460
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,439,853
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,880,428
3,650,000	Guilford County, NC, Advance Refunding, G.O., 4.000%, 3/1/26	4,079,605
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,981,425
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,478,525
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,151,400
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,621,525
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,177,940
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,386,809
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,154,905
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	1,956,376
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,099,001
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,390,764
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,048,490
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,100,915
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,144,890
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,383,132

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	$1,409,152
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,117,190
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	943,883
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	848,055
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,191,864
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,974,070
1,040,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,116,242
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,030,497
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,845,314
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,515,900
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	940,657
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,248,239
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,229,223
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,636,304
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	713,334

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	$728,416
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,106,100
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,079,656
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,278,320
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,592,200
4,395,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/29	5,242,927
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,846,933
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,127,369
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,445,875
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,746,735
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,431,338
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,814,762
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,040,270
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,338,901
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,230,861
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,544,711
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,294,395
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,695,960
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,823,577
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,178,260

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	$2,304,942
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,014,872
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,069,510
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,460,560
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,144,230
1,150,000	University of North Carolina at Greensboro, Advance Refunding Revenue, Callable 4/1/28 @ 100, 4.000%, 4/1/33	1,241,448
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,949,894
2,080,000	University of North Carolina at Greensboro, University & College Improvements, Prerefunded Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,266,202
2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,923,496
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,330,445
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,587,955
2,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	3,570,538
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	1,924,713
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,348,699
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,097,770
1,135,000	Wayne County, NC, School Improvements Revenue, Callable 6/1/27 @ 100, 4.000%, 6/1/29	1,236,685

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	$1,090,100
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,138,840
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,352,682
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,168,869
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,144,332

	Total Municipal Bonds (Cost $170,824,266)	174,597,919

Shares
MONEY MARKET FUND — 0.5%

836,989	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	836,989

	Total Money Market Fund (Cost $836,989)	836,989

Total Investments — 98.3% (Cost $171,661,255)		175,434,908
Net Other Assets (Liabilities) — 1.7%		3,011,418

NET ASSETS — 100.0%		$178,446,326

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.1%

	South Carolina — 95.1%
$ 1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,037,960
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,736,387
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,346,652
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,090,850
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,113,500
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,153,190
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,167,420
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,258,209
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,108,550
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,127,150
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,656,945
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,190,910
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,507,966
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,404,220
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,129,460
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,181,700
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,233,543
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,206,755
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,133,240
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,229,030
1,395,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	1,460,649

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	$1,502,685
1,000,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/24	1,151,390
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,121,950
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,096,740
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,577,796
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,100,070
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,294,608
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,130,050
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,640,850
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,310,880
500,000	Lexington County Health Services District, Inc., Lexmed Obligated Group, Refunding Revenue, Callable 11/1/27 @ 100, 5.000%, 11/1/29	577,295
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	852,596
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,086,660
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,595,546
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,145,080
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,655,932
1,115,000	Oconee County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,286,476
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27, 5.000%, 12/1/29	1,743,331
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,813,334
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,056,210
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,039,350

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	$1,142,972
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,806,460
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @ 100 (AGM), 5.000%, 1/1/23	1,097,810
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,100,900
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,177,647
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,726,755
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,220,034
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	860,974
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	526,900
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	968,422
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,113,440
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,635,525
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	663,804
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	517,540
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	504,640
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,195,781

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 500,000	South Carolina Public Service Authority Obligations, Santee Cooper, Refunding Revenue, Series B, 5.000%, 12/1/18	$511,190
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,609,776
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,419,813
1,500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series A, Callable 10/1/25 @ 100, 4.000%, 10/1/30	1,604,160
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	600,744
1,360,000	State of South Carolina, College Improvements, G.O., Series A (State Aid Withholding), 5.000%, 4/1/27	1,645,750
185,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Prefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	201,561
755,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Unrefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	821,206

	Total Municipal Bonds (Cost $80,102,663)	80,926,919

Shares
MONEY MARKET FUND — 3.8%

3,239,483	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	3,239,483
	Total Money Market Fund (Cost $3,239,483)	3,239,483
Total Investments — 98.9% (Cost $83,342,146)		84,166,402
Net Other Assets (Liabilities) — 1.1%		917,639

NET ASSETS — 100.0%		$85,084,041

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.9%

	District of Columbia — 5.3%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,248,380
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	655,213
755,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/32	888,756
1,640,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/33	1,923,261

		4,715,610

	Virginia — 89.6%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,489,004
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,931,787
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,635,529
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,099,380
1,140,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/1/21 @ 100, 4.000%, 8/1/28	1,217,964
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,809,990
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,214,647
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,121,416
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,139,787
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,232,306
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,789,475
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,118,940
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	911,984

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	$1,844,092
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,163,190
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,156,480
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,482,376
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,151,420
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,699,998
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,471,087
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,105,230
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,103,380
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,119,890
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,120,360
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,619,118
1,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	1,179,360
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,262,556
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,694,265
200,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	225,120
795,000	Portsmouth, VA, Public Utilities, Refunding G.O., Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	889,987
530,000	Portsmouth, VA, Public Utilities, Refunding G.O., Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	594,713
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,267,933

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	$1,456,513
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,312,380
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,477,500
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	940,950
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,050,620
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding) , 5.000%, 11/1/25	1,690,482
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,362,301
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,510,553
1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	1,267,409
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,178,985
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,774,975
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @ 100 (State Intercept), 4.000%, 9/1/25	1,898,103
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	1,940,212
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,374,040
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,086,005

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	$1,603,020
1,000,000	Virginia Public Building Authority, Advance Refunding Revenue, Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/28	1,195,790
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,204,420
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,775,974
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,791,585
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,034,991

		79,789,572

	Total Municipal Bonds (Cost $83,104,174)	84,505,182

Shares
MONEY MARKET FUND — 4.2%
3,771,279	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	3,771,279

	Total Money Market Fund (Cost $3,771,279)	3,771,279

Total Investments — 99.1% (Cost $86,875,453)		88,276,461
Net Other Assets (Liabilities) — 0.9%		820,575

NET ASSETS — 100.0%		$89,097,036

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,132,833
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,139,554
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,604,565
535,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/11/18 @100, 5.000%, 3/1/22	536,423
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,241,417
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @100, (BAM), 4.500%, 3/1/36	1,170,180
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,090,123
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,621,627
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,508,206
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,691,695
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,063,270
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,109,860
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	739,199
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,054,822
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,014,909
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,278,180

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	$1,052,720
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,053,810
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,277,784
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,226,698
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,754,830
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,387,016
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,496,292
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,040,910
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	576,835
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,457,799
1,675,000	School Building Authority of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,917,406
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,385,540
1,295,000	Wayne County, WV, Board of Education, Public School Improvements, G.O., Callable 6/1/24 @ 100, (West Virginia Board Commission), 4.000%, 6/1/25	1,415,305
2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,205,200
3,100,000	West Virginia Commissioner Of Highways, Surface Transportation Improvements, Highway Improvements Revenue, Series A, 5.000%, 9/1/27	3,677,654
510,000	West Virginia Economic Development Authority, Clarksburg Office Building, Public Improvements Revenue, Series C, Callable 6/1/25 @ 100, OID, 4.000%, 6/1/40	518,884
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,323,370

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	$4,074,468
1,185,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, 5.000%, 7/1/27	1,401,286
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,351,936
1,050,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/37	1,203,783
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,168,904
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,906,065
1,000,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/29	1,169,180
1,500,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/38	1,708,080
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,061,000
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,049,801
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,213,380
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	590,303
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	710,533
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,066,280

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	$1,132,730
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,857,315
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,613,910
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,905,313
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,670,546
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	599,071
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,165,580
2,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	2,414,519
1,295,000	Wood County, WV, Board Of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/26	1,425,510

	Total Municipal Bonds (Cost $83,025,148)	84,224,409

Shares
MONEY MARKET FUND — 1.2%

1,047,285	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	1,047,285

	Total Money Market Fund (Cost $1,047,285)	1,047,285

Total Investments — 98.9% (Cost $84,072,433)		85,271,694
Net Other Assets (Liabilities) — 1.1%		953,563

NET ASSETS — 100.0%		$86,225,257

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Diversified Income Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 37.4%
67,950	First Trust DJ Global Select Dividend Index Fund	$1,739,520
41,596	Global SuperDividend U.S. ETF	999,469
131,004	Global X MLP ETF	1,112,224
233,323	Madison Covered Call & Equity Income Fund	2,069,576
24,816	SPDR S&P Global Dividend ETF	1,707,068
13,179	Vanguard High Dividend Yield ETF	1,087,136

	Total Equity Funds (Cost $8,438,653)	8,714,993

FIXED INCOME FUNDS — 61.8%
213,448	Ashmore Emerging Markets Short Duration Fund	2,134,478
72,521	DoubleLine Total Return Bond Fund	760,021
7,377	iShares 20+ Year Treasury Bond ETF	899,256
270,112	Loomis Sayles Senior Floating Rate and Fixed Income Fund	2,674,105
91,495	Principal Preferred Securities Fund	928,678
244,808	Stone Ridge High Yield Reinsurance Risk Premium Fund	2,318,335
161,011	VanEck Vectors Fallen Angel High Yield Bond ETF	4,678,980

	Total Fixed Income Funds (Cost $14,319,404)	14,393,853

Shares		Fair Value
MONEY MARKET FUND — 0.9%
195,044	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	$195,044

	Total Money Market Fund (Cost $195,044)	195,044

Total Investments — 100.1% (Cost $22,953,101)		23,303,890
Net Other Assets (Liabilities) — (0.1)%		(15,369)

NET ASSETS — 100.0%		$23,288,521

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 60.8%
786,230	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$9,104,539
229,318	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,501,508
180,047	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,497,568
	Total Equity Funds (Cost $15,486,724)	18,103,615

FIXED INCOME FUND — 37.0%

1,064,538	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	11,028,609

	Total Fixed Income Fund (Cost $11,027,416)	11,028,609

MONEY MARKET FUND — 2.1%
614,541	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	614,541
	Total Money Market Fund (Cost $614,541)	614,541
Total Investments — 99.9% (Cost $27,128,681)		29,746,765
Net Other Assets (Liabilities) — 0.1%		21,339
NET ASSETS — 100.0%		$29,768,104

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 76.5%
768,499	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,899,224
221,909	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,356,069
176,718	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,414,422
	Total Equity Funds (Cost $15,010,024)	17,669,715

FIXED INCOME FUND — 22.8%
508,741	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	5,270,556
	Total Fixed Income Fund (Cost $5,402,245)	5,270,556

MONEY MARKET FUND — 0.8%

191,884	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	191,884
	Total Money Market Fund (Cost $191,884)	191,884
Total Investments — 100.1% (Cost $20,604,153)		23,132,155
Net Other Assets (Liabilities) — (0.1)%		(30,480)
NET ASSETS — 100.0%		$23,101,675

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2018 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund		Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$309,631,103		$693,752,348
Cash	97,519		449,391
Foreign currency, at value (cost $ —, $ —, $ —, $ —, $ —, $150,723, $ — , and $ — , respectively)	—		—
Interest and dividends receivable	336,680		738,985
Receivable for investments sold	—		6,190,068
Receivable for capital shares issued	358,875		1,237,132
Prepaid and other expenses	34,078		73,780

Total Assets	310,458,255		702,441,704

Liabilities:
Call options written (premiums received $ —, $ —, $ —, $260,357, $532,424, $ —, $ —, and $ — , respectively)	—		—
Distributions payable	—		—
Payable for investments purchased	—		—
Payable for capital shares redeemed	606		466,074
Accrued expenses and other payables:
Investment advisory fees	120,906		423,179
Accounting out-of-pocket fees	1,818		2,206
Administration fees	21,605		48,614
Audit fees	12,783		28,907
Compliance service fees	297		633
Distribution (12b-1) fees	7,997		10,581
Transfer agent fees	18,692		54,957
Other fees and liabilities	10,160		22,199

Total Liabilities	194,864		1,057,350

Net Assets	$310,263,391		$701,384,354

Net Assets Consist of:
Capital	$251,265,957		$548,186,695
Undistributed (distributions in excess of) net investment income (loss)	103,117		(305,715)
Accumulated realized gain (loss)	12,870,880		(1,719,719)
Net unrealized appreciation (depreciation)	46,023,437		155,223,093

Net Assets	$310,263,391		$701,384,354

Net Assets
Class A Shares	$33,266,122		$31,583,647
Class C Shares	901,885		4,293,817
Institutional Shares	276,094,915		665,504,334
Class R Shares	—		2,086
Class R6 Shares	469		470

Total	$310,263,391		$701,384,354

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,564,214		1,689,341
Class C Shares	43,650		258,941
Institutional Shares	12,907,308		35,026,558
Class R Shares	—		115
Class R6 Shares	22		25

Total	14,515,194		36,974,980

Net Asset Value
Class A Shares - redemption price per share	$21.27		$18.70

Class C Shares - offering price per share**	$20.66		$16.58

Institutional Shares	$21.39		$19.00

Class R Shares	$—		$18.08 *

Class R6 Shares	$21.39	*	$19.00 *

Maximum Sales Charge - Class A Shares	5.75%		5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$22.57		$19.84

(a) Investments at cost	$263,607,666		$538,529,255

*

The Sterling Capital Behavioral Large Cap Value Equity Fund net asset value for Class R6, Sterling Capital Mid Value Fund net asset value for Class R and Class R6, Sterling Capital Behavioral Small Cap Value Equity Fund net asset value for Class R6, Sterling Capital Special Opportunities Fund net asset value for Class R6, Sterling Capital Equity Income Fund net asset value for Class R6, Sterling Capital Behavioral International Equity Fund net asset value for Class R6, and Sterling Capital Stratton Mid Cap Value Fund net asset value for Class A and Class C Shares is calculated using unrounded net assets of $468.68, $2,085.79, $469.94, $480.37, $475.46, $458.49, $468.83, $98,054.17 and $1,335.01 divided by the unrounded shares of 21.91, 115.39, 24.73, 26.90, 19.03, 23.35, 40.49, 1,481.36 and 20.47, respectively.

**	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

$223,457,474		$1,126,556,318	$1,547,497,816	$83,866,691		$8,631,857	$65,558,588
48,466		212,100	1,026,035	—		37	15,834

—		—	—	150,041		—	—
416,163		1,078,829	1,552,369	613,338		6,073	66,708
—		15,318,089	1,090,200	—		24,971	773,975
347,780		1,485,170	2,253,169	46,900		17	9,786
20,638		34,163	53,849	14,357		10,873	8,835

224,290,521		1,144,684,669	1,553,473,438	84,691,327		8,673,828	66,433,726

—		870,000	64,900	—		—	—
—		1,158	515	—		—	—
—		386,356	171,280	—		23,646	122,983
252,572		1,155,384	1,973,908	—		—	6,401

114,826		642,258	739,897	28,808		2,089	39,868
3,500		2,900	4,124	9,547		473	565
15,390		79,454	108,177	5,792		608	4,580
8,969		46,664	63,988	3,429		456	2,775
232		1,020	1,319	117		70	112
2,030		194,961	254,002	184		1,828	22
13,868		158,699	188,618	4,242		1,930	1,664
5,204		42,803	61,741	6,583		486	1,930

416,591		3,581,657	3,632,469	58,702		31,586	180,900

$223,873,930		$1,141,103,012	$1,549,840,969	$84,632,625		$8,642,242	$66,252,826

$177,144,568		$758,457,170	$1,066,556,801	$70,416,809		$7,823,933	$40,137,755
203,630		(5,966,770)	(177,200)	283,941		(73,537)	5,511
16,542,152		33,590,690	74,091,856	3,938,577		(253,661)	1,546,210
29,983,580		355,021,922	409,369,512	9,993,298		1,145,507	24,563,350

$223,873,930		$1,141,103,012	$1,549,840,969	$84,632,625		$8,642,242	$66,252,826

$8,647,218		$328,637,923	$324,723,831	$676,180		$2,844,999	$98,054
172,060		141,924,540	208,284,419	61,926		1,398,406	1,335
214,998,318		670,241,562	1,013,843,878	83,894,050		4,398,837	66,153,437
55,853		298,512	2,988,383	—		—	—
481		475	458	469		—	—

$223,873,930		$1,141,103,012	$1,549,840,969	$84,632,625		$8,642,242	$66,252,826

488,246		13,815,830	16,586,017	58,404		252,473	1,481
10,090		7,129,105	10,743,743	5,382		125,010	21
12,042,365		26,828,597	51,643,284	7,245,613		389,672	996,603
3,172		12,407	153,788	—		—	—
27		19	23	40		—	—

12,543,900		47,785,958	79,126,855	7,309,439		767,155	998,105

$17.71		$23.79	$19.58	$11.58		$11.27	$66.19	*

$17.05		$19.91	$19.39	$11.51		$11.19	$65.22	*

$17.85		$24.98	$19.63	$11.58		$11.29	$66.38

$17.61		$24.06	$19.43	$—		$—	$—

$17.86	*	$24.99 *	$19.63 *	$11.58	*	$—	$—

5.75%		5.75%	5.75%	5.75%		5.75%	5.75%

$18.79		$25.24	$20.77	$12.29		$11.95	$70.23

$193,473,894		$770,924,753	$1,138,595,828	$73,883,391		$7,486,350	$40,995,238

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2018 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund
Assets:
Investments at fair value (a)	$86,377,789	$1,266,377,034
Cash	95,480	362,808
Interest and dividends receivable	422,220	2,145,814
Receivable for investments sold	560,626	—
Receivable for capital shares issued	5,347	987,707
Prepaid expenses	14,273	40,020

Total Assets	87,475,735	1,269,913,383

Liabilities:
Distributions payable	—	—
Payable for capital shares redeemed	77,308	1,443,928
Accrued expenses and other payables:
Investment advisory fees	42,777	877,128
Accounting out-of-pocket fees	664	3,406
Administration fees	5,983	88,166
Audit Fees	3,880	48,240
Compliance service fees	148	968
Distribution (12b-1) fees	122	279
Transfer agent fees	7,365	107,700
Other fees	3,405	64,676

Total Liabilities	141,652	2,634,491

	$87,334,083	$1,267,278,892

Net Assets
Net Assets Consist of:
Capital	$58,845,866	$599,273,314
Undistributed (distributions in excess of) net investment income	283,314	(873,022)
Accumulated realized gain (loss)	2,423,537	59,127,616
Net unrealized appreciation (depreciation)	25,781,366	609,750,984

Net Assets	$87,334,083	$1,267,278,892

Net Assets
Class A Shares	$286,874	$937,287
Class C Shares	74,784	105,696
Institutional Shares	86,972,425	1,266,235,909
Class R Shares	—	—
Class R6 Shares	—	—

Total	$87,334,083	$1,267,278,892

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	8,279	11,153
Class C Shares	2,167	1,279
Institutional Shares	2,505,475	15,021,799
Class R Shares	—	—
Class R6 Shares	—	—

Total	2,515,921	15,034,231

Net Asset Value
Class A Shares - redemption price per share	$34.65	$84.04

Class C Shares - offering price per share*	$34.51	$82.64

Institutional Shares	$34.71	$84.29

Class R Shares	$—	$—

Class R6 Shares	$—	$—

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$36.76	$89.17

(a) Investments at cost	$60,596,423	$656,626,050

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Kentucky Intermediate Tax-Free Fund net asset value for Class C is calculated using unrounded net assets of $1,535.31 divided by the unrounded shares of 153.69.

See accompanying Notes to the Financial Statements.

					Sterling Capital
Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital	Securitized	Sterling Capital
Ultra Short	Short Duration	Intermediate U.S.	Total Return	Corporate	Opportunities	Kentucky Intermediate
Bond Fund	Bond Fund	Government Fund	Bond Fund	Fund	Fund	Tax-Free Fund

$37,914,427	$118,836,034	$18,735,203	$1,184,958,819	$26,310,433	$36,658,572	$12,084,797
—	14,626	15,781	89,893	1,929	—	—
206,840	719,770	113,926	7,638,580	278,813	107,509	156,983
—	—	—	—	—	—	—
54,675	65,391	52,881	2,626,439	51,697	—	73,812
11,176	16,399	12,264	54,572	5,657	7,189	1,846

38,187,118	119,652,220	18,930,055	1,195,368,303	26,648,529	36,773,270	12,317,438

2,775	72,755	31,619	1,167,814	86	2,429	14,476
3,975	98,029	65,673	1,797,431	109,808	79,311	8,402

3,234	20,501	5,138	247,157	7,898	9,707	3,626
7,744	8,229	—	15,703	4,152	7,693	1,339
2,601	8,241	1,291	79,614	1,815	2,519	834
1,562	3,126	838	45,756	1,162	1,582	495
95	138	86	742	90	99	73
1,293	2,147	1,449	22,028	112	40	846
2,963	5,934	2,144	65,211	1,773	2,553	973
1,722	3,951	3,617	40,699	812	1,418	865

27,964	223,051	111,855	3,482,155	127,708	107,351	31,929

$38,159,154	$119,429,169	$18,818,200	$1,191,886,148	$26,520,821	$36,665,919	$12,285,509

$39,426,301	$128,765,490	$19,693,967	$1,223,215,782	$26,794,869	$38,783,969	$12,103,495
(83,936)	(363,676)	154,493	(1,437,208)	(136)	(53,541)	12,809
(1,014,399)	(7,978,757)	(750,023)	(16,406,579)	24,153	(1,875,004)	44,025
(168,812)	(993,888)	(280,237)	(13,485,847)	(298,065)	(189,505)	125,180

$38,159,154	$119,429,169	$18,818,200	$1,191,886,148	$26,520,821	$36,665,919	$12,285,509

$6,166,632	$4,840,194	$4,796,461	$74,176,849	$367,974	$67,895	$3,884,701
—	1,196,076	508,609	7,566,465	42,214	33,200	1,535
31,992,522	113,392,899	13,513,130	1,079,928,778	26,110,633	36,564,824	8,399,273
—	—	—	5,312	—	—	—
—	—	—	30,208,744	—	—

$38,159,154	$119,429,169	$18,818,200	$1,191,886,148	$26,520,821	$36,665,919	$12,285,509

633,605	566,521	496,590	7,163,661	37,145	6,969	389,192
—	140,068	52,742	729,662	4,269	3,409	154
3,286,832	13,271,915	1,397,716	104,244,484	2,636,974	3,748,643	842,714
—	—	—	515	—	—	—
—	—	—	2,915,645	—	—	—

3,920,437	13,978,504	1,947,048	115,053,967	2,678,388	3,759,021	1,232,060

$9.73	$8.54	$9.66	$10.35	$9.91	$9.74	$9.98

$—	$8.54	$9.64	$10.37	$9.89	$9.74	$9.99 **

$9.73	$8.54	$9.67	$10.36	$9.90	$9.75	$9.97

$—	$—	$—	$10.31	$—	$—	$—

$—	$—	$—	$10.36	$—	$—	$—

0.50%	2.00%	2.00%	5.75%	2.00%	2.00%	2.00%

$9.78	$8.71	$9.86	$10.98	$10.11	$9.94	$10.18

$38,083,239	$119,829,922	$19,015,440	$1,198,444,666	$26,608,498	$36,848,077	$11,959,617

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2018 (Unaudited)

	Sterling Capital	Sterling Capital
	Maryland	North Carolina
	Intermediate	Intermediate
	Tax-Free Fund	Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$21,495,373	$175,434,908
Investments at fair value - affiliated (b)	—	—
Cash	—	—
Interest and dividends receivable - unaffiliated	229,208	2,615,560
Dividends receivable - affiliated	—	—
Receivable for investments sold	—	783,610
Receivable for capital shares issued	—	57,156
Prepaid and other expenses	6,722	9,236

Total Assets	21,731,303	178,900,470

Liabilities:
Distributions payable	25,718	226,477
Payable for investments purchased	—	—
Payable for capital shares redeemed	3,270	117,436
Accrued expenses and other payables:
Investment advisory fees	6,463	53,181
Administration fees	1,485	12,223
Audit fees	924	7,586
Compliance service fees	87	249
Distribution (12b-1) fees	1,702	11,979
Printing fees	809	5,956
Transfer agent fees	1,745	13,528
Other fees	1,769	5,529

Total Liabilities	43,972	454,144

Net Assets	$21,687,331	$178,446,326

Net Assets Consist of:
Capital	$21,189,967	$175,949,334
Undistributed net investment income (loss)	17,735	99,022
Accumulated realized gain (loss)	105,813	(1,375,683)
Net unrealized appreciation	373,816	3,773,653

Net Assets	$21,687,331	$178,446,326

Net Assets
Class A Shares	$5,456,156	$40,889,871
Class C Shares	638,324	3,831,817
Institutional Shares	15,592,851	133,724,638

Total	$21,687,331	$178,446,326

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	510,110	3,882,158
Class C Shares	59,662	364,048
Institutional Shares	1,455,405	12,696,421

Total	2,025,177	16,942,627

Net Asset Value
Class A Shares - redemption price per share	$10.70	$10.53

Class C Shares - offering price per share*	$10.70	$10.53

Institutional Shares	$10.71	$10.53

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.93	$10.74

Investments at cost:
(a) Investments at cost - unaffiliated	$21,121,557	$171,661,255
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital	Sterling Capital	Sterling Capital
South Carolina	Virginia	West Virginia	Sterling Capital	Sterling Capital	Sterling Capital
Intermediate	Intermediate	Intermediate	Diversified	Strategic Allocation	Strategic Allocation
Tax-Free Fund	Tax-Free Fund	Tax-Free Fund	Income Fund	Balanced Fund	Growth Fund

$84,166,402	$88,276,461	$85,271,694	$23,303,890	$614,541	$191,884
—	—	—	—	29,132,224	22,940,271
—	—	—	34,531	—	—
1,034,179	979,401	1,185,627	3,293	—	—
—	—	—	—	32,371	14,948
—	—	—	—	—	—
54,870	19,324	108	40,324	438	1,739
4,391	9,127	8,491	3,114	5,228	3,550

85,259,842	89,284,313	86,465,920	23,385,152	29,784,802	23,152,392

91,105	112,596	112,207	3,459	123	283
—	—	—	34,531	—	—
32,526	17,309	70,777	43,315	4,312	42,173

25,186	26,555	25,718	5,034	—	—
5,789	6,103	5,911	1,620	—	—
3,552	3,901	3,631	975	1,257	983
139	155	140	81	87	81
4,353	5,599	6,568	3,801	6,832	5,093
2,634	3,105	2,831	964	972	725
6,096	7,227	8,761	2,837	2,966	1,333
4,421	4,727	4,119	14	149	46

175,801	187,277	240,663	96,631	16,698	50,717

$85,084,041	$89,097,036	$86,225,257	$23,288,521	$29,768,104	$23,101,675

$84,736,980	$87,985,798	$84,870,362	$29,080,434	$30,334,578	$26,281,865
28,159	63,210	69,257	(162,345)	(81,754)	(83,023)
(505,354)	(352,980)	86,377	(5,980,357)	(3,102,804)	(5,625,169)
824,256	1,401,008	1,199,261	350,789	2,618,084	2,528,002

$85,084,041	$89,097,036	$86,225,257	$23,288,521	$29,768,104	$23,101,675

$15,228,008	$22,886,307	$27,755,333	$13,240,717	$28,933,295	$21,973,718
1,293,199	855,456	715,527	1,108,710	724,190	411,320
68,562,834	65,355,273	57,754,397	8,939,094	110,619	716,637

$85,084,041	$89,097,036	$86,225,257	$23,288,521	$29,768,104	$23,101,675

1,403,446	1,991,922	2,831,546	1,254,775	2,430,430	1,834,245
119,224	74,467	72,971	105,974	62,033	35,660
6,362,366	5,689,928	5,885,468	836,591	9,222	59,683

7,885,036	7,756,317	8,789,985	2,197,340	2,501,685	1,929,588

$10.85	$11.49	$9.80	$10.55	$11.90	$11.98

$10.85	$11.49	$9.81	$10.46	$11.67	$11.53

$10.78	$11.49	$9.81	$10.69	$12.00	$12.01

2.00%	2.00%	2.00%	5.75%	5.75%	5.75%

$11.07	$11.72	$10.01	$11.19	$12.63	$12.71

$83,342,146	$86,875,453	$84,072,433	$22,953,101	$614,541	$191,884
$—	$—	$—	$—	$26,514,140	$20,412,269

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2018 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Dividend income	3,444,026	3,427,565
Foreign tax withholding	—	—

Total investment income	3,444,026	3,427,565

Expenses:
Investment advisory fees (See Note 5)	714,238	2,543,844
Administration fees (See Note 5)	128,016	293,117
Distribution fees - Class A Shares (See Note 5)	42,864	41,570
Distribution fees - Class C Shares (See Note 5)	4,798	22,098
Distribution fees - Class R Shares (See Note 5)	—	5
Compliance service fees (See Note 5)	1,725	3,711
Trustee fees	13,122	29,500
Accounting and out-of-pocket fees	4,580	6,471
Audit fees	13,116	29,692
Custodian fees	7,294	16,575
Fund accounting fees (See Note 5)	11,904	27,256
Interest expense (See Note 7)	—	—
Legal fees	15,593	35,745
Printing fees	12,038	26,754
Registration fees	21,280	29,774
Transfer agent fees (See Note 5)	41,049	249,417
Other fees	11,837	22,817

Total expenses before waivers	1,043,454	3,378,346
Less expenses waived by the Investment Advisor (See Note 5)	—	—

Net expenses	1,043,454	3,378,346

Net investment income (loss)	2,400,572	49,219

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	15,665,060	6,789,250
Written options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(2,904,867)	27,237,083
Written options	—	—
Foreign currency transactions	—	—

Total realized and unrealized gain (loss)	12,760,193	34,026,333

Change in net assets from operations	$15,160,765	$34,075,552

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

1,956,871	7,235,841	20,240,213	1,103,977	22,941	428,459
—	—	(255,246)	(78,374)	(277)	(1,501)

1,956,871	7,235,841	19,984,967	1,025,603	22,664	426,958

676,143	3,785,847	4,409,696	252,953	33,448	238,946
90,897	469,785	646,695	34,004	3,855	27,533
11,443	428,106	433,881	695	4,596	136
927	738,685	1,142,378	307	7,008	7
98	826	9,130	—	—	—
1,277	5,891	8,012	596	239	523
9,169	48,475	66,788	3,498	401	2,841
6,253	9,289	12,457	15,772	1,197	1,913
9,216	47,952	66,061	3,496	390	2,833
5,156	27,051	36,839	13,282	301	1,633
8,452	43,682	60,132	3,162	358	2,560
—	—	3,020	203	—	—
11,005	57,599	79,133	4,148	512	3,365
8,311	47,045	65,434	3,083	548	2,533
17,613	49,578	37,237	3,819	1,546	10,262
33,587	429,637	654,021	9,800	4,973	17,340
9,258	35,243	48,134	9,809	1,714	3,902

898,805	6,224,691	7,779,048	358,627	61,086	316,327
—	—	—	(84,318)	(11,673)	—

898,805	6,224,691	7,779,048	274,309	49,413	316,327

1,058,066	1,011,150	12,205,919	751,294	(26,749)	110,631

16,627,117	41,134,535	102,211,656	3,993,017	(238,221)	2,235,332
—	484,147	(210,991)	—	—	—
—	—	—	(16,356)	—	—

(16,910,225)	23,052,112	(53,580,225)	(3,014,929)	53,159	84,363
—	(285,674)	529,726	—	—	—
—	—	—	6,115	—	—

(283,108)	64,385,120	48,950,166	967,847	(185,062)	2,319,695

$774,958	$65,396,270	$61,156,085	$1,719,141	$(211,811)	$2,430,326

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2018 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund
Investment Income:
Interest income	$—	$—	$313,263	$955,426
Dividend income	1,043,257	7,265,231	4,840	11,019

Total investment income	1,043,257	7,265,231	318,103	966,445

Expenses:
Investment advisory fees (See Note 5)	269,772	5,217,719	38,591	124,659
Administration fees (See Note 5)	37,853	495,136	15,566	33,506
Distribution fees - Class A Shares (See Note 5)	368	852	7,395	6,610
Distribution fees - Class C Shares (See Note 5)	348	547	—	7,040
Distribution fees - Class R Shares (See Note 5)	—	—	—	—
Compliance service fees (See Note 5)	665	6,022	383	572
Trustee fees	4,035	49,945	1,677	3,244
Accounting and out-of-pocket fees	1,907	9,949	10,924	13,382
Audit fees	3,902	50,073	1,630	3,232
Custodian fees	2,366	27,325	978	1,909
Fund accounting fees (See Note 5)	3,519	46,039	1,447	3,117
Interest expense (See Note 7)	—	—	—	4
Legal fees	4,753	60,112	1,937	3,865
Printing fees	3,613	48,559	1,510	2,883
Registration fees	12,206	22,819	—	15,037
Transfer agent fees (See Note 5)	30,633	442,782	6,160	13,775
Other fees	4,842	25,392	17,393	4,694

Total expenses before waivers	380,782	6,503,271	105,591	237,529
Less expenses waived by the Investment Advisor (See Note 5)	—	(103,798)	(19,295)	(41,553)
Less expenses waived by the Administrator (See Note 5)	—	—	—	—

Net expenses	380,782	6,399,473	86,296	195,976

Net investment income	662,475	865,758	231,807	770,469

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,977,504	87,656,281	(13,868)	(83,122)
Change in unrealized appreciation/depreciation on investments	(5,446,160)	(67,733,914)	(110,773)	(947,204)

Total realized and unrealized gain	(3,468,656)	19,922,367	(124,641)	(1,030,326)

Change in net assets from operations	$(2,806,181)	$20,788,125	$107,166	$(259,857)

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$263,907	$17,038,922	$529,810	$598,069	$173,343
982	185,352	1,397	2,469	2,813

264,889	17,224,274	531,207	600,538	176,156

32,517	2,080,259	49,188	67,016	21,194
8,200	453,502	11,339	15,448	4,885
6,318	91,795	476	85	5,027
2,631	37,600	213	167	8
—	13	—	—	—
298	5,527	336	386	252
908	46,157	1,232	1,682	518
4,252	34,987	7,184	11,447	2,941
870	46,401	1,196	1,632	509
584	24,803	765	1,014	362
762	42,167	1,054	1,436	454
—	—	—	—	—
1,045	51,412	1,339	1,811	602
802	41,358	1,077	1,464	453
8,472	28,283	7,503	7,980	4,974
4,401	271,149	3,721	5,007	1,971
2,844	32,096	2,753	2,948	1,778

74,904	3,287,509	89,376	119,523	45,928

—	(601,979)	—	(7,659)	—
—	(639)	—	—	—

74,904	2,684,891	89,376	111,864	45,928

189,985	14,539,383	441,831	488,674	130,228

(47,428)	(61,789)	70,208	(69,058)	44,633

(369,851)	(23,264,273)	(830,000)	(641,210)	(361,113)

(417,279)	(23,326,062)	(759,792)	(710,268)	(316,480)

$(227,294)	$(8,786,679)	$(317,961)	$(221,594)	$(186,252)

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2018 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$312,221	$2,734,624
Dividend income - unaffiliated	2,528	18,922
Dividend income - affiliated	—	—

Total investment income	314,749	2,753,546

Expenses:
Investment advisory fees (See Note 5)	39,559	321,432
Administration fees (See Note 5)	9,119	74,094
Distribution fees - Class A Shares (See Note 5)	7,007	53,598
Distribution fees - Class C Shares (See Note 5)	3,204	21,319
Compliance service fees (See Note 5)	308	1,130
Trustee fees	997	8,042
Accounting and out-of-pocket fees	3,306	9,858
Audit fees	963	7,814
Custodian fees	636	4,595
Fund accounting fees (See Note 5)	847	6,888
Interest expense (See Note 7)	—	—
Legal fees	1,149	9,306
Printing fees	886	7,065
Registration fees	6,425	6,061
Transfer agent fees (See Note 5)	4,028	31,065
Other fees	2,350	6,920

Total expenses before waivers	80,784	569,187
Less expenses waived by the Investment Advisor (See Note 5)	—	—

Net expenses	80,784	569,187

Net investment income	233,965	2,184,359

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	146,637	(65,741)
Investments - affiliated	—	—
Change in unrealized appreciation/depreciation on investments	(693,722)	(4,200,656)

Total realized and unrealized gain	(547,085)	(4,266,397)

Change in net assets from operations	$(313,120)	$(2,082,038)

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,135,234	$1,294,075	$1,287,048	$—	$—	$—
9,974	6,442	7,191	357,029	2,326	1,944
—	—	—	—	482,164	381,790

1,145,208	1,300,517	1,294,239	357,029	484,490	383,734

151,210	165,692	155,328	30,494	38,502	30,099
34,852	38,195	35,803	9,838	—	—
19,533	31,521	36,494	17,930	37,418	28,686
6,976	4,485	3,645	5,696	3,770	2,060
624	675	635	311	344	309
3,727	4,163	3,834	1,061	1,312	1,017
6,384	6,303	5,600	764	809	761
3,650	4,035	3,749	1,032	1,292	1,007
2,136	2,385	2,192	649	801	639
3,240	3,550	3,328	915	1,155	903
—	—	—	—	28	52
4,325	4,806	4,458	1,221	1,553	1,206
3,275	3,686	3,407	953	1,174	909
5,367	7,298	7,836	8,943	7,177	8,025
15,321	15,826	15,580	7,213	6,206	4,250
3,928	4,508	4,237	2,942	2,752	2,669

264,548	297,128	286,126	89,962	104,293	82,592
—	—	—	(154)	(38,502)	(30,099)

264,548	297,128	286,126	89,808	65,791	52,493

880,660	1,003,389	1,008,113	267,221	418,699	331,241

77,454	155,338	76,732	228,336	—	—
—	—	—	—	1,022,792	949,595
(2,078,906)	(2,393,035)	(2,126,959)	(582,238)	(884,943)	(689,679)

(2,001,452)	(2,237,697)	(2,050,227)	(353,902)	137,849	259,916

$(1,120,792)	$(1,234,308)	$(1,042,114)	$(86,681)	$556,548	$591,157

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income	$2,400,572	$6,076,557
Net realized gain (loss)	15,665,060	19,515,133
Change in unrealized appreciation/depreciation	(2,904,867)	25,080,854

Change in net assets from operations	15,160,765	50,672,544

Distributions to Class A Shareholders From:
Net investment income	(398,065)	(491,567)
Net realized gains	(306,011)	—
Distributions to Class B Shareholders From:
Net investment income	—	(643)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(8,005)	(8,310)
Net realized gains	(8,773)	—
Distributions to Institutional Class Shareholders From:
Net investment income	(3,603,045)	(4,597,729)
Net realized gains	(2,501,321)	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—
Distributions to Class R6 Shareholders From:
Net investment income	(1)	—

Change in net assets from shareholder distributions	(6,825,221)	(5,098,249)

Capital Transactions:
Change in net assets from capital transactions	(4,899,641)	(11,005,526)

Change in net assets	3,435,903	34,568,769
Net Assets:
Beginning of period	306,827,488	272,258,719

End of period	$310,263,391	$306,827,488

Undistributed net investment income	$103,117	$1,711,661

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$49,219	$859,274	$1,058,066	$1,965,199	$1,011,150	$1,013,494
6,789,250	36,656,141	16,627,117	11,740,082	41,618,682	93,847,885
27,237,083	53,440,681	(16,910,225)	24,476,737	22,766,438	72,606,728

34,075,552	90,956,096	774,958	38,182,018	65,396,270	167,468,107

—	—	(58,764)	(48,544)	(1,906,736)	—
(1,456,516)	(991,131)	(318,114)	—	(26,348,200)	(6,462,864)

—	—	—	(127)	—	—
—	(7,484)	—	—	—	(26,525)

—	—	—	(1,321)	(756,109)	—
(215,133)	(179,472)	(6,736)	—	(13,258,480)	(3,913,050)

(354,934)	(392,245)	(1,924,389)	(1,042,074)	(4,849,033)	(376,646)
(30,508,189)	(17,153,010)	(7,358,488)	—	(49,369,715)	(10,436,329)

—	—	(259)	(1)	(1,537)	—
(80)	(6)	(1,204)	—	(30,235)	(8,322)

—	—	—	—	(3)	—

(32,534,852)	(18,723,348)	(9,667,954)	(1,092,067)	(96,520,048)	(21,223,736)

29,109,480	10,626,377	14,858,661	14,214,014	25,984,490	(121,666,902)

30,650,180	82,859,125	5,965,665	51,303,965	(5,139,288)	24,577,469

670,734,174	587,875,049	217,908,265	166,604,300	1,146,242,300	1,121,664,831

$701,384,354	$670,734,174	$223,873,930	$217,908,265	$1,141,103,012	$1,146,242,300

$(305,715)	$—	$203,630	$1,128,976	$(5,966,770)	$535,498

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$12,205,919	$29,168,293
Net realized gain (loss)	102,000,665	145,082,928
Change in unrealized appreciation/depreciation	(53,050,499)	66,729,281

Change in net assets from operations	61,156,085	240,980,502

Distributions to Class A Shareholders From:
Net investment income	(2,570,131)	(8,134,764)
Net realized gains	(31,186,811)	(550,868)
Distributions to Class B Shareholders From:
Net investment income	—	(3,110)
Net realized gains	—	(1,261)
Distributions to Class C Shareholders From:
Net investment income	(897,258)	(2,941,750)
Net realized gains	(20,830,118)	(320,996)
Distributions to Institutional Class Shareholders From:
Net investment income	(8,915,511)	(19,918,050)
Net realized gains	(91,568,229)	(1,109,671)
Distributions to Class R Shareholders From:
Net investment income	(21,953)	(51,646)
Net realized gains	(338,188)	(2,596)
Distributions to Class R6 Shareholders From:
Net investment income	(2)	—

Change in net assets from shareholder distributions	(156,328,201)	(33,034,712)

Capital Transactions:
Change in net assets from capital transactions	77,802,300	(326,246,229)

Change in net assets	(17,369,816)	(118,300,439)
Net Assets:
Beginning of period	1,567,210,785	1,685,511,224

End of period	$1,549,840,969	$1,567,210,785

Undistributed (distributions in excess of) net investment income (loss)	$(177,200)	$21,736

* Commencement of operations was October 3, 2016.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Stratton Mid Cap Value Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$751,294	$1,914,461	$(26,749)	$(2,567)	$110,631	$202,233
3,976,661	2,312,708	(238,221)	151,598	2,235,332	2,543,953
(3,008,814)	11,631,146	53,159	1,092,348	84,363	8,606,305

1,719,141	15,858,315	(211,811)	1,241,379	2,430,326	11,352,491

(13,592)	(5,337)	(14,799)	(1,611)	(253)	(47)
(5,041)	—	(53,107)	—	(3,732)	(328)

—	—	—	—	—	—
—	—	—	—	—	—

(1,212)	(451)	(2,776)	—	—	—
(535)	—	(20,951)	—	(45)	(5)

(2,410,151)	(1,170,042)	(29,213)	(4,317)	(301,150)	(85,765)
(726,476)	—	(68,095)	—	(2,255,357)	(293,559)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(3,157,007)	(1,175,830)	(188,941)	(5,928)	(2,560,537)	(379,704)

3,625,471	(2,592,999)	(868,889)	8,676,432	244,239	(8,367,488)

2,187,605	12,089,486	(1,269,641)	9,911,883	114,028	2,605,299

82,445,020	70,355,534	9,911,883	—	66,138,798	63,533,499

$84,632,625	$82,445,020	$8,642,242	$9,911,883	$66,252,826	$66,138,798

$283,941	$1,957,602	$(73,537)	$(73,537)	$5,511	$196,283

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities: Operations:
Net investment income	$662,475	$2,122,913
Net realized gain	1,977,504	2,939,296
Change in unrealized appreciation/depreciation	(5,446,160)	(4,404,129)

Change in net assets from operations	(2,806,181)	658,080

Distributions to Class A Shareholders From:
Net investment income	(899)	(5,791)
Net realized gains	(9,720)	(5,214)
Distributions to Class C Shareholders From:
Net investment income	—	(479)
Net realized gains	(2,122)	(984)
Distributions to Institutional Class Shareholders From:
Net investment income	(378,069)	(3,051,930)
Net realized gains	(3,120,612)	(4,309,765)

Change in net assets from shareholder distributions	(3,511,422)	(7,374,163)

Capital Transactions:
Change in net assets from capital transactions	(2,913,903)	(1,541,548)
Redemption Fees	—	—

Change in net assets	(9,231,506)	(8,257,631)
Net Assets:
Beginning of period	96,565,589	104,823,220

End of period	$87,334,083	$96,565,589

Undistributed (distributions in excess of) net investment income	$283,314	$(193)

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$865,758	$2,337,308	$231,807	$424,144
87,656,281	82,152,610	(13,868)	5,950
(67,733,914)	147,809,607	(110,773)	118,167

20,788,125	232,299,525	107,166	548,261

(780)	(115)	(42,211)	(71,543)
(48,901)	(8,487)	—	—

—	—	—	—
(9,276)	(3,494)	—	—

(3,410,230)	(2,079,928)	(271,849)	(630,638)
(99,960,387)	(61,347,981)	—	—

(103,429,574)	(63,440,005)	(314,060)	(702,181)

165,309,604	(197,746,684)	(175,561)	(21,737,857)
—	1,457	—	—

82,668,155	(28,885,707)	(382,455)	(21,891,777)

1,184,610,737	1,213,496,444	38,541,609	60,433,386

$1,267,278,892	$1,184,610,737	$38,159,154	$38,541,609

$(873,022)	$1,672,230	$(83,936)	$(1,683)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income	$770,469	$1,092,466
Net realized gain (loss)	(83,122)	(87,137)
Change in unrealized appreciation/depreciation	(947,204)	33,904

Change in net assets from operations	(259,857)	1,039,233

Distributions to Class A Shareholders From:
Net investment income	(66,154)	(156,953)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	—	—
Distributions to Class C Shareholders From:
Net investment income	(12,345)	(29,145)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,050,957)	(1,953,116)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Distributions to Class R6 Shareholders From:
Net investment income	—	—

Change in net assets from shareholder distributions	(1,129,456)	(2,139,214)

Capital Transactions:
Change in net assets from capital transactions	46,059,844	(10,733,229)

Change in net assets	44,670,531	(11,833,210)
Net Assets:
Beginning of period	74,758,638	86,591,848

End of period	$119,429,169	$74,758,638

Undistributed (distributions in excess of) net investment income	$(363,676)	$(4,689)

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$189,985	$422,930	$14,539,383	$21,373,848	$441,831	$936,402
(47,428)	(326)	(61,789)	1,138,610	70,208	191,973
(369,851)	(716,174)	(23,264,273)	(9,697,355)	(830,000)	(442,237)

(227,294)	(293,570)	(8,786,679)	12,815,103	(317,961)	686,138

(67,748)	(126,044)	(1,021,429)	(1,963,457)	(5,546)	(12,187)
—	—	—	—	(2,682)	(1,621)

—	(281)	—	(2,480)	—	—

(5,098)	(8,445)	(76,315)	(160,528)	(458)	(950)
—	—	—	—	(279)	(179)

(215,578)	(415,985)	(15,799,840)	(25,297,071)	(435,827)	(923,283)
—	—	—	—	(182,978)	(112,762)

—	—	(67)	(136)	—	—

—	—	(31,209)	—	—	—

(288,424)	(550,755)	(16,928,860)	(27,423,672)	(627,770)	(1,050,982)

(3,073,287)	(3,464,355)	140,909,663	303,638,901	(2,419,660)	(2,002,949)

(3,589,005)	(4,308,680)	115,194,124	289,030,332	(3,365,391)	(2,367,793)

22,407,205	26,715,885	1,076,692,024	787,661,692	29,886,212	32,254,005

$18,818,200	$22,407,205	$1,191,886,148	$1,076,692,024	$26,520,821	$29,886,212

$154,493	$252,932	$(1,437,208)	$952,269	$(136)	$(136)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income	$488,674	$980,679
Net realized gain (loss)	(69,058)	20,227
Change in unrealized appreciation/depreciation	(641,210)	(532,285)

Change in net assets from operations	(221,594)	468,621

Distributions to Class A Shareholders From:
Net investment income	(882)	(3,640)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(307)	(620)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(541,107)	(1,149,450)
Net realized gains	—	—

Change in net assets from shareholder distributions	(542,296)	(1,153,710)

Capital Transactions:
Change in net assets from capital transactions	(2,231,100)	(6,434,806)

Change in net assets	(2,994,990)	(7,119,895)
Net Assets:
Beginning of period	39,660,909	46,780,804

End of period	$36,665,919	$39,660,909

Undistributed (distributions in excess of) net investment income	$(53,541)	$81

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$130,228	$272,123	$233,965	$568,603	$2,184,359	$4,576,412
44,633	32,828	146,637	90,250	(65,741)	(1,316,007)
(361,113)	(326,097)	(693,722)	(730,718)	(4,200,656)	(3,866,576)

(186,252)	(21,146)	(313,120)	(71,865)	(2,082,038)	(606,171)

(39,891)	(84,071)	(53,541)	(113,724)	(473,499)	(989,324)
(10,978)	(57,042)	(32,314)	(45,624)	—	(165,995)

(11)	(52)	(3,716)	(7,862)	(31,069)	(70,080)
(4)	(20)	(3,823)	(5,262)	—	(19,120)

(90,326)	(187,705)	(176,708)	(446,268)	(1,678,832)	(3,515,161)
(22,213)	(107,066)	(94,912)	(164,784)	—	(526,094)

(163,423)	(435,956)	(365,014)	(783,524)	(2,183,400)	(5,285,774)

535,132	(401,512)	(1,070,686)	(7,668,981)	(7,719,765)	(19,198,010)

185,457	(858,614)	(1,748,820)	(8,524,370)	(11,985,203)	(25,089,955)

12,100,052	12,958,666	23,436,151	31,960,521	190,431,529	215,521,484

$12,285,509	$12,100,052	$21,687,331	$23,436,151	$178,446,326	$190,431,529

$12,809	$12,809	$17,735	$17,735	$99,022	$98,063

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income	$880,660	$1,761,642
Net realized gain	77,454	(582,808)
Change in unrealized appreciation/depreciation	(2,078,906)	(1,138,430)

Change in net assets from operations	(1,120,792)	40,404

Distributions to Class A Shareholders From:
Net investment income	(144,470)	(302,916)
Net realized gains	—	(1,895)
Distributions to Class C Shareholders From:
Net investment income	(7,689)	(17,591)
Net realized gains	—	(193)
Distributions to Institutional Class Shareholders From:
Net investment income	(728,501)	(1,441,135)
Net realized gains	—	(7,861)

Change in net assets from shareholder distributions	(880,660)	(1,771,591)

Capital Transactions:
Change in net assets from capital transactions	68,125	(4,461,832)

Change in net assets	(1,933,327)	(6,193,019)
Net Assets:
Beginning of period	87,017,368	93,210,387

End of period	$85,084,041	$87,017,368

Undistributed net investment income	$28,159	$28,159

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$1,003,389	$2,248,949	$1,008,113	$2,147,703
155,338	(421,377)	76,732	104,033
(2,393,035)	(2,441,251)	(2,126,959)	(2,037,191)

(1,234,308)	(613,679)	(1,042,114)	214,545

(245,165)	(585,943)	(307,794)	(688,584)
—	(249,339)	(35,079)	(162,149)

(5,362)	(12,158)	(4,952)	(10,623)
—	(8,557)	(870)	(3,642)

(752,858)	(1,650,832)	(693,907)	(1,445,525)
—	(612,795)	(70,176)	(286,951)

(1,003,385)	(3,119,624)	(1,112,778)	(2,597,474)

(7,861,205)	(16,896,699)	(2,059,337)	(9,913,424)

(10,098,898)	(20,630,002)	(4,214,229)	(12,296,353)

99,195,934	119,825,936	90,439,486	102,735,839

$89,097,036	$99,195,934	$86,225,257	$90,439,486

$63,210	$63,206	$69,257	$67,797

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities:
Operations:
Net investment income	$267,221	$1,288,920
Net realized gain (loss)	228,336	271,905
Change in unrealized appreciation/depreciation	(582,238)	(530,011)

Change in net assets from operations	(86,681)	1,030,814

Distributions to Class A Shareholders From:
Net investment income	(268,636)	(567,986)
Distributions to Class B Shareholders From:
Net investment income	—	(2,237)
Distributions to Class C Shareholders From:
Net investment income	(17,398)	(34,231)
Distributions to Institutional Class Shareholders From:
Net investment income	(180,093)	(671,189)

Change in net assets from shareholder distributions	(466,127)	(1,275,643)

Capital Transactions:
Change in net assets from capital transactions	(29,959)	(18,719,549)

Change in net assets	(582,767)	(18,964,378)
Net Assets:
Beginning of period	23,871,288	42,835,666

End of period	$23,288,521	$23,871,288

Undistributed (distributions in excess of) net investment income	$(162,345)	$36,561

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$418,699	$424,352	$331,241	$239,723
1,022,792	265,964	949,595	145,557
(884,943)	2,692,215	(689,679)	2,709,231

556,548	3,382,531	591,157	3,094,511

(497,177)	(429,055)	(396,566)	(234,587)

—	(1,247)	—	(931)

(10,123)	(5,300)	(5,908)	(2,531)

(2,014)	(2,002)	(13,274)	(9,486)

(509,314)	(437,604)	(415,748)	(247,535)

(1,355,374)	(4,900,160)	(1,007,996)	(2,316,008)
(1,308,140)	(1,955,233)	(832,587)	530,968

31,076,244	33,031,477	23,934,262	23,403,294
$29,768,104	$31,076,244	$23,101,675	$23,934,262

$(81,754)	$8,861	$(83,023)	$1,484

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued[1]	$395,462	$674,247
Distributions reinvested	689,839	478,214
Value of shares redeemed	(2,085,245)	(2,979,194)

Change in net assets from Class A Share transactions	(999,944)	(1,826,733)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	639
Value of shares redeemed	—	(226,941)

Change in net assets from Class B Share transactions[2]	—	(226,302)
Class C Shares:
Proceeds from shares issued	3,990	131,224
Distributions reinvested	15,390	7,399
Value of shares redeemed	(108,634)	(247,106)

Change in net assets from Class C Share transactions	(89,254)	(108,483)
Institutional Shares:
Proceeds from shares issued	7,734,293	15,314,059
Distributions reinvested	6,078,083	4,569,679
Value of shares redeemed	(17,623,319)	(28,727,746)

Change in net assets from Institutional Share transactions	(3,810,943)	(8,844,008)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Class R6 Shares:
Proceeds from shares issued	500	—

Change in net assets from Class R6 Share transactions	500	—

Change in net assets from capital transactions	$(4,899,641)	$(11,005,526)

Share Transactions:
Class A Shares:
Issued[1]	18,185	35,125
Reinvested	31,763	24,525
Redeemed	(96,632)	(154,626)

Change in Class A Shares	(46,684)	(94,976)
Class B Shares:
Issued	—	—
Reinvested	—	34
Redeemed	—	(12,048)

Change in Class B Shares[2]	—	(12,014)
Class C Shares:
Issued	189	7,005
Reinvested	728	394
Redeemed	(5,224)	(12,907)

Change in Class C Shares	(4,307)	(5,508)
Institutional Shares:
Issued	350,775	786,049
Reinvested	278,445	232,754
Redeemed	(807,584)	(1,488,771)

Change in Institutional Shares	(178,364)	(469,968)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Class R6 Shares:
Issued	22	—

Change in Class R6 Shares	22	—

Change in Shares	(229,333)	(582,466)

1Includes 1,751, 1,887, 278, 8,666 shares and $33,961, $33,910, $4,737, 203,123 for the year ended September 30, 2017, due to the conversion of Class B Shares into Class A Shares for the Sterling Capital Behavioral Large Cap Value Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Fund, and the Sterling Capital Special Opportunities Fund, respectively.

2Class B Shares of the Funds closed effective May 26, 2017.

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$609,915	$4,343,902	$245,211	$709,058	$8,709,095	$36,743,182
1,413,723	946,688	368,244	46,754	27,232,702	6,033,116
(3,980,990)	(7,180,262)	(920,904)	(1,958,445)	(42,313,418)	(95,968,887)

(1,957,352)	(1,889,672)	(307,449)	(1,202,633)	(6,371,621)	(53,192,589)

—	2,970	—	—	—	4,346
—	7,483	—	129	—	26,333
—	(299,115)	—	(127,631)	—	(1,733,762)

—	(288,662)	—	(127,502)	—	(1,703,083)

223,961	556,357	13,720	14,347	5,883,444	14,125,863
199,111	144,501	6,576	1,289	13,385,364	3,641,709
(451,598)	(2,150,491)	(32,734)	(252,227)	(20,952,184)	(69,306,861)

(28,526)	(1,449,633)	(12,438)	(236,591)	(1,683,376)	(51,539,289)

109,796,997	111,117,696	16,754,912	33,280,116	64,551,495	133,167,163
30,067,843	16,510,873	9,153,125	1,026,322	45,402,061	9,057,456
(108,770,537)	(113,375,498)	(10,754,837)	(18,556,309)	(75,957,191)	(157,492,117)

31,094,303	14,253,071	15,153,200	15,750,129	33,996,365	(15,267,498)

485	1,273	23,436	30,622	136,626	376,666
80	—	1,463	—	31,773	3,361
(10)	—	(51)	(11)	(125,777)	(344,470)

555	1,273	24,848	30,611	42,622	35,557

500	—	500	—	500	—

500	—	500	—	500	—

$29,109,480	$10,626,377	$14,858,661	$14,214,014	$25,984,490	$(121,666,902)

32,248	241,699	13,188	41,055	355,335	1,609,590
76,171	53,942	20,113	2,658	1,157,456	275,825
(208,566)	(398,892)	(49,714)	(112,752)	(1,725,721)	(4,179,557)

(100,147)	(103,251)	(16,413)	(69,039)	(212,930)	(2,294,142)

—	179	—	—	—	224
—	471	—	7	—	1,406
—	(18,447)	—	(7,665)	—	(89,431)

—	(17,797)	—	(7,658)	—	(87,801)

13,294	34,326	759	864	286,739	724,893
12,067	9,146	375	76	678,899	194,308
(26,760)	(132,565)	(1,852)	(14,914)	(1,013,654)	(3,507,612)

(1,399)	(89,093)	(718)	(13,974)	(48,016)	(2,588,411)

5,719,461	6,085,489	896,778	1,956,248	2,512,629	5,517,811
1,594,947	929,668	495,180	57,919	1,836,334	396,534
(5,595,747)	(6,255,862)	(581,402)	(1,073,596)	(2,944,270)	(6,621,904)

1,718,661	759,295	810,556	940,571	1,404,693	(707,559)

26	72	1,320	1,763	5,449	16,897
5	—	80	—	1,335	152
(1)	—	(3)	(1)	(5,105)	(15,056)

30	72	1,397	1,762	1,679	1,993

25	—	27	—	19	—

25	—	27	—	19	—

1,617,170	549,226	794,849	851,662	1,145,445	(5,675,920)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued[1]	$9,717,785	$48,847,040
Distributions reinvested	32,240,198	7,782,389
Value of shares redeemed	(45,977,806)	(230,002,765)

Change in net assets from Class A Share transactions	(4,019,823)	(173,373,336)
Class B Shares:
Proceeds from shares issued	—	770
Distributions reinvested	—	4,275
Value of shares redeemed	—	(1,485,282)

Change in net assets from Class B Share transactions[2]	—	(1,480,237)
Class C Shares:
Proceeds from shares issued	4,734,745	9,106,010
Distributions reinvested	21,160,845	3,019,207
Value of shares redeemed	(38,846,928)	(82,332,579)

Change in net assets from Class C Share transactions	(12,951,338)	(70,207,362)
Institutional Shares:
Proceeds from shares issued	109,123,844	247,053,532
Distributions reinvested	84,875,656	17,810,637
Value of shares redeemed	(98,715,164)	(347,435,423)

Change in net assets from Institutional Share transactions	95,284,336	(82,571,254)
Class R Shares:
Proceeds from shares issued	101,709	1,451,626
Distributions reinvested	360,141	54,243
Value of shares redeemed	(973,227)	(119,909)

Change in net assets from Class R Share transactions	(511,377)	1,385,960
Class R6 Shares:
Proceeds from shares issued	502	—

Change in net assets from Class R6 Share transactions	502	—

Change in net assets from capital transactions	$77,802,300	$(326,246,229)

Share Transactions:
Class A Shares:
Issued[1]	468,790	2,573,771
Reinvested	1,599,675	398,999
Redeemed	(2,203,323)	(11,799,496)

Change in Class A Shares	(134,858)	(8,826,726)
Class B Shares:
Issued	—	40
Reinvested	—	226
Redeemed	—	(77,845)

Change in Class B Shares[2]	—	(77,579)
Class C Shares:
Issued	230,682	483,859
Reinvested	1,060,364	156,743
Redeemed	(1,880,849)	(4,278,567)

Change in Class C Shares	(589,803)	(3,637,965)
Institutional Shares:
Issued	5,234,879	12,693,555
Reinvested	4,196,007	907,290
Redeemed	(4,755,346)	(18,052,683)

Change in Institutional Shares	4,675,540	(4,451,838)
Class R Shares:
Issued	4,912	76,183
Reinvested	17,996	2,778
Redeemed	(47,596)	(6,124)

Change in Class R Shares	(24,688)	72,837

Class R6 Shares:
Issued	23	—

Change in Class R6 Shares	23	—

Change in Shares	3,926,214	(16,921,271)

* Commencement of operations was October 3, 2016.

1Includes 4,692 shares and $91,822 for the year ended September 30, 2017, due to the conversion of Class B Shares into Class A Shares for the Sterling Capital Equity Income Fund.

2Class B Shares of the Sterling Capital Equity Income Fund closed effective May 26, 2017.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$280,906	$92,688	$944,035	$4,430,264	$271	$81,511
18,535	5,263	67,890	1,331	3,985	375
(120,462)	(28,072)	(2,044,301)	(812,537)	(13,749)	(6,574)

178,979	69,879	(1,032,376)	3,619,058	(9,493)	75,312

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

2,307	28,100	228,660	1,613,608	—	—
1,747	451	23,727	—	45	—
(38)	(26,807)	(208,671)	(373,570)	—	—

4,016	1,744	43,716	1,240,038	45	—

1,991,553	125,675	231,130	4,607,084	2,183,500	836,470
2,644,718	886,316	97,308	4,026	2,411,974	361,848
(1,194,295)	(3,676,613)	(208,667)	(793,774)	(4,341,787)	(9,641,118)

3,441,976	(2,664,622)	119,771	3,817,336	253,687	(8,442,800)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

500	—	—	—	—	—

500	—	—	—	—	—

$3,625,471	$(2,592,999)	$(868,889)	$8,676,432	$244,239	$(8,367,488)

23,550	8,840	80,123	419,022	4	1,383
1,571	550	5,887	127	59	6
(10,115)	(2,603)	(177,303)	(75,383)	(207)	(106)

15,006	6,787	(91,293)	343,766	(144)	1,283

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

189	2,840	19,516	154,551	—	—
149	47	2,064	—	1	—
(3)	(2,697)	(17,792)	(33,328)	—	—

335	190	3,788	121,223	1	—

160,858	11,739	20,028	453,247	31,575	13,831
224,238	92,711	8,450	384	35,512	6,147
(100,523)	(361,180)	(17,761)	(74,676)	(63,924)	(161,321)

284,573	(256,730)	10,717	378,955	3,163	(141,343)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

40	—	—	—	—	—

40	—	—	—	—	—

299,954	(249,753)	(76,788)	843,944	3,020	(140,060)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$37,135	$202,166
Distributions reinvested	9,475	10,702
Value of shares redeemed	(41,611)	(18,317)

Change in net assets from Class A Share transactions	4,999	194,551
Class C Shares:
Proceeds from shares issued	21,627	45,614
Distributions reinvested	2,123	1,259
Value of shares redeemed	(8,393)	(1,266)

Change in net assets from Class C Share transactions	15,357	45,607
Institutional Shares:
Proceeds from shares issued	4,014,534	13,015,551
Distributions reinvested	3,153,087	6,438,662
Value of shares redeemed	(10,101,880)	(21,235,919)

Change in net assets from Institutional Share transactions	(2,934,259)	(1,781,706)

Change in net assets from capital transactions	$(2,913,903)	$(1,541,548)

Share Transactions:
Class A Shares:
Issued	991	5,445
Reinvested	257	296
Redeemed	(1,118)	(493)

Change in Class A Shares	130	5,248
Class C Shares:
Issued	606	1,239
Reinvested	57	35
Redeemed	(238)	(36)

Change in Class C Shares	425	1,238
Institutional Shares:
Issued	109,964	352,541
Reinvested	85,225	178,417
Redeemed	(282,761)	(572,330)

Change in Institutional Shares	(87,572)	(41,372)

Change in Shares	(87,017)	(34,886)

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$435,545	$394,368	$4,720,240	$2,194,481
44,946	8,601	41,290	64,325
(22,763)	—	(3,225,334)	(3,827,246)

457,728	402,969	1,536,196	(1,568,440)

1,125	65,685	—	—
9,282	3,494	—	—
(4,546)	(39,053)	—	—

5,861	30,126	—	—

227,850,762	172,185,996	1,239,016	10,080,208
82,688,186	45,985,577	254,508	535,956
(145,692,933)	(416,351,352)	(3,205,281)	(30,785,581)

164,846,015	(198,179,779)	(1,711,757)	(20,169,417)

$165,309,604	(197,746,684)	$(175,561)	$(21,737,857)

5,006	4,672	482,802	223,984
526	102	4,233	6,569
(267)	—	(329,903)	(390,838)

5,265	4,774	157,132	(160,285)

13	787	—	—
111	42	—	—
(52)	(461)	—	—

72	368	—	—

2,587,622	2,056,541	126,889	1,029,490
964,732	544,409	26,083	54,733
(1,658,701)	(4,936,706)	(328,228)	(3,143,484)

1,893,653	(2,335,756)	(175,256)	(2,059,261)

1,898,990	(2,330,614)	(18,124)	(2,219,546)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued[1]	$ 70,528	$ 938,772
Distributions reinvested	57,826	126,305
Value of shares redeemed	(943,679)	(2,559,563)
Change in net assets from Class A Share transactions	(815,325)	(1,494,486)
Class B Shares:
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class B Share transactions[2]	—	—
Class C Shares:
Proceeds from shares issued	3,456	254,128
Distributions reinvested	10,504	18,328
Value of shares redeemed	(340,030)	(588,672)
Change in net assets from Class C Share transactions	(326,070)	(316,216)
Institutional Shares:
Proceeds from shares issued	58,928,363	29,138,991
Distributions reinvested	576,594	720,706
Value of shares redeemed	(12,303,718)	(38,782,224)
Change in net assets from Institutional Share transactions	47,201,239	(8,922,527)
Class R Shares:
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R Share transactions	—	—
Class R6 Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R6 Share transactions	—	—
Change in net assets from capital transactions	$ 46,059,844	$(10,733,229)
Share Transactions:
Class A Shares:
Issued[1]	8,209	107,646
Reinvested	6,716	14,490
Redeemed	(109,490)	(293,666)
Change in Class A Shares	(94,565)	(171,530)
Class B Shares:
Reinvested	—	—
Redeemed	—	—
Change in Class B Shares[2]	—	—
Class C Shares:
Issued	401	29,219
Reinvested	1,220	2,103
Redeemed	(39,543)	(67,565)
Change in Class C Shares	(37,922)	(36,243)
Institutional Shares:
Issued	6,869,818	3,343,791
Reinvested	67,141	82,705
Redeemed	(1,427,738)	(4,450,157)
Change in Institutional Shares	5,509,221	(1,023,661)
Class R Shares:
Reinvested	—	—
Redeemed	—	—
Change in Class R Shares	—	—
Class R6 Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R6 Shares	—	—
Change in Shares	5,376,734	(1,231,434)

1Includes 1,325 and 380 shares and $13,207 and $4,018 for the year ended September 30, 2017, due to the conversion of Class B Shares into Class A Shares for the Sterling Capital Intermediate U.S. Government Fund and the Sterling Capital Total Return Bond Fund, respectively.

2Class B Shares of the Sterling Capital Intermediate U.S. Government Fund and the Sterling Capital Total Return Fund closed effective May 26, 2017.

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$18,815	$111,043	$9,746,349	$31,854,988	$52,149	$37,468
64,863	112,816	984,347	1,806,087	8,124	13,500
(577,451)	(1,650,754)	(6,914,384)	(30,480,865)	(51,174)	(115,435)

(493,773)	(1,426,895)	3,816,312	3,180,210	9,099	(64,467)

—	223	—	1,773	—	—
—	(71,823)	—	(354,051)	—	—

—	(71,600)	—	(352,278)	—	—

5,675	53,587	1,333,285	2,182,694	—	—
5,095	8,353	60,983	123,885	737	1,110
(66,020)	(168,791)	(1,236,909)	(2,490,364)	—	(15,719)

(55,250)	(106,851)	157,359	(183,785)	737	(14,609)

949,836	2,646,464	225,754,025	476,910,643	1,447,473	4,062,269
44,743	116,820	9,857,373	15,532,066	617,505	1,031,909
(3,518,843)	(4,622,293)	(128,772,031)	(191,448,091)	(4,494,474)	(7,018,051)

(2,524,264)	(1,859,009)	106,839,367	300,994,618	(2,429,496)	(1,923,873)

—	—	68	136	—	—
—	—	(55)	—	—	—

—	—	13	136	—	—

—	—	30,227,263	—	—	—
—	—	31,203	—	—	—
—	—	(161,854)	—	—	—

—	—	30,096,612	—	—	—

$(3,073,287)	$(3,464,355)	$140,909,663	$303,638,901	$(2,419,660)	$(2,002,949)

1,923	11,119	928,898	3,017,726	5,122	3,678
6,656	11,321	93,931	171,241	804	1,326
(58,849)	(165,854)	(659,270)	(2,887,533)	(5,078)	(11,275)

(50,270)	(143,414)	363,559	301,434	848	(6,271)

—	22	—	168	—	—
—	(7,202)	—	(33,676)	—	—

—	(7,180)	—	(33,508)	—	—

580	5,375	126,531	206,244	—	—
524	840	5,810	11,728	73	109
(6,716)	(16,938)	(117,454)	(235,936)	—	(1,535)

(5,612)	(10,723)	14,887	(17,964)	73	(1,426)

97,381	265,519	21,539,160	45,239,726	144,136	399,391
4,584	11,712	939,916	1,471,267	61,147	101,294
(359,157)	(463,995)	(12,320,340)	(18,184,131)	(444,976)	(688,868)

(257,192)	(186,764)	10,158,736	28,526,862	(239,693)	(188,183)

—	—	6	13	—	—
—	—	(5)	—	—	—

—	—	1	13	—	—

—	—	2,928,296	—	—	—
—	—	3,012	—	—	—
—	—	(15,663)	—	—	—

—	—	2,915,645	—	—	—

(313,074)	(348,081)	13,452,828	28,776,837	(238,772)	(195,880)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$373	$17,906
Distributions reinvested	882	3,533
Value of shares redeemed	(26,328)	(301,975)

Change in net assets from Class A Share transactions	(25,073)	(280,536)
Class C Shares:
Proceeds from shares issued	6	—
Distributions reinvested	301	614
Value of shares redeemed	(191)	(6,227)

Change in net assets from Class C Share transactions	116	(5,613)
Institutional Shares:
Proceeds from shares issued	219,471	2,113,567
Distributions reinvested	526,870	1,137,751
Value of shares redeemed	(2,952,484)	(9,399,975)

Change in net assets from Institutional Share transactions	(2,206,143)	(6,148,657)

Change in net assets from capital transactions	$(2,231,100)	$(6,434,806)

Share Transactions:
Class A Shares:
Issued	38	1,816
Reinvested	90	356
Redeemed	(2,649)	(30,041)

Change in Class A Shares	(2,521)	(27,869)
Class C Shares:
Issued	1	—
Reinvested	31	62
Redeemed	(20)	(633)

Change in Class C Shares	12	(571)
Institutional Shares:
Issued	22,456	213,092
Reinvested	53,559	114,458
Redeemed	(300,806)	(943,751)

Change in Institutional Shares	(224,791)	(616,201)

Change in Shares	(227,300)	(644,641)

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$10,405	$77,209	$2,591	$104,097	$1,727,779	$2,670,602
49,462	124,254	70,797	114,904	414,857	951,142
(131,261)	(331,819)	(267,824)	(762,604)	(5,615,311)	(8,946,496)

(71,394)	(130,356)	(194,436)	(543,603)	(3,472,675)	(5,324,752)

—	1,533	47,425	53,854	697,024	353,532
15	61	7,539	13,100	30,688	78,171
—	(19,711)	(24,180)	(221,816)	(1,385,544)	(1,778,404)

15	(18,117)	30,784	(154,862)	(657,832)	(1,346,701)

1,055,994	2,541,134	437,450	2,861,004	11,627,527	33,197,391
10,061	37,709	49,402	178,778	426,097	1,095,218
(459,544)	(2,831,882)	(1,393,886)	(10,010,298)	(15,642,882)	(46,819,166)

606,511	(253,039)	(907,034)	(6,970,516)	(3,589,258)	(12,526,557)

$535,132	$(401,512)	$(1,070,686)	$(7,668,981)	$(7,719,765)	$(19,198,010)

1,029	7,295	240	9,394	161,570	248,011
4,890	12,177	6,525	10,525	39,027	88,591
(13,122)	(32,517)	(24,585)	(70,107)	(525,893)	(833,304)

(7,203)	(13,045)	(17,820)	(50,188)	(325,296)	(496,702)

—	148	4,318	4,877	65,274	32,852
2	6	694	1,199	2,888	7,295
—	(1,906)	(2,228)	(20,135)	(130,242)	(165,600)

2	(1,752)	2,784	(14,059)	(62,080)	(125,453)

104,884	247,367	39,937	260,773	1,090,549	3,099,533
996	3,698	4,547	16,336	40,091	102,014
(45,579)	(275,956)	(128,369)	(911,570)	(1,466,405)	(4,363,035)

60,301	(24,891)	(83,885)	(634,461)	(335,765)	(1,161,488)

53,100	(39,688)	(98,921)	(698,708)	(723,141)	(1,783,643)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,097,690	$648,471
Distributions reinvested	140,089	266,413
Value of shares redeemed	(1,481,284)	(3,424,373)

Change in net assets from Class A Share transactions	(243,505)	(2,509,489)
Class C Shares:
Proceeds from shares issued	9,569	375,128
Distributions reinvested	7,660	16,331
Value of shares redeemed	(131,459)	(723,675)

Change in net assets from Class C Share transactions	(114,230)	(332,216)
Institutional Shares:
Proceeds from shares issued	9,097,416	16,394,614
Distributions reinvested	194,673	345,285
Value of shares redeemed	(8,866,229)	(18,360,026)

Change in net assets from Institutional Share transactions	425,860	(1,620,127)

Change in net assets from capital transactions	$68,125	$(4,461,832)

Share Transactions:
Class A Shares:
Issued	99,539	58,854
Reinvested	12,793	24,130
Redeemed	(134,990)	(310,299)

Change in Class A Shares	(22,658)	(227,315)
Class C Shares:
Issued	868	34,231
Reinvested	700	1,480
Redeemed	(12,073)	(65,819)

Change in Class C Shares	(10,505)	(30,108)
Institutional Shares:
Issued	832,740	1,498,678
Reinvested	17,895	31,477
Redeemed	(813,960)	(1,684,343)

Change in Institutional Shares	36,675	(154,188)

Change in Shares	3,512	(411,611)

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$118,530	$528,328	$276,134	$720,477
215,971	680,708	308,954	687,934
(4,335,440)	(7,343,890)	(2,253,618)	(8,091,281)

(4,000,939)	(6,134,854)	(1,668,530)	(6,682,870)

993	16,637	356	10,000
5,125	18,579	5,823	11,695
(65,108)	(233,626)	(11,547)	(81,644)

(58,990)	(198,410)	(5,368)	(59,949)

4,231,290	16,571,968	3,798,434	10,716,379
98,339	449,673	83,468	312,834
(8,130,905)	(27,585,076)	(4,267,341)	(14,199,818)

(3,801,276)	(10,563,435)	(385,439)	(3,170,605)

$(7,861,205)	$(16,896,699)	$(2,059,337)	$(9,913,424)

10,263	44,688	27,577	71,330
18,617	58,264	31,200	68,957
(373,310)	(626,811)	(227,961)	(812,178)

(344,430)	(523,859)	(169,184)	(671,891)

85	1,425	36	978
442	1,593	587	1,173
(5,589)	(19,991)	(1,176)	(8,105)

(5,062)	(16,973)	(553)	(5,954)

364,608	1,420,477	381,752	1,069,141
8,482	38,531	8,411	31,393
(702,454)	(2,364,171)	(429,802)	(1,419,137)

(329,364)	(905,163)	(39,639)	(318,603)

(678,856)	(1,445,995)	(209,376)	(996,448)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued[1]	$244,262	$1,747,062
Distributions reinvested	262,036	508,624
Value of shares redeemed	(1,726,177)	(2,587,858)

Change in net assets from Class A Share transactions	(1,219,879)	(332,172)
Class B Shares:
Distributions reinvested	—	2,230
Value of shares redeemed	—	(224,406)

Change in net assets from Class B Share transactions[2]	—	(222,176)
Class C Shares:
Proceeds from shares issued	4,825	436,323
Distributions reinvested	17,397	25,726
Value of shares redeemed	(43,983)	(458,425)

Change in net assets from Class C Share transactions	(21,761)	3,624
Institutional Shares:
Proceeds from shares issued	2,723,999	2,563,776
Distributions reinvested	152,109	593,471
Value of shares redeemed	(1,664,427)	(21,326,072)

Change in net assets from Institutional Share transactions	1,211,681	(18,168,825)

Change in net assets from capital transactions	$(29,959)	$(18,719,549)

Share Transactions:
Class A Shares:
Issued[1]	22,580	163,312
Reinvested	24,276	47,637
Redeemed	(159,715)	(241,353)

Change in Class A Shares	(112,859)	(30,404)
Class B Shares:
Reinvested	—	211
Redeemed	—	(20,951)

Change in Class B Shares[2]	—	(20,740)
Class C Shares:
Issued	446	41,109
Reinvested	1,625	2,430
Redeemed	(4,090)	(43,317)

Change in Class C Shares	(2,019)	222
Institutional Shares:
Issued	247,543	235,780
Reinvested	13,917	55,329
Redeemed	(153,950)	(1,967,676)

Change in Institutional Shares	107,510	(1,676,567)

Change in Shares	(7,368)	(1,727,489)

[1]Includes 4,169, 1,478, 992 shares and $45,151, $16,779, $11,136, for the year ended September 30, 2017, due to the conversion of Class B Shares into Class A Shares for the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund, and the Sterling Capital Strategic Allocation Growth Fund, respectively.

[2]Class B Shares of the Funds closed effective May 26, 2017.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

$307,578	$773,282	$157,693	$770,418
496,090	420,490	395,024	231,090
(2,096,737)	(5,819,188)	(1,583,582)	(2,782,419)

(1,293,069)	(4,625,416)	(1,030,865)	(1,780,911)

—	1,247	—	931
—	(267,509)	—	(340,392)

—	(266,262)	—	(339,461)

3,372	100,614	16,395	32,456
10,123	5,294	5,540	2,396
(75,435)	(133,952)	(19,626)	(112,371)

(61,940)	(28,044)	2,309	(77,519)

28	50,806	14,638	37,599
2,014	2,003	13,274	9,485
(2,407)	(33,247)	(7,352)	(165,201)

(365)	19,562	20,560	(118,117)

$(1,355,374)	$(4,900,160)	$(1,007,996)	$(2,316,008)

25,209	69,675	12,985	70,463
41,080	37,993	32,483	21,422
(173,600)	(523,782)	(129,587)	(253,617)

(107,311)	(416,114)	(84,119)	(161,732)

—	118	—	91
—	(24,586)	—	(32,351)

—	(24,468)	—	(32,260)

283	8,871	1,391	3,094
854	498	472	235
(6,347)	(11,935)	(1,675)	(10,723)

(5,210)	(2,566)	188	(7,394)

3	4,673	1,207	3,411
166	179	1,089	873
(197)	(2,919)	(593)	(14,966)

(28)	1,933	1,703	(10,682)

(112,549)	(441,215)	(82,228)	(212,068)

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.71	0.14	0.86	1.00	(0.25)	(0.19)	(0.44)
Year Ended September 30, 2017	$17.68	0.36	2.97	3.33	(0.30)	(0.19)	(0.30)
Year Ended September 30, 2016	$16.53	0.27	1.15	1.42	(0.27)	—	(0.27)
Year Ended September 30, 2015	$17.24	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$14.16	0.18	3.06	3.24	(0.16)	—	(0.16)
Year Ended September 30, 2013	$12.80	0.13	1.36	1.49	(0.13)	—	(0.13)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$18.72	(0.02)	0.84	0.82	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.71	(0.02)	2.56	2.54	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.97	0.02	2.06	2.08	—	(3.34)	(3.34)
Year Ended September 30, 2015	$19.33	0.06	(0.14)	(0.08)	(0.11)	(1.17)	(1.28)
Year Ended September 30, 2014	$18.78	0.05	1.76	1.81	(0.06)	(1.20)	(1.26)
Year Ended September 30, 2013	$14.28	0.13	4.47	4.60	(0.10)	—	(0.10)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$18.39	0.07	0.02	0.09	(0.12)	(0.65)	(0.77)
Year Ended September 30, 2017	$15.19	0.12	3.17	3.29	(0.09)	—	(0.09)
Year Ended September 30, 2016	$14.04	0.18	1.15	1.33	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2015	$14.34	0.18	0.16	0.34	(0.20)	(0.44)	(0.64)
Year Ended September 30, 2014	$15.25	0.11	0.93	1.04	(0.08)	(1.87)	(1.95)
Year Ended September 30, 2013	$12.01	0.05	3.37	3.42	(0.03)	(0.15)	(0.18)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$24.51	0.02	1.34	1.36	(0.14)	(1.94)	(2.08)
Year Ended September 30, 2017	$21.53	0.02	3.37	3.39	—	(0.41)	(0.41)
Year Ended September 30, 2016	$22.96	—	1.88	1.88	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.33	(0.06)	0.89	0.83	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.38	(0.02)	4.26	4.24	(0.01)	(2.28)	(2.29)
Year Ended September 30, 2013	$18.51	0.05 (e)	3.78	3.83	(0.01)	(0.95)	(0.96)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.84	0.15	0.69	0.84	(0.15)	(1.95)	(2.10)
Year Ended September 30, 2017	$18.30	0.34	2.59	2.93	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2016	$17.35	0.31	2.05	2.36	(0.31)	(1.10)	(1.41)
Year Ended September 30, 2015	$18.94	0.31	(1.06)	(0.75)	(0.33)	(0.51)	(0.84)
Year Ended September 30, 2014	$18.14	0.34	1.40	1.74	(0.31)	(0.63)	(0.94)
Year Ended September 30, 2013	$16.03	0.29	2.23	2.52	(0.25)	(0.16)	(0.41)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.56%.

(e)

Net investment income per share reflects a special dividend, which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.19% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.27	4.83%		$33,266	0.88%	1.29%		0.88%	50.97%
$20.71	18.94%		$33,358	0.89%	1.87%		0.89%	144.85%
$17.68	8.66%		$30,159	1.01%	1.58%		1.15%	145.53%
$16.53	(2.81)%		$31,079	1.06%	1.25%		1.16%	135.05%
$17.24	22.96%		$34,395	1.06%	1.09%		1.16%	113.75%
$14.16	11.72	%(d)	$28,682	1.09%	0.97%		1.19%	164.27%

$18.70	4.42%		$31,584	1.16%	(0.22)%		1.16%	19.80%
$18.72	15.42%		$33,503	1.15%	(0.09)%		1.15%	24.83%
$16.71	13.07%		$31,625	1.18%	0.15%		1.18%	25.45%
$17.97	(0.69)%		$34,792	1.19%	0.29%		1.19%	30.61%
$19.33	9.91%		$41,403	1.18%	0.26%		1.18%	27.30%
$18.78	32.36%		$36,094	1.17%	0.79%		1.17%	34.03%

$17.71	0.36%		$8,647	1.04%	0.71%		1.04%	45.86%
$18.39	21.65%		$9,281	1.05%	0.72%		1.10%	109.05%
$15.19	9.52%		$8,714	1.13%	1.29%		1.21%	120.42%
$14.04	2.20%		$13,261	1.25%	1.18%		1.25%	101.99%
$14.34	7.09%		$9,681	1.24%	0.74%		1.24%	68.50%
$15.25	28.74%		$8,813	1.29%	0.36%		1.29%	176.62%

$23.79	5.70%		$328,638	1.12%	0.12%		1.12%	8.38%
$24.51	15.97%		$343,873	1.12%	0.07%		1.12%	18.92%
$21.53	8.57%		$351,467	1.17%	0.02%		1.22%	27.32%
$22.96	3.75%		$264,294	1.22%	(0.25)%		1.22%	26.98%
$23.33	21.71%		$364,368	1.21%	(0.11)%		1.21%	32.35%
$21.38	21.59%		$269,300	1.24%	0.27	%(e)	1.24%	53.76%

$19.58	3.81%		$324,724	1.02%	1.48%		1.02%	15.43%
$20.84	16.19%		$348,427	1.03%	1.78%		1.03%	16.93%
$18.30	14.50%		$467,470	1.21%	1.78%		1.21%	20.64%
$17.35	(4.16)%		$478,393	1.21%	1.66%		1.21%	27.53%
$18.94	9.76%		$714,457	1.20%	1.79%		1.20%	16.13%
$18.14	16.02%		$690,106	1.20%	1.69%		1.20%	30.56%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.75	0.10	0.16	0.26	(0.32)	(0.11)	(0.43)
Year Ended September 30, 2017	$9.68	0.25	1.96	2.21	(0.14)	—	(0.14)
Year Ended September 30, 2016	$9.22	0.21	0.46	0.67	(0.21)	—	(0.21)
November 28, 2014 to September 30, 2015(d)	$10.00	0.18	(0.94)	(0.76)	(0.02)	—	(0.02)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.75	(0.03)	(0.21)	(0.24)	(0.06)	(0.18)	(0.24)
October 3, 2016 to September 30, 2017(d)	$10.00	— (e)	1.76	1.76	(0.01)	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$66.23	0.02	2.38	2.40	(0.15)	(2.29)	(2.44)
Year Ended September 30, 2017	$55.87	0.02	10.65	10.67	(0.04)	(0.27)	(0.31)
Period Ended September 30, 2016	$52.55	(0.02)	3.34	3.32	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	0.05	0.44	0.49	(0.13)	(1.78)	(1.91)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2018 (Unaudited)	$37.04	0.21	(1.27)	(1.06)	(0.11)	(1.22)	(1.33)
Year Ended September 30, 2017	$39.67	0.75	(0.54)	0.21	(1.09)	(1.75)	(2.84)
Period Ended September 30, 2016	$36.00	0.57	3.58	4.15	(0.48)	—	(0.48)
November 16, 2015 to December 31, 2015(d)	$34.90	0.15	1.42	1.57	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$89.91	(0.03)	1.95	1.92	(0.10)	(7.69)	(7.79)
Year Ended September 30, 2017	$78.34	— (e)	15.72	15.72	(0.05)	(4.10)	(4.15)
Period Ended September 30, 2016	$69.90	(0.02)	8.46	8.44	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	0.05	(0.81)	(0.76)	(0.05)	(1.00)	(1.05)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.79	0.05	(0.04)	0.01	(0.07)	—	(0.07)
Year Ended September 30, 2017	$9.82	0.07	0.03	0.10	(0.13)	—	(0.13)
Year Ended September 30, 2016	$9.87	0.07	0.03	0.10	(0.15)	—	(0.15)
Year Ended September 30, 2015	$9.94	0.04	(0.02)	0.02	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.98	0.05	(0.03)	0.02	(0.06)	—	(0.06)
November 30, 2012 to September 30, 2013(d)	$10.00	0.03	(0.02)	0.01	(0.03)	—	(0.03)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.58	2.14%	$676	0.90%	1.65%	1.10%	47.98%
$11.75	23.19%	$510	0.93%	2.38%	1.19%	91.65%
$9.68	7.24%	$354	1.05%	2.26%	1.36%	125.35%
$9.22	(7.57)%	$531	1.28%	2.16%	1.44%	133.50%

$11.27	(2.10)%	$2,845	1.04%	(0.54)%	1.28%	27.59%
$11.75	17.59%	$4,038	1.04%	(0.03)%	1.66%	37.97%

$66.19	3.55%	$98	1.18%	0.07%	1.18%	3.34%
$66.23	19.16%	$108	1.16%	0.03%	1.16%	12.19%
$55.87	6.32%	$19	1.20%	(0.04)%	1.22%	11.16%
$52.55	1.00%	$1	0.91%	0.72%	0.91%	19.28%

$34.65	(3.08)%	$287	1.06%	1.18%	1.06%	2.29%
$37.04	0.90%	$302	1.04%	2.03%	1.05%	13.52%
$39.67	11.50%	$115	1.08%	1.93%	1.11%	18.43%
$36.00	4.54%	$1	0.86%	3.30%	0.86%	15.47%

$84.04	2.02%	$937	1.29%	(0.07)%	1.31%	10.05%
$89.91	20.43%	$529	1.31%	0.01%	1.31%	7.04%
$78.34	12.07%	$87	1.33%	(0.04)%	1.33%	3.42%
$69.90	(1.03)%	$1	1.33%	0.58%	1.33%	6.33%

$9.73	0.09%	$6,167	0.66%	1.00%	0.76%	34.34%
$9.79	1.00%	$4,663	0.68%	0.71%	0.78%	59.57%
$9.82	0.99%	$6,250	0.71%	0.72%	0.80%	43.02%
$9.87	0.25%	$8,295	0.78%	0.43%	0.80%	66.19%
$9.94	0.21%	$11,184	0.73%	0.51%	0.73%	79.98%
$9.98	0.15%	$13,526	0.73%	0.41%	0.73%	55.18%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$8.69	0.07	(0.11)	(0.04)	(0.11)	—	—		(0.11)
Year Ended September 30, 2017	$8.81	0.10	(0.01)	0.09	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$8.86	0.10	0.07	0.17	(0.22)	—	—		(0.22)
Year Ended September 30, 2015	$9.07	0.10	(0.05)	0.05	(0.26)	—	—		(0.26)
Year Ended September 30, 2014	$9.24	0.14	(0.04)	0.10	(0.27)	—	—		(0.27)
Year Ended September 30, 2013	$9.47	0.17	(0.10)	0.07	(0.30)	—	—		(0.30)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.91	0.08	(0.20)	(0.12)	(0.13)	—	—		(0.13)
Year Ended September 30, 2017	$10.24	0.15	(0.27)	(0.12)	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$10.18	0.13	0.11	0.24	(0.18)	—	—		(0.18)
Year Ended September 30, 2015	$10.19	0.13	0.05	0.18	(0.19)	—	—		(0.19)
Year Ended September 30, 2014	$10.29	0.14	0.09	0.23	(0.33)	—	—		(0.33)
Year Ended September 30, 2013	$10.86	0.16	(0.43)	(0.27)	(0.30)	—	—		(0.30)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.59	0.12	(0.21)	(0.09)	(0.15)	—	—		(0.15)
Year Ended September 30, 2017	$10.81	0.23	(0.15)	0.08	(0.30)	—	—		(0.30)
Year Ended September 30, 2016	$10.53	0.26	0.34	0.60	(0.32)	—	—		(0.32)
Year Ended September 30, 2015	$10.66	0.28	(0.06)	0.22	(0.35)	—	—		(0.35)
Year Ended September 30, 2014	$10.52	0.31	0.21	0.52	(0.37)	(0.01)	—		(0.38)
Year Ended September 30, 2013	$11.15	0.29	(0.46)	(0.17)	(0.38)	(0.08)	—		(0.46)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.25	0.15	(0.27)	(0.12)	(0.15)	(0.07)	—		(0.22)
Year Ended September 30, 2017	$10.37	0.29	(0.08)	0.21	(0.29)	(0.04)	—		(0.33)
Year Ended September 30, 2016	$10.10	0.28	0.27	0.55	(0.28)	—	—		(0.28)
Year Ended September 30, 2015	$10.25	0.29	(0.14)	0.15	(0.29)	(0.01)	—	(d)	(0.30)
Year Ended September 30, 2014	$10.15	0.31	0.20	0.51	(0.31)	(0.10)	—		(0.41)
February 1, 2013 to September 30, 2013(e)	$10.53	0.22	(0.38)	(0.16)	(0.22)	—	—		(0.22)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.94	0.11	(0.18)	(0.07)	(0.13)	—	—		(0.13)
Year Ended September 30, 2017	$10.10	0.21	(0.12)	0.09	(0.25)	—	—		(0.25)
Year Ended September 30, 2016	$9.98	0.19	0.16	0.35	(0.23)	—	—		(0.23)
Year Ended September 30, 2015	$9.90	0.20	0.13	0.33	(0.25)	—	—		(0.25)
Year Ended September 30, 2014	$9.85	0.22	0.11	0.33	(0.28)	—	—		(0.28)
February 1, 2013 to September 30, 2013(e)	$10.16	0.11	(0.21)	(0.10)	(0.21)	—	—		(0.21)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.27	0.10	(0.26)	(0.16)	(0.10)	(0.03)	—		(0.13)
Year Ended September 30, 2017	$10.64	0.21	(0.23)	(0.02)	(0.21)	(0.14)	—		(0.35)
Year Ended September 30, 2016	$10.62	0.24	0.15	0.39	(0.24)	(0.13)	—		(0.37)
Year Ended September 30, 2015	$10.86	0.25	(0.06)	0.19	(0.25)	(0.18)	—		(0.43)
Year Ended September 30, 2014	$10.67	0.27	0.18	0.45	(0.26)	—	—		(0.26)
Year Ended September 30, 2013	$11.17	0.24	(0.44)	(0.20)	(0.24)	(0.06)	—		(0.30)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.02	0.10	(0.26)	(0.16)	(0.10)	(0.06)	—		(0.16)
Year Ended September 30, 2017	$11.31	0.21	(0.21)	—	(0.21)	(0.08)	—		(0.29)
Year Ended September 30, 2016	$11.17	0.20	0.21	0.41	(0.20)	(0.07)	—		(0.27)
Year Ended September 30, 2015	$11.23	0.20	— (d)	0.20	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2014	$10.96	0.19	0.27	0.46	(0.19)	—	—		(0.19)
Year Ended September 30, 2013	$11.56	0.19	(0.45)	(0.26)	(0.19)	(0.15)	—		(0.34)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.54	(0.49)%	$4,840	0.70%	1.55%	0.80%	44.49%
$8.69	1.02%	$5,746	0.70%	1.11%	0.80%	78.77%
$8.81	1.98%	$7,332	0.74%	1.09%	0.81%	54.68%
$8.86	0.56%	$8,075	0.79%	1.17%	0.81%	55.74%
$9.07	1.13%	$10,468	0.76%	1.48%	0.80%	56.10%
$9.24	0.72%	$13,812	0.77%	1.83%	0.81%	56.09%

$9.66	(1.20)%	$4,796	0.90%	1.71%	0.90%	7.67%
$9.91	(1.20)%	$5,418	0.87%	1.54%	0.91%	32.44%
$10.24	2.37%	$7,066	0.85%	1.24%	0.97%	49.39%
$10.18	1.81%	$7,625	0.91%	1.29%	0.98%	62.02%
$10.19	2.23%	$8,778	0.93%	1.41%	0.93%	35.74%
$10.29	(2.54)%	$10,172	0.93%	1.50%	0.93%	66.16%

$10.35	(0.90)%	$74,177	0.71%	2.35%	0.81%	22.73%
$10.59	0.75%	$72,030	0.72%	2.13%	0.82%	64.07%
$10.81	5.84%	$70,257	0.74%	2.42%	0.84%	65.47%
$10.53	2.04%	$47,782	0.73%	2.63%	0.83%	41.37%
$10.66	5.03%	$38,929	0.81%	2.90%	0.83%	75.21%
$10.52	(1.51)%	$42,774	0.82%	2.68%	0.84%	149.09%

$9.91	(1.27)%	$368	0.88%	2.91%	0.88%	25.92%
$10.25	2.07%	$372	0.88%	2.84%	0.88%	78.79%
$10.37	5.55%	$441	0.89%	2.77%	0.89%	83.88%
$10.10	1.51%	$348	0.88%	2.87%	0.88%	33.94%
$10.25	5.16%	$269	0.86%	3.04%	0.86%	105.03%
$10.15	(1.54)%	$160	0.85%	3.21%	0.85%	99.48%

$9.74	(0.74)%	$68	0.83%	2.31%	0.87%	10.78%
$9.94	0.89%	$94	0.85%	2.06%	0.89%	34.72%
$10.10	3.60%	$377	0.84%	1.89%	0.88%	43.63%
$9.98	3.39%	$124	0.84%	2.01%	0.88%	19.85%
$9.90	3.38%	$87	0.85%	2.20%	0.88%	98.34%
$9.85	(1.00)%	$38	0.90%	1.71%	0.90%	193.21%

$9.98	(1.59)%	$3,885	0.93%	1.98%	0.93%	10.17%
$10.27	(0.19)%	$4,072	0.93%	2.01%	0.96%	17.93%
$10.64	3.69%	$4,358	0.91%	2.25%	1.02%	16.44%
$10.62	1.80%	$4,532	0.95%	2.37%	1.04%	17.34%
$10.86	4.31%	$4,615	0.97%	2.47%	0.97%	11.13%
$10.67	(1.83)%	$5,849	0.96%	2.21%	0.96%	22.05%

$10.70	(1.41)%	$5,456	0.87%	1.91%	0.87%	17.10%
$11.02	0.00%	$5,818	0.86%	1.88%	0.90%	5.89%
$11.31	3.71%	$6,537	0.86%	1.75%	0.96%	14.36%
$11.17	1.79%	$6,865	0.90%	1.82%	0.96%	18.38%
$11.23	4.26%	$6,763	0.94%	1.74%	0.94%	19.90%
$10.96	(2.31)%	$8,036	0.95%	1.70%	0.95%	70.60%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Net Asset Value, Beginning of Period		Investment Activities			Distributions
		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions

Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.78	0.12	(0.25)	(0.13)	(0.12)	—	(0.12)
Year Ended September 30, 2017	$11.08	0.23	(0.27)	(0.04)	(0.22)	(0.04)	(0.26)
Year Ended September 30, 2016	$10.97	0.23	0.17	0.40	(0.23)	(0.06)	(0.29)
Year Ended September 30, 2015	$10.98	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.74	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended September 30, 2013	$11.36	0.25	(0.54)	(0.29)	(0.25)	(0.08)	(0.33)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.10	0.10	(0.25)	(0.15)	(0.10)	—	(0.10)
Year Ended September 30, 2017	$11.30	0.20	(0.20)	—	(0.20)	—	(0.20)
Year Ended September 30, 2016	$11.14	0.20	0.20	0.40	(0.20)	(0.04)	(0.24)
Year Ended September 30, 2015	$11.14	0.21	0.02	0.23	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2014	$10.85	0.22	0.29	0.51	(0.22)	—	(0.22)
Year Ended September 30, 2013	$11.36	0.21	(0.43)	(0.22)	(0.21)	(0.08)	(0.29)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.76	0.11	(0.27)	(0.16)	(0.11)	—	(0.11)
Year Ended September 30, 2017	$12.13	0.23	(0.28)	(0.05)	(0.23)	(0.09)	(0.32)
Year Ended September 30, 2016	$11.98	0.24	0.19	0.43	(0.24)	(0.04)	(0.28)
Year Ended September 30, 2015	$12.06	0.25	(0.01)	0.24	(0.25)	(0.07)	(0.32)
Year Ended September 30, 2014	$11.79	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended September 30, 2013	$12.45	0.24	(0.56)	(0.32)	(0.24)	(0.10)	(0.34)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.04	0.10	(0.23)	(0.13)	(0.10)	(0.01)	(0.11)
Year Ended September 30, 2017	$10.27	0.21	(0.18)	0.03	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2016	$10.14	0.21	0.18	0.39	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2015	$10.16	0.21	0.01	0.22	(0.21)	(0.03)	(0.24)
Year Ended September 30, 2014	$9.90	0.21	0.26	0.47	(0.21)	—	(0.21)
Year Ended September 30, 2013	$10.51	0.22	(0.49)	(0.27)	(0.22)	(0.12)	(0.34)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$10.79	0.12	(0.16)	(0.04)	(0.20)	—	(0.20)
Year Ended September 30, 2017	$10.82	0.41	(0.03)	0.38	(0.41)	—	(0.41)
Year Ended September 30, 2016	$10.21	0.33	0.65	0.98	(0.37)	—	(0.37)
Year Ended September 30, 2015	$10.59	0.26	(0.40)	(0.14)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$9.95	0.22	0.65	0.87	(0.23)	—	(0.23)
Year Ended September 30, 2013	$9.68	0.22	0.28	0.50	(0.23)	—	(0.23)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.89	0.17	0.04	0.21	(0.20)	—	(0.20)
Year Ended September 30, 2017	$10.82	0.15	1.08	1.23	(0.16)	—	(0.16)
Year Ended September 30, 2016	$10.31	0.17	0.55	0.72	(0.21)	—	(0.21)
Year Ended September 30, 2015	$10.66	0.13	(0.33)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2014	$9.77	0.17	0.90	1.07	(0.18)	—	(0.18)
Year Ended September 30, 2013	$9.13	0.16	0.65	0.81	(0.17)	—	(0.17)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.90	0.17	0.12	0.29	(0.21)	—	(0.21)
Year Ended September 30, 2017	$10.53	0.11	1.38	1.49	(0.12)	—	(0.12)
Year Ended September 30, 2016	$9.99	0.14	0.57	0.71	(0.17)	—	(0.17)
Year Ended September 30, 2015	$10.39	0.07	(0.37)	(0.30)	(0.10)	—	(0.10)
Year Ended September 30, 2014	$9.35	0.12	1.06	1.18	(0.14)	—	(0.14)
Year Ended September 30, 2013	$8.47	0.11	0.89	1.00	(0.12)	—	(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.53	(1.24)%	$40,890	0.79%	2.21%	0.79%	17.84%
$10.78	(0.31)%	$45,357	0.79%	2.09%	0.83%	25.92%
$11.08	3.69%	$52,130	0.80%	2.08%	0.90%	10.05%
$10.97	2.28%	$45,940	0.84%	2.19%	0.91%	16.80%
$10.98	4.55%	$48,426	0.91%	2.25%	0.91%	11.67%
$10.74	(2.63)%	$55,416	0.92%	2.23%	0.92%	22.38%

$10.85	(1.34)%	$15,228	0.80%	1.85%	0.80%	15.42%
$11.10	0.01%	$15,832	0.81%	1.78%	0.84%	31.17%
$11.30	3.59%	$18,683	0.82%	1.78%	0.92%	2.69%
$11.14	2.11%	$16,802	0.86%	1.93%	0.93%	12.53%
$11.14	4.76%	$17,748	0.93%	2.02%	0.93%	15.51%
$10.85	(1.93)%	$21,569	0.94%	1.92%	0.94%	35.38%

$11.49	(1.34)%	$22,886	0.80%	1.94%	0.80%	13.96%
$11.76	(0.39)%	$27,481	0.80%	1.93%	0.84%	23.25%
$12.13	3.65%	$34,691	0.81%	1.99%	0.91%	16.18%
$11.98	1.98%	$36,672	0.85%	2.08%	0.92%	16.01%
$12.06	4.39%	$41,130	0.91%	2.04%	0.91%	20.48%
$11.79	(2.60)%	$46,616	0.93%	1.98%	0.93%	40.00%

$9.80	(1.24)%	$27,755	0.80%	2.11%	0.80%	9.74%
$10.04	0.28%	$30,134	0.81%	2.08%	0.85%	21.00%
$10.27	3.92%	$37,720	0.82%	2.05%	0.92%	11.31%
$10.14	2.19%	$35,279	0.85%	2.12%	0.92%	10.34%
$10.16	4.82%	$35,190	0.91%	2.14%	0.91%	21.09%
$9.90	(2.65)%	$37,266	0.93%	2.13%	0.93%	22.18%

$10.55	(0.38)%	$13,241	0.79%	2.18%	0.79%	26.53%
$10.79	3.57%	$14,754	0.77%	3.84%	0.77%	43.86%
$10.82	9.87%	$15,126	0.64%	3.17%	0.72%	67.18%
$10.21	(1.40)%	$14,321	0.45%	2.45%	0.70%	126.46%
$10.59	8.81%	$15,589	0.45%	2.11%	0.70%	8.67%
$9.95	5.25%	$14,381	0.54%	2.18%	0.69%	60.51%

$11.90	1.77%	$28,933	0.41%	2.74%	0.66%	13.85%
$11.89	11.46%	$30,181	0.42%	1.37%	0.67%	0.80%
$10.82	7.02%	$31,951	0.40%	1.65%	0.65%	5.19%
$10.31	(1.92)%	$34,047	0.40%	1.16%	0.65%	49.24%
$10.66	11.05%	$35,437	0.39%	1.64%	0.64%	5.70%
$9.77	8.95%	$30,638	0.51%	1.70%	0.66%	81.00%

$11.98	2.43%	$21,974	0.43%	2.76%	0.68%	16.50%
$11.90	14.24%	$22,836	0.44%	1.04%	0.69%	1.92%
$10.53	7.22%	$21,912	0.43%	1.34%	0.68%	5.95%
$9.99	(2.93)%	$22,848	0.42%	0.69%	0.67%	58.40%
$10.39	12.65%	$23,709	0.41%	1.23%	0.66%	8.60%
$9.35	11.89%	$21,833	0.52%	1.24%	0.68%	96.94%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
Net Asset Value, Beginning of Period		Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.13	0.06		0.84	0.90	(0.18)	(0.19)	(0.37)
Year Ended September 30, 2017	$17.20	0.21		2.87	3.08	(0.15)	—	(0.15)
Year Ended September 30, 2016	$16.09	0.14		1.12	1.26	(0.15)	—	(0.15)
Year Ended September 30, 2015	$16.79	0.09		(0.67)	(0.58)	(0.12)	—	(0.12)
Year Ended September 30, 2014	$13.81	0.05		3.00	3.05	(0.07)	—	(0.07)
Year Ended September 30, 2013	$12.49	0.03		1.32	1.35	(0.03)	—	(0.03)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$16.76	(0.08)		0.74	0.66	—	(0.84)	(0.84)
Year Ended September 30, 2017	$15.12	(0.14)		2.31	2.17	—	(0.53)	(0.53)
Year Ended September 30, 2016	$16.67	(0.09)		1.88	1.79	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.06	(0.08)		(0.13)	(0.21)	(0.01)	(1.17)	(1.18)
Year Ended September 30, 2014	$17.72	(0.07)		1.63	1.56	(0.02)	(1.20)	(1.22)
Year Ended September 30, 2013	$13.51	0.01		4.23	4.24	(0.03)	—	(0.03)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$17.69	—	(e)	0.01	0.01	(0.65)	—	(0.65)
Year Ended September 30, 2017	$14.70	(0.02)		3.07	3.05	(0.06)	—	(0.06)
Year Ended September 30, 2016	$13.60	0.07		1.11	1.18	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2015	$13.87	0.06		0.15	0.21	(0.04)	(0.44)	(0.48)
Year Ended September 30, 2014	$14.88	—	(e)	0.92	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.79	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.88	(0.06)		1.14	1.08	(0.11)	(1.94)	(2.05)
Year Ended September 30, 2017	$18.54	(0.13)		2.88	2.75	—	(0.41)	(0.41)
Year Ended September 30, 2016	$20.34	(0.14)		1.65	1.51	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.95	(0.20)		0.79	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.55	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.12	(0.08	)(f)	3.46	3.38	—	(0.95)	(0.95)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.66	0.07		0.69	0.76	(0.08)	(1.95)	(2.03)
Year Ended September 30, 2017	$18.14	0.20		2.56	2.76	(0.22)	(0.02)	(0.24)
Year Ended September 30, 2016	$17.21	0.18		2.03	2.21	(0.18)	(1.10)	(1.28)
Year Ended September 30, 2015	$18.80	0.17		(1.06)	(0.89)	(0.19)	(0.51)	(0.70)
Year Ended September 30, 2014	$18.01	0.19		1.40	1.59	(0.17)	(0.63)	(0.80)
Year Ended September 30, 2013	$15.92	0.16		2.22	2.38	(0.13)	(0.16)	(0.29)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.64	0.05		0.07	0.12	(0.24)	(0.01)	(0.25)
Year Ended September 30, 2017	$9.62	0.15		1.96	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2016	$9.18	0.17		0.42	0.59	(0.15)	—	(0.15)
November 28, 2014 to September 30, 2015(g)	$10.00	0.19		(0.99)	(0.80)	(0.02)	—	(0.02)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements).If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.72%.

(e)	Amount is less than $0.005.

(f)

Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(g)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$20.66	4.45%		$902	1.63%	0.54%		1.63%	50.97%
$20.13	18.00%		$966	1.64%	1.12%		1.64%	144.85%
$17.20	7.87%		$919	1.76%	0.81%		1.90%	145.53%
$16.09	(3.52)%		$805	1.81%	0.52%		1.91%	135.05%
$16.79	22.09%		$534	1.81%	0.34%		1.92%	113.75%
$13.81	10.88	%(d)	$199	1.84%	0.21%		1.94%	164.27%

$16.58	3.96%		$4,294	1.91%	(0.97)%		1.91%	19.80%
$16.76	14.58%		$4,363	1.90%	(0.87)%		1.90%	24.83%
$15.12	12.22%		$5,282	1.93%	(0.61)%		1.93%	25.45%
$16.67	(1.43)%		$5,309	1.94%	(0.41)%		1.94%	30.61%
$18.06	9.12%		$4,661	1.94%	(0.40)%		1.94%	27.30%
$17.72	31.37%		$1,309	1.92%	0.04%		1.92%	34.03%

$17.05	(0.04)%		$172	1.79%	(0.02)%		1.79%	45.86%
$17.69	20.73%		$191	1.80%	(0.10)%		1.85%	109.05%
$14.70	8.68%		$364	1.88%	0.52%		1.98%	120.42%
$13.60	1.37%		$330	2.00%	0.45%		2.00%	101.99%
$13.87	6.38%		$312	1.99%	(0.01)%		1.99%	68.50%
$14.88	27.77%		$216	2.03%	(0.38)%		2.03%	176.62%

$19.91	5.32%		$141,925	1.87%	(0.63)%		1.87%	8.38%
$20.88	15.08%		$149,892	1.87%	(0.68)%		1.87%	18.92%
$18.54	7.76%		$181,061	1.92%	(0.73)%		1.97%	27.32%
$20.34	2.99%		$143,597	1.98%	(0.98)%		1.98%	26.98%
$20.95	20.76%		$120,469	1.96%	(0.86)%		1.96%	32.35%
$19.55	20.69%		$94,718	1.99%	(0.46	)%(f)	1.99%	53.76%

$19.39	3.42%		$208,284	1.77%	0.73%		1.77%	15.43%
$20.66	15.36%		$234,108	1.78%	1.03%		1.78%	16.93%
$18.14	13.66%		$271,598	1.96%	1.03%		1.96%	20.64%
$17.21	(4.92)%		$279,355	1.97%	0.91%		1.97%	27.53%
$18.80	8.98%		$315,948	1.95%	1.04%		1.95%	16.13%
$18.01	15.17%		$280,841	1.95%	0.93%		1.95%	30.56%

$11.51	1.80%		$62	1.65%	0.79%		1.85%	47.98%
$11.64	22.19%		$59	1.68%	1.44%		1.94%	91.65%
$9.62	6.38%		$47	1.80%	1.83%		2.13%	125.35%
$9.18	(8.03)%		$28	2.03%	2.26%		2.19%	133.50%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

Net Asset Value, Beginning of Period		Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.67	(0.08)	(0.20)	(0.28)	(0.02)	(0.18)	(0.20)
October 3, 2016 to September 30, 2017(d)	$10.00	(0.09)	1.76	1.67	—	—	—
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$65.40	(0.24)	2.35	2.11	—	(2.29)	(2.29)
Year Ended September 30, 2017	$55.55	(0.41)	10.53	10.12	—	(0.27)	(0.27)
Period Ended September 30, 2016	$52.54	(0.32)	3.33	3.01	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	—	0.45	0.45	(0.10)	(1.78)	(1.88)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2018 (Unaudited)	$36.91	0.09	(1.27)	(1.18)	—	(1.22)	(1.22)
Year Ended September 30, 2017	$39.50	0.43	(0.49)	(0.06)	(0.78)	(1.75)	(2.53)
Period Ended September 30, 2016	$35.97	0.34	3.58	3.92	(0.39)	—	(0.39)
November 16, 2015 to December 31, 2015(d)	$34.90	0.12	1.42	1.54	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$88.75	(0.37)	1.95	1.58	—	(7.69)	(7.69)
Year Ended September 30, 2017	$77.88	(0.64)	15.61	14.97	—	(4.10)	(4.10)
Period Ended September 30, 2016	$69.88	(0.41)	8.41	8.00	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	(0.01)	(0.81)	(0.82)	(0.01)	(1.00)	(1.01)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$8.69	0.03	(0.10)	(0.07)	(0.08)	—	(0.08)
Year Ended September 30, 2017	$8.80	0.03	—	0.03	(0.14)	—	(0.14)
Year Ended September 30, 2016	$8.85	0.03	0.07	0.10	(0.16)	—	(0.16)
Year Ended September 30, 2015	$9.07	0.04	(0.07)	(0.03)	(0.19)	—	(0.19)
Year Ended September 30, 2014	$9.24	0.06	(0.03)	0.03	(0.20)	—	(0.20)
Year Ended September 30, 2013	$9.47	0.09	(0.09)	—	(0.23)	—	(0.23)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.19	(2.43)%	$1,398	1.79%	(1.33)%	2.04%	27.59%
$11.67	16.70%	$1,414	1.79%	(0.80)%	2.38%	37.97%

$65.22	3.16%	$1	1.93%	(0.70)%	1.93%	3.34%
$65.40	18.27%	$1	1.89%	(0.68)%	1.89%	12.19%
$55.55	5.73%	$1	1.95%	(0.82)%	1.95%	11.16%
$52.54	0.91%	$1	1.64%	(0.01)%	1.64%	19.28%

$34.51	(3.42)%	$75	1.81%	0.48%	1.81%	2.29%
$36.91	0.16%	$64	1.79%	1.18%	1.80%	13.52%
$39.50	10.90%	$20	1.83%	1.21%	1.85%	18.43%
$35.97	4.45%	$1	1.59%	2.57%	1.59%	15.47%

$82.64	1.64%	$106	2.04%	(0.86)%	2.06%	10.05%
$88.75	19.55%	$107	2.06%	0.78%	2.06%	7.04%
$77.88	11.45%	$65	2.08%	(0.74)%	2.08%	3.42%
$69.88	(1.12)%	$1	2.06%	(0.15)%	2.06%	6.33%

$8.54	(0.86)%	$1,196	1.45%	0.80%	1.55%	44.49%
$8.69	0.38%	$1,546	1.45%	0.37%	1.55%	78.77%
$8.80	1.22%	$1,886	1.49%	0.35%	1.56%	54.68%
$8.85	(0.29)%	$2,415	1.55%	0.39%	1.57%	55.74%
$9.07	0.37%	$1,906	1.53%	0.69%	1.56%	56.10%
$9.24	(0.03)%	$556	1.52%	1.02%	1.56%	56.09%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Net Asset Value, Beginning of Period		Investment Activities			Distributions
		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.89	0.05	(0.21)	(0.16)	(0.09)	—	—		(0.09)
Year Ended September 30, 2017	$10.22	0.08	(0.28)	(0.20)	(0.13)	—	—		(0.13)
Year Ended September 30, 2016	$10.17	0.05	0.10	0.15	(0.10)	—	—		(0.10)
Year Ended September 30, 2015	$10.18	0.06	0.05	0.11	(0.12)	—	—		(0.12)
Year Ended September 30, 2014	$10.27	0.07	0.09	0.16	(0.25)	—	—		(0.25)
Year Ended September 30, 2013	$10.84	0.08	(0.43)	(0.35)	(0.22)	—	—		(0.22)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.61	0.08	(0.21)	(0.13)	(0.11)	—	—		(0.11)
Year Ended September 30, 2017	$10.83	0.15	(0.15)	—	(0.22)	—	—		(0.22)
Year Ended September 30, 2016	$10.55	0.18	0.35	0.53	(0.25)	—	—		(0.25)
Year Ended September 30, 2015	$10.68	0.20	(0.06)	0.14	(0.27)	—	—		(0.27)
Year Ended September 30, 2014	$10.54	0.23	0.21	0.44	(0.29)	(0.01)	—		(0.30)
Year Ended September 30, 2013	$11.17	0.21	(0.46)	(0.25)	(0.30)	(0.08)	—		(0.38)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.23	0.11	(0.27)	(0.16)	(0.11)	(0.07)	—		(0.18)
Year Ended September 30, 2017	$10.35	0.21	(0.08)	0.13	(0.21)	(0.04)	—		(0.25)
Year Ended September 30, 2016	$10.09	0.21	0.26	0.47	(0.21)	—	—		(0.21)
Year Ended September 30, 2015	$10.24	0.22	(0.14)	0.08	(0.22)	(0.01)	—	(d)	(0.23)
Year Ended September 30, 2014	$10.15	0.24	0.18	0.42	(0.23)	(0.10)	—		(0.33)
February 1, 2013 to September 30, 2013(e)	$10.53	0.18	(0.39)	(0.21)	(0.17)	—	—		(0.17)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.93	0.08	(0.18)	(0.10)	(0.09)	—	—		(0.09)
Year Ended September 30, 2017	$10.09	0.13	(0.12)	0.01	(0.17)	—	—		(0.17)
Year Ended September 30, 2016	$9.97	0.12	0.16	0.28	(0.16)	—	—		(0.16)
Year Ended September 30, 2015	$9.89	0.13	0.13	0.26	(0.18)	—	—		(0.18)
Year Ended September 30, 2014	$9.84	0.16	0.11	0.27	(0.22)	—	—		(0.22)
February 1, 2013 to September 30, 2013(e)	$10.16	0.08	(0.23)	(0.15)	(0.17)	—	—		(0.17)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.28	0.07	(0.26)	(0.19)	(0.07)	(0.03)	—		(0.10)
Year Ended September 30, 2017	$10.65	0.14	(0.22)	(0.08)	(0.15)	(0.14)	—		(0.29)
Year Ended September 30, 2016	$10.63	0.16	0.15	0.31	(0.16)	(0.13)	—		(0.29)
Year Ended September 30, 2015	$10.86	0.17	(0.05)	0.12	(0.17)	(0.18)	—		(0.35)
Year Ended September 30, 2014	$10.67	0.19	0.18	0.37	(0.18)	—	—		(0.18)
Year Ended September 30, 2013	$11.16	0.16	(0.43)	(0.27)	(0.16)	(0.06)	—		(0.22)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.02	0.06	(0.26)	(0.20)	(0.06)	(0.06)	—		(0.12)
Year Ended September 30, 2017	$11.31	0.12	(0.21)	(0.09)	(0.12)	(0.08)	—		(0.20)
Year Ended September 30, 2016	$11.18	0.11	0.20	0.31	(0.11)	(0.07)	—		(0.18)
Year Ended September 30, 2015	$11.24	0.12	— (d)	0.12	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2014	$10.96	0.11	0.28	0.39	(0.11)	—	—		(0.11)
Year Ended September 30, 2013	$11.56	0.11	(0.45)	(0.34)	(0.11)	(0.15)	—		(0.26)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.77	0.08	(0.24)	(0.16)	(0.08)	—	—		(0.08)
Year Ended September 30, 2017	$11.07	0.14	(0.26)	(0.12)	(0.14)	(0.04)	—		(0.18)
Year Ended September 30, 2016	$10.96	0.15	0.17	0.32	(0.15)	(0.06)	—		(0.21)
Year Ended September 30, 2015	$10.98	0.16	— (d)	0.16	(0.16)	(0.02)	—		(0.18)
Year Ended September 30, 2014	$10.74	0.16	0.24	0.40	(0.16)	—	—		(0.16)
Year Ended September 30, 2013	$11.35	0.16	(0.53)	(0.37)	(0.16)	(0.08)	—		(0.24)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.64	(1.57)%	$509	1.65%	0.96%	1.65%	7.67%
$9.89	(1.94)%	$577	1.62%	0.80%	1.66%	32.44%
$10.22	1.51%	$706	1.60%	0.48%	1.72%	49.39%
$10.17	1.06%	$777	1.67%	0.56%	1.73%	62.02%
$10.18	1.56%	$823	1.68%	0.66%	1.68%	35.74%
$10.27	(3.29)%	$1,080	1.68%	0.74%	1.68%	66.16%

$10.37	(1.27)%	$7,566	1.45%	1.60%	1.56%	22.73%
$10.61	0.00%	$7,582	1.47%	1.38%	1.57%	64.07%
$10.83	5.05%	$7,933	1.49%	1.66%	1.59%	65.47%
$10.55	1.28%	$6,362	1.48%	1.87%	1.58%	41.37%
$10.68	4.24%	$5,578	1.56%	2.15%	1.58%	75.21%
$10.54	(2.24)%	$5,362	1.57%	1.92%	1.59%	149.09%

$9.89	(1.64)%	$42	1.63%	2.15%	1.63%	25.92%
$10.23	1.30%	$43	1.64%	2.09%	1.64%	78.79%
$10.35	4.69%	$58	1.64%	2.03%	1.64%	83.88%
$10.09	0.75%	$9	1.63%	2.12%	1.63%	33.94%
$10.24	4.25%	$9	1.59%	2.31%	1.59%	105.03%
$10.15	(2.02)%	$15	1.59%	2.58%	1.59%	99.48%

$9.74	(1.01)%	$33	1.58%	1.56%	1.62%	10.78%
$9.93	0.12%	$34	1.60%	1.31%	1.64%	34.72%
$10.09	2.83%	$40	1.61%	1.16%	1.65%	43.63%
$9.97	2.62%	$39	1.59%	1.30%	1.63%	19.85%
$9.89	2.72%	$38	1.58%	1.59%	1.62%	98.34%
$9.84	(1.49)%	$3	1.64%	1.17%	1.64%	193.21%

$9.99	(1.84)%	$2	1.44%	1.46%	1.44%	10.17%
$10.28	(0.74)%	$2	1.58%	1.32%	1.65%	17.93%
$10.65	2.93%	$20	1.65%	1.50%	1.76%	16.44%
$10.63	1.13%	$20	1.71%	1.62%	1.79%	17.34%
$10.86	3.53%	$19	1.71%	1.72%	1.71%	11.13%
$10.67	(2.47)%	$67	1.71%	1.48%	1.71%	22.05%

$10.70	(1.78)%	$638	1.62%	1.16%	1.62%	17.10%
$11.02	(0.74)%	$627	1.61%	1.13%	1.65%	5.89%
$11.31	2.85%	$802	1.61%	1.01%	1.71%	14.36%
$11.18	1.04%	$741	1.65%	1.07%	1.71%	18.38%
$11.24	3.58%	$747	1.69%	0.99%	1.69%	19.90%
$10.96	(3.04)%	$1,206	1.70%	0.95%	1.70%	70.60%

$10.53	(1.51)%	$3,832	1.54%	1.46%	1.54%	17.84%
$10.77	(1.06)%	$4,591	1.54%	1.34%	1.58%	25.92%
$11.07	2.91%	$6,108	1.55%	1.31%	1.65%	10.05%
$10.96	1.43%	$3,350	1.59%	1.44%	1.66%	16.80%
$10.98	3.77%	$2,864	1.66%	1.52%	1.66%	11.67%
$10.74	(3.27)%	$4,776	1.67%	1.48%	1.67%	22.38%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Net Asset Value, Beginning of Period	Investment Activities			Distributions
		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.10	0.06	(0.25)	(0.19)	(0.06)	—	(0.06)
Year Ended September 30, 2017	$11.30	0.11	(0.20)	(0.09)	(0.11)	—	(0.11)
Year Ended September 30, 2016	$11.14	0.12	0.20	0.32	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$11.14	0.13	0.02	0.15	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2014	$10.85	0.14	0.29	0.43	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.36	0.13	(0.43)	(0.30)	(0.13)	(0.08)	(0.21)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.76	0.07	(0.27)	(0.20)	(0.07)	—	(0.07)
Year Ended September 30, 2017	$12.13	0.14	(0.28)	(0.14)	(0.14)	(0.09)	(0.23)
Year Ended September 30, 2016	$11.98	0.15	0.19	0.34	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2015	$12.06	0.16	(0.01)	0.15	(0.16)	(0.07)	(0.23)
Year Ended September 30, 2014	$11.79	0.15	0.27	0.42	(0.15)	—	(0.15)
Year Ended September 30, 2013	$12.44	0.15	(0.55)	(0.40)	(0.15)	(0.10)	(0.25)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.05	0.07	(0.23)	(0.16)	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2017	$10.27	0.13	(0.17)	(0.04)	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2016	$10.14	0.13	0.18	0.31	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2015	$10.16	0.14	0.01	0.15	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2014	$9.91	0.14	0.25	0.39	(0.14)	—	(0.14)
Year Ended September 30, 2013	$10.51	0.14	(0.48)	(0.34)	(0.14)	(0.12)	(0.26)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$10.70	0.07	(0.15)	(0.08)	(0.16)	—	(0.16)
Year Ended September 30, 2017	$10.73	0.33	(0.03)	0.30	(0.33)	—	(0.33)
Year Ended September 30, 2016	$10.13	0.24	0.66	0.90	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.53	0.22	(0.44)	(0.22)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.90	0.14	0.66	0.80	(0.17)	—	(0.17)
Year Ended September 30, 2013	$9.64	0.14	0.28	0.42	(0.16)	—	(0.16)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.67	0.12	0.04	0.16	(0.16)	—	(0.16)
Year Ended September 30, 2017	$10.62	0.07	1.06	1.13	(0.08)	—	(0.08)
Year Ended September 30, 2016	$10.13	0.09	0.53	0.62	(0.13)	—	(0.13)
Year Ended September 30, 2015	$10.47	0.04	(0.31)	(0.27)	(0.07)	—	(0.07)
Year Ended September 30, 2014	$9.60	0.09	0.89	0.98	(0.11)	—	(0.11)
Year Ended September 30, 2013	$8.98	0.09	0.63	0.72	(0.10)	—	(0.10)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.47	0.12	0.11	0.23	(0.17)	—	(0.17)
Year Ended September 30, 2017	$10.18	0.03	1.32	1.35	(0.06)	—	(0.06)
Year Ended September 30, 2016	$9.68	0.05	0.57	0.62	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.09	(0.01)	(0.35)	(0.36)	(0.05)	—	(0.05)
Year Ended September 30, 2014	$9.09	0.05	1.02	1.07	(0.07)	—	(0.07)
Year Ended September 30, 2013	$8.24	0.04	0.87	0.91	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.85	(1.71)%	$1,293	1.55%	1.10%	1.55%	15.42%
$11.10	(0.74)%	$1,440	1.56%	1.04%	1.59%	31.17%
$11.30	2.82%	$1,806	1.56%	1.02%	1.66%	2.69%
$11.14	1.35%	$1,517	1.61%	1.18%	1.68%	12.53%
$11.14	3.97%	$1,465	1.67%	1.26%	1.67%	15.51%
$10.85	(2.67)%	$899	1.69%	1.14%	1.69%	35.38%

$11.49	(1.71)%	$855	1.55%	1.20%	1.55%	13.96%
$11.76	(1.14)%	$935	1.55%	1.18%	1.59%	23.25%
$12.13	2.88%	$1,170	1.56%	1.24%	1.66%	16.18%
$11.98	1.22%	$1,245	1.60%	1.32%	1.67%	16.01%
$12.06	3.61%	$1,490	1.66%	1.30%	1.66%	20.48%
$11.79	(3.25)%	$2,687	1.68%	1.22%	1.68%	40.00%

$9.81	(1.61)%	$716	1.55%	1.36%	1.55%	9.74%
$10.05	(0.38)%	$739	1.56%	1.34%	1.59%	21.00%
$10.27	3.14%	$817	1.57%	1.29%	1.67%	11.31%
$10.14	1.42%	$409	1.61%	1.36%	1.67%	10.34%
$10.16	3.93%	$457	1.66%	1.39%	1.66%	21.09%
$9.91	(3.28)%	$764	1.68%	1.38%	1.68%	22.18%

$10.46	(0.74)%	$1,109	1.54%	1.39%	1.54%	26.53%
$10.70	2.84%	$1,155	1.52%	3.08%	1.52%	43.86%
$10.73	9.07%	$1,157	1.39%	2.43%	1.47%	67.18%
$10.13	(2.14)%	$795	1.20%	2.04%	1.45%	126.46%
$10.53	8.07%	$291	1.20%	1.35%	1.45%	8.67%
$9.90	4.40%	$241	1.28%	1.42%	1.44%	60.51%

$11.67	1.35%	$724	1.16%	2.00%	1.41%	13.85%
$11.67	10.68%	$785	1.17%	0.62%	1.42%	0.80%
$10.62	6.18%	$741	1.15%	0.89%	1.40%	5.19%
$10.13	(2.60)%	$751	1.15%	0.42%	1.40%	49.24%
$10.47	10.24%	$757	1.14%	0.88%	1.40%	5.70%
$9.60	8.10%	$570	1.25%	0.94%	1.41%	81.00%

$11.53	1.98%	$411	1.18%	2.00%	1.43%	16.50%
$11.47	13.36%	$407	1.19%	0.31%	1.44%	1.92%
$10.18	6.46%	$436	1.18%	0.56%	1.43%	5.95%
$9.68	(3.62)%	$491	1.17%	(0.06)%	1.42%	58.40%
$10.09	11.75%	$506	1.16%	0.48%	1.41%	8.60%
$9.09	11.07%	$452	1.27%	0.50%	1.43%	96.94%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.82	0.17		0.87	1.04	(0.28)	(0.19)	(0.47)
Year Ended September 30, 2017	$17.78	0.41		2.98	3.39	(0.35)	—	(0.35)
Year Ended September 30, 2016	$16.62	0.32		1.16	1.48	(0.32)	—	(0.32)
Year Ended September 30, 2015	$17.33	0.27		(0.70)	(0.43)	(0.28)	—	(0.28)
Year Ended September 30, 2014	$14.23	0.22		3.08	3.30	(0.20)	—	(0.20)
Year Ended September 30, 2013	$12.87	0.16		1.36	1.52	(0.16)	—	(0.16)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$19.00	—	(e)	0.85	0.85	(0.01)	(0.84)	(0.85)
Year Ended September 30, 2017	$16.92	0.03		2.59	2.62	(0.01)	(0.53)	(0.54)
Year Ended September 30, 2016	$18.14	0.07		2.07	2.14	(0.02)	(3.34)	(3.36)
Year Ended September 30, 2015	$19.50	0.11		(0.14)	(0.03)	(0.16)	(1.17)	(1.33)
Year Ended September 30, 2014	$18.91	0.10		1.77	1.87	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.37	0.17		4.50	4.67	(0.13)	—	(0.13)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$18.55	0.09		0.02	0.11	(0.16)	(0.65)	(0.81)
Year Ended September 30, 2017	$15.30	0.17		3.18	3.35	(0.10)	—	(0.10)
Year Ended September 30, 2016	$14.14	0.22		1.16	1.38	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2015	$14.47	0.22		0.15	0.37	(0.26)	(0.44)	(0.70)
Year Ended September 30, 2014	$15.34	0.15		0.94	1.09	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.08	0.08		3.39	3.47	(0.06)	(0.15)	(0.21)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$25.65	0.05		1.40	1.45	(0.18)	(1.94)	(2.12)
Year Ended September 30, 2017	$22.48	0.08		3.51	3.59	(0.01)	(0.41)	(0.42)
Year Ended September 30, 2016	$23.78	0.06		1.95	2.01	—	(3.31)	(3.31)
Year Ended September 30, 2015	$24.06	—	(e)	0.92	0.92	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.96	0.03		4.39	4.42	(0.04)	(2.28)	(2.32)
Year Ended September 30, 2013	$18.99	0.11	(f)	3.87	3.98	(0.06)	(0.95)	(1.01)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.89	0.18		0.69	0.87	(0.18)	(1.95)	(2.13)
Year Ended September 30, 2017	$18.34	0.39		2.60	2.99	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2016	$17.39	0.35		2.06	2.41	(0.36)	(1.10)	(1.46)
Year Ended September 30, 2015	$18.98	0.36		(1.07)	(0.71)	(0.37)	(0.51)	(0.88)
Year Ended September 30, 2014	$18.18	0.38		1.41	1.79	(0.36)	(0.63)	(0.99)
Year Ended September 30, 2013	$16.06	0.33		2.25	2.58	(0.30)	(0.16)	(0.46)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.78%.
(e)	Amount is less than $0.005.
(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.39	4.98%		$276,095	0.63%	1.54%		0.63%	50.97%
$20.82	19.18%		$272,504	0.64%	2.12%		0.64%	144.85%
$17.78	8.94%		$240,971	0.76%	1.83%		0.90%	145.53%
$16.62	(2.55)%		$221,481	0.81%	1.50%		0.91%	135.05%
$17.33	23.29%		$234,809	0.81%	1.34%		0.91%	113.75%
$14.23	11.94	%(d)	$194,921	0.84%	1.23%		0.94%	164.27%

$19.00	4.51%		$665,504	0.91%	0.03%		0.91%	19.80%
$19.00	15.73%		$632,867	0.90%	0.15%		0.90%	24.83%
$16.92	13.32%		$550,697	0.93%	0.41%		0.93%	25.45%
$18.14	(0.43)%		$588,537	0.94%	0.55%		0.94%	30.61%
$19.50	10.17%		$696,468	0.93%	0.53%		0.93%	27.30%
$18.91	32.65%		$548,624	0.92%	1.03%		0.92%	34.03%

$17.85	0.50%		$214,998	0.79%	0.95%		0.79%	45.86%
$18.55	21.89%		$208,404	0.80%	0.99%		0.85%	109.05%
$15.30	9.80%		$157,413	0.88%	1.54%		0.98%	120.42%
$14.14	2.42%		$111,757	1.00%	1.44%		1.00%	101.99%
$14.47	7.40%		$121,011	0.99%	0.99%		0.99%	68.50%
$15.34	29.03%		$101,999	1.04%	0.61%		1.04%	176.62%

$24.98	5.81%		$670,242	0.87%	0.37%		0.87%	8.38%
$25.65	16.22%		$652,211	0.87%	0.32%		0.87%	18.92%
$22.48	8.86%		$587,320	0.92%	0.27%		0.97%	27.32%
$23.78	4.02%		$491,982	0.97%	0.01%		0.97%	26.98%
$24.06	22.00%		$574,783	0.96%	0.14%		0.96%	32.35%
$21.96	21.90%		$452,155	0.99%	0.53	%(f)	0.99%	53.76%

$19.63	3.92%		$1,013,844	0.77%	1.72%		0.77%	15.43%
$20.89	16.51%		$980,982	0.78%	2.04%		0.78%	16.93%
$18.34	14.75%		$943,101	0.96%	2.04%		0.96%	20.64%
$17.39	(3.90)%		$807,729	0.97%	1.91%		0.97%	27.53%
$18.98	10.01%		$1,038,013	0.95%	2.03%		0.95%	16.13%
$18.18	16.33%		$936,400	0.95%	1.92%		0.95%	30.56%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions	Redemption Fees
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.76	0.11	0.17	0.28	(0.35)	(0.11)	(0.46)	—
Year Ended September 30, 2017	$9.69	0.27	1.97	2.24	(0.17)	—	(0.17)	—
Year Ended September 30, 2016	$9.24	0.23	0.44	0.67	(0.22)	—	(0.22)	—
November 30, 2014 to September 30, 2015(d)	$10.00	0.24	(0.97)	(0.73)	(0.03)	—	(0.03)	—
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.77	(0.02)	(0.20)	(0.22)	(0.08)	(0.18)	(0.26)	—
October 3, 2016 to September 30, 2017(d)	$10.00	0.02	1.76	1.78	(0.01)	—	(0.01)	—
Sterling Capital Stratton Mid Cap Value Fund(e)
Six Months Ended March 31, 2018 (Unaudited)	$66.47	0.11	2.39	2.50	(0.30)	(2.29)	(2.59)	—
Year Ended September 30, 2017	$55.97	0.19	10.66	10.85	(0.08)	(0.27)	(0.35)	—
Period Ended September 30, 2016	$52.55	0.07	3.35	3.42	—	—	—	—
Year Ended December 31, 2015	$55.50	0.15	(1.17)	(1.02)	(0.15)	(1.78)	(1.93)	—	(f)
Year Ended December 31, 2014	$51.63	0.02	3.85	3.87	(0.02)	—	(0.02)	0.02
Year Ended December 31, 2013	$37.47	(0.01)	14.17	14.16	—	—	—	—	(f)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2018 (Unaudited)	$37.10	0.26	(1.28)	(1.02)	(0.15)	(1.22)	(1.37)	—
Year Ended September 30, 2017	$39.74	0.83	(0.53)	0.30	(1.19)	(1.75)	(2.94)	—
Period Ended September 30, 2016	$36.01	0.61	3.62	4.23	(0.50)	—	(0.50)	—
Year Ended December 31, 2015	$36.44	0.66	(0.04)	0.62	(0.59)	(0.47)	(1.06)	0.01
Year Ended December 31, 2014	$29.86	0.62	8.47	9.09	(0.62)	(1.89)	(2.51)	—	(f)
Year Ended December 31, 2013	$29.98	0.49	0.21	0.70	(0.15)	(0.67)	(0.82)	—	(f)
Sterling Capital Stratton Small Cap Value Fund(e)
Six Months Ended March 31, 2018 (Unaudited)	$90.19	0.06	1.98	2.04	(0.25)	(7.69)	(7.94)	—
Year Ended September 30, 2017	$78.46	0.16	15.81	15.97	(0.14)	(4.10)	(4.24)	—	(f)
Period Ended September 30, 2016	$69.89	0.10	8.47	8.57	—	—	—	—	(f)
Year Ended December 31, 2015	$74.05	0.07	(3.15)	(3.08)	(0.08)	(1.00)	(1.08)	—	(f)
Year Ended December 31, 2014	$73.31	0.02	2.21	2.23	(0.02)	(1.48)	(1.50)	0.01
Year Ended December 31, 2013	$55.38	(0.01)	21.47	21.46	—	(3.53)	(3.53)	—	(f)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.79	0.06	(0.04)	0.02	(0.08)	—	(0.08)	—
Year Ended September 30, 2017	$9.81	0.09	0.04	0.13	(0.15)	—	(0.15)	—
Year Ended September 30, 2016	$9.86	0.09	0.03	0.12	(0.17)	—	(0.17)	—
Year Ended September 30, 2015	$9.94	0.07	(0.03)	0.04	(0.12)	—	(0.12)	—
Year Ended September 30, 2014	$9.98	0.08	(0.03)	0.05	(0.09)	—	(0.09)	—
November 30, 2012 to September 30, 2013(d)	$10.00	0.05	(0.01)	0.04	(0.06)	—	(0.06)	—

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)

Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.58	2.29%	$83,894	0.65%	1.78%	0.85%	47.98%
$11.76	23.46%	$81,876	0.68%	2.59%	0.95%	91.65%
$9.69	7.30%	$69,954	0.80%	2.48%	1.16%	125.35%
$9.24	(7.36)%	$18,592	1.03%	2.82%	1.18%	133.50%

$11.29	(1.94)%	$4,399	0.79%	(0.33)%	1.04%	27.59%
$11.77	17.84%	$4,460	0.79%	0.19%	1.35%	37.97%

$66.38	3.69%	$66,153	0.93%	0.32%	0.93%	3.34%
$66.47	19.47%	$66,030	0.91%	0.32%	0.92%	12.19%
$55.97	6.51%	$63,513	0.95%	0.18%	0.97%	11.16%
$52.55	(1.75)%	$64,364	1.04%	0.26%	1.04%	19.28%
$55.50	7.54%	$74,637	1.05%	0.03%	1.05%	55.45%
$51.63	37.79%	$67,937	1.16%	(0.02)%	1.16%	24.21%

$34.71	(2.97)%	$86,972	0.81%	1.41%	0.81%	2.29%
$37.10	1.16%	$96,199	0.79%	2.23%	0.81%	13.52%
$39.74	11.73%	$104,688	0.83%	2.13%	0.85%	18.43%
$36.01	1.85%	$96,198	0.89%	1.82%	0.89%	15.47%
$36.44	30.69%	$93,984	0.96%	1.81%	0.96%	14.20%
$29.86	2.35%	$78,589	0.97%	1.55%	0.97%	17.75%

$84.29	2.14%	$1,266,236	1.04%	0.14%	1.06%	10.05%
$90.19	20.73%	$1,183,974	1.06%	0.19%	1.06%	7.04%
$78.46	12.26%	$1,213,344	1.08%	0.20%	1.08%	3.42%
$69.89	(4.14)%	$1,156,577	1.11%	0.10%	1.11%	6.33%
$74.05	3.09%	$1,413,694	1.11%	0.03%	1.11%	11.15%
$73.31	39.24%	$1,161,329	1.15%	(0.02)%	1.15%	9.18%

$9.73	0.22%	$31,993	0.41%	1.24%	0.51%	34.34%
$9.79	1.36%	$33,879	0.43%	0.95%	0.53%	59.57%
$9.81	1.24%	$54,183	0.45%	0.90%	0.54%	43.02%
$9.86	0.40%	$35,384	0.53%	0.66%	0.55%	66.19%
$9.94	0.46%	$47,197	0.48%	0.76%	0.48%	79.98%
$9.98	0.35%	$40,625	0.48%	0.65%	0.48%	55.18%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
Net Asset Value, Beginning of Period		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$8.69	0.08	(0.11)	(0.03)	(0.12)	—	—	(0.12)
Year Ended September 30, 2017	$8.81	0.12	(0.01)	0.11	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$8.86	0.12	0.07	0.19	(0.24)	—	—	(0.24)
Year Ended September 30, 2015	$9.07	0.13	(0.06)	0.07	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.24	0.16	(0.03)	0.13	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$9.47	0.19	(0.10)	0.09	(0.32)	—	—	(0.32)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.92	0.10	(0.21)	(0.11)	(0.14)	—	—	(0.14)
Year Ended September 30, 2017	$10.25	0.18	(0.28)	(0.10)	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$10.19	0.15	0.12	0.27	(0.21)	—	—	(0.21)
Year Ended September 30, 2015	$10.21	0.16	0.04	0.20	(0.22)	—	—	(0.22)
Year Ended September 30, 2014	$10.30	0.17	0.09	0.26	(0.35)	—	—	(0.35)
Year Ended September 30, 2013	$10.87	0.19	(0.44)	(0.25)	(0.32)	—	—	(0.32)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.60	0.14	(0.22)	(0.08)	(0.16)	—	—	(0.16)
Year Ended September 30, 2017	$10.82	0.25	(0.15)	0.10	(0.32)	—	—	(0.32)
Year Ended September 30, 2016	$10.54	0.28	0.35	0.63	(0.35)	—	—	(0.35)
Year Ended September 30, 2015	$10.67	0.31	(0.07)	0.24	(0.37)	—	—	(0.37)
Year Ended September 30, 2014	$10.53	0.34	0.21	0.55	(0.40)	(0.01)	—	(0.41)
Year Ended September 30, 2013	$11.16	0.32	(0.46)	(0.14)	(0.41)	(0.08)	—	(0.49)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.24	0.16	(0.27)	(0.11)	(0.16)	(0.07)	—	(0.23)
Year Ended September 30, 2017	$10.36	0.32	(0.09)	0.23	(0.31)	(0.04)	—	(0.35)
Year Ended September 30, 2016	$10.10	0.31	0.26	0.57	(0.31)	—	—	(0.31)
Year Ended September 30, 2015	$10.25	0.32	(0.14)	0.18	(0.31)	(0.01)	(0.01)	(0.33)
Year Ended September 30, 2014	$10.15	0.34	0.20	0.54	(0.34)	(0.10)	—	(0.44)
Year Ended September 30, 2013	$10.70	0.37	(0.44)	(0.07)	(0.37)	(0.11)	—	(0.48)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$9.95	0.13	(0.19)	(0.06)	(0.14)	—	—	(0.14)
Year Ended September 30, 2017	$10.10	0.23	(0.11)	0.12	(0.27)	—	—	(0.27)
Year Ended September 30, 2016	$9.98	0.22	0.16	0.38	(0.26)	—	—	(0.26)
Year Ended September 30, 2015	$9.91	0.23	0.12	0.35	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.85	0.25	0.11	0.36	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$10.29	0.24	(0.34)	(0.10)	(0.34)	—	—	(0.34)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.26	0.11	(0.26)	(0.15)	(0.11)	(0.03)	—	(0.14)
Year Ended September 30, 2017	$10.63	0.23	(0.23)	—	(0.23)	(0.14)	—	(0.37)
Year Ended September 30, 2016	$10.61	0.27	0.14	0.41	(0.26)	(0.13)	—	(0.39)
Year Ended September 30, 2015	$10.84	0.28	(0.05)	0.23	(0.28)	(0.18)	—	(0.46)
Year Ended September 30, 2014	$10.65	0.29	0.19	0.48	(0.29)	—	—	(0.29)
Year Ended September 30, 2013	$11.15	0.27	(0.44)	(0.17)	(0.27)	(0.06)	—	(0.33)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.04	0.12	(0.27)	(0.15)	(0.12)	(0.06)	—	(0.18)
Year Ended September 30, 2017	$11.33	0.23	(0.21)	0.02	(0.23)	(0.08)	—	(0.31)
Year Ended September 30, 2016	$11.19	0.23	0.21	0.44	(0.23)	(0.07)	—	(0.30)
Year Ended September 30, 2015	$11.25	0.23	— (d)	0.23	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2014	$10.97	0.22	0.28	0.50	(0.22)	—	—	(0.22)
Year Ended September 30, 2013	$11.58	0.22	(0.46)	(0.24)	(0.22)	(0.15)	—	(0.37)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.54	(0.37)%	$113,393	0.44%	1.89%	0.54%	44.49%
$8.69	1.28%	$67,467	0.45%	1.37%	0.55%	78.77%
$8.81	2.24%	$77,374	0.49%	1.34%	0.56%	54.68%
$8.86	0.82%	$78,390	0.55%	1.41%	0.57%	55.74%
$9.07	1.38%	$81,206	0.52%	1.72%	0.55%	56.10%
$9.24	0.98%	$62,115	0.52%	2.08%	0.56%	56.09%

$9.67	(1.07)%	$13,513	0.65%	1.96%	0.65%	7.67%
$9.92	(0.95)%	$16,412	0.62%	1.80%	0.66%	32.44%
$10.25	2.63%	$18,871	0.61%	1.48%	0.72%	49.39%
$10.19	1.98%	$21,648	0.67%	1.56%	0.73%	62.02%
$10.21	2.58%	$23,119	0.68%	1.66%	0.68%	35.74%
$10.30	(2.30)%	$46,686	0.68%	1.76%	0.68%	66.16%

$10.36	(0.78)%	$1,079,929	0.45%	2.61%	0.56%	22.73%
$10.60	1.00%	$997,074	0.47%	2.38%	0.57%	64.07%
$10.82	6.10%	$709,103	0.49%	2.67%	0.59%	65.47%
$10.54	2.29%	$612,927	0.48%	2.88%	0.58%	41.37%
$10.67	5.29%	$433,198	0.56%	3.15%	0.58%	75.21%
$10.53	(1.26)%	$436,641	0.57%	2.93%	0.59%	149.09%

$9.90	(1.15)%	$26,111	0.63%	3.15%	0.63%	25.92%
$10.24	2.32%	$29,471	0.63%	3.09%	0.63%	78.79%
$10.36	5.70%	$31,755	0.64%	3.02%	0.64%	83.88%
$10.10	1.76%	$63,992	0.63%	3.12%	0.63%	33.94%
$10.25	5.42%	$50,353	0.60%	3.30%	0.60%	105.03%
$10.15	(0.65)%	$85,609	0.51%	3.54%	0.59%	99.48%

$9.75	(0.61)%	$36,565	0.58%	2.55%	0.62%	10.78%
$9.95	1.23%	$39,533	0.60%	2.31%	0.64%	34.72%
$10.10	3.86%	$46,364	0.61%	2.16%	0.65%	43.63%
$9.98	3.54%	$46,249	0.59%	2.28%	0.63%	19.85%
$9.91	3.75%	$36,624	0.61%	2.50%	0.63%	98.34%
$9.85	(0.97)%	$58,503	0.51%	2.33%	0.62%	193.21%

$9.97	(1.47)%	$8,399	0.68%	2.23%	0.68%	10.17%
$10.26	0.05%	$8,026	0.68%	2.26%	0.71%	17.93%
$10.63	3.95%	$8,580	0.66%	2.50%	0.77%	16.44%
$10.61	2.15%	$9,533	0.70%	2.62%	0.79%	17.34%
$10.84	4.57%	$10,532	0.72%	2.72%	0.72%	11.13%
$10.65	(1.59)%	$11,859	0.71%	2.47%	0.71%	22.05%

$10.71	(1.37)%	$15,593	0.62%	2.16%	0.62%	17.10%
$11.04	0.26%	$16,991	0.61%	2.13%	0.65%	5.89%
$11.33	3.97%	$24,621	0.61%	2.00%	0.71%	14.36%
$11.19	2.05%	$28,968	0.65%	2.07%	0.71%	18.38%
$11.25	4.61%	$30,519	0.69%	1.99%	0.69%	19.90%
$10.97	(2.14)%	$34,574	0.70%	1.94%	0.70%	70.60%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
Net Asset Value, Beginning of Period		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.78	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended September 30, 2017	$11.08	0.25	(0.26)	(0.01)	(0.25)	(0.04)	(0.29)
Year Ended September 30, 2016	$10.97	0.26	0.17	0.43	(0.26)	(0.06)	(0.32)
Year Ended September 30, 2015	$10.98	0.27	0.01	0.28	(0.27)	(0.02)	(0.29)
Year Ended September 30, 2014	$10.74	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended September 30, 2013	$11.36	0.28	(0.54)	(0.26)	(0.28)	(0.08)	(0.36)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.03	0.11	(0.25)	(0.14)	(0.11)	—	(0.11)
Year Ended September 30, 2017	$11.22	0.22	(0.19)	0.03	(0.22)	—	(0.22)
Year Ended September 30, 2016	$11.06	0.23	0.20	0.43	(0.23)	(0.04)	(0.27)
Year Ended September 30, 2015	$11.07	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.78	0.25	0.29	0.54	(0.25)	—	(0.25)
Year Ended September 30, 2013	$11.28	0.24	(0.42)	(0.18)	(0.24)	(0.08)	(0.32)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$11.76	0.13	(0.27)	(0.14)	(0.13)	—	(0.13)
Year Ended September 30, 2017	$12.13	0.26	(0.28)	(0.02)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2016	$11.98	0.27	0.19	0.46	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2015	$12.06	0.28	(0.01)	0.27	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2014	$11.79	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended September 30, 2013	$12.44	0.27	(0.55)	(0.28)	(0.27)	(0.10)	(0.37)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.05	0.12	(0.23)	(0.11)	(0.12)	(0.01)	(0.13)
Year Ended September 30, 2017	$10.28	0.23	(0.18)	0.05	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2016	$10.15	0.24	0.17	0.41	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2015	$10.17	0.24	0.01	0.25	(0.24)	(0.03)	(0.27)
Year Ended September 30, 2014	$9.92	0.24	0.25	0.49	(0.24)	—	(0.24)
Year Ended September 30, 2013	$10.52	0.24	(0.48)	(0.24)	(0.24)	(0.12)	(0.36)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$10.92	0.13	(0.14)	(0.01)	(0.22)	—	(0.22)
Year Ended September 30, 2017	$10.94	0.45	(0.04)	0.41	(0.43)	—	(0.43)
Year Ended September 30, 2016	$10.32	0.36	0.66	1.02	(0.40)	—	(0.40)
Year Ended September 30, 2015	$10.71	0.46	(0.58)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.05	0.24	0.68	0.92	(0.26)	—	(0.26)
Year Ended September 30, 2013	$9.79	0.24	0.28	0.52	(0.26)	—	(0.26)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.98	0.18	0.06	0.24	(0.22)	—	(0.22)
Year Ended September 30, 2017	$10.90	0.19	1.08	1.27	(0.19)	—	(0.19)
Year Ended September 30, 2016	$10.39	0.20	0.54	0.74	(0.23)	—	(0.23)
Year Ended September 30, 2015	$10.73	0.16	(0.32)	(0.16)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.83	0.19	0.92	1.11	(0.21)	—	(0.21)
Year Ended September 30, 2013	$9.18	0.18	0.66	0.84	(0.19)	—	(0.19)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2018 (Unaudited)	$11.93	0.18	0.13	0.31	(0.23)	—	(0.23)
Year Ended September 30, 2017	$10.56	0.15	1.36	1.51	(0.14)	—	(0.14)
Year Ended September 30, 2016	$10.01	0.14	0.61	0.75	(0.20)	—	(0.20)
Year Ended September 30, 2015	$10.41	0.11	(0.38)	(0.27)	(0.13)	—	(0.13)
Year Ended September 30, 2014	$9.37	0.15	1.05	1.20	(0.16)	—	(0.16)
Year Ended September 30, 2013	$8.48	0.13	0.90	1.03	(0.14)	—	(0.14)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.53	(1.11)%	$133,725	0.54%	2.46%	0.54%	17.84%
$10.78	(0.06)%	$140,484	0.54%	2.34%	0.58%	25.92%
$11.08	3.94%	$157,284	0.55%	2.33%	0.65%	10.05%
$10.97	2.53%	$147,048	0.59%	2.44%	0.66%	16.80%
$10.98	4.81%	$151,267	0.66%	2.50%	0.66%	11.67%
$10.74	(2.38)%	$159,039	0.67%	2.49%	0.67%	22.38%

$10.78	(1.24)%	$68,563	0.55%	2.10%	0.55%	15.42%
$11.03	0.34%	$69,746	0.56%	2.03%	0.59%	31.17%
$11.22	3.87%	$72,722	0.57%	2.03%	0.67%	2.69%
$11.06	2.27%	$58,132	0.61%	2.17%	0.68%	12.53%
$11.07	5.03%	$49,157	0.68%	2.27%	0.68%	15.51%
$10.78	(1.62)%	$49,340	0.69%	2.17%	0.69%	35.38%

$11.49	(1.22)%	$65,355	0.55%	2.20%	0.55%	13.96%
$11.76	(0.14)%	$70,780	0.55%	2.18%	0.59%	23.25%
$12.13	3.91%	$83,965	0.56%	2.23%	0.66%	16.18%
$11.98	2.24%	$78,506	0.60%	2.33%	0.67%	16.01%
$12.06	4.65%	$79,895	0.66%	2.29%	0.66%	20.48%
$11.79	(2.28)%	$81,703	0.68%	2.23%	0.68%	40.00%

$9.81	(1.11)%	$57,754	0.55%	2.36%	0.55%	9.74%
$10.05	0.52%	$59,567	0.56%	2.34%	0.59%	21.00%
$10.28	4.18%	$64,199	0.57%	2.30%	0.67%	11.31%
$10.15	2.44%	$66,716	0.60%	2.37%	0.67%	10.34%
$10.17	4.98%	$70,273	0.66%	2.39%	0.66%	21.09%
$9.92	(2.30)%	$68,936	0.68%	2.38%	0.68%	22.18%

$10.69	(0.25)%	$8,939	0.54%	2.31%	0.55%	26.53%
$10.92	3.88%	$7,962	0.50%	4.11%	0.50%	43.86%
$10.94	10.13%	$26,328	0.39%	3.43%	0.47%	67.18%
$10.32	(1.23)%	$27,896	0.20%	4.29%	0.45%	126.46%
$10.71	9.19%	$2,300	0.20%	2.32%	0.45%	8.67%
$10.05	5.35%	$3,153	0.29%	2.42%	0.44%	60.51%

$12.00	1.97%	$111	0.16%	3.00%	0.41%	13.85%
$11.98	11.75%	$111	0.17%	1.67%	0.42%	0.80%
$10.90	7.24%	$80	0.16%	1.89%	0.40%	5.19%
$10.39	(1.57)%	$106	0.15%	1.43%	0.40%	49.24%
$10.73	11.36%	$244	0.14%	1.87%	0.39%	5.70%
$9.83	9.28%	$321	0.26%	1.85%	0.39%	81.00%

$12.01	2.54%	$717	0.18%	3.01%	0.43%	16.50%
$11.93	14.48%	$692	0.19%	1.34%	0.44%	1.92%
$10.56	7.58%	$725	0.18%	1.35%	0.43%	5.95%
$10.01	(2.67)%	$1,516	0.17%	1.00%	0.42%	58.40%
$10.41	12.89%	$872	0.16%	1.46%	0.41%	8.60%
$9.37	12.27%	$1,007	0.28%	1.46%	0.42%	96.94%

Sterling Capital Funds
Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2018 (Unaudited)	$18.15	(0.04)	0.81	0.77	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.25	— (d)	2.43	2.43	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.59	(0.02)	2.02	2.00	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.93	0.02	(0.14)	(0.12)	(0.05)	(1.17)	(1.22)
Year Ended September 30, 2014	$18.47	— (d)	1.74	1.74	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.20	(0.18)	4.51	4.33	(0.06)	—	(0.06)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2018 (Unaudited)	$18.32	0.03	0.04	0.07	(0.13)	(0.65)	(0.78)
Year Ended September 30, 2017	$15.14	0.18	3.08	3.26	(0.08)	—	(0.08)
Year Ended September 30, 2016	$14.00	0.14	1.15	1.29	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2015	$14.28	0.13	0.15	0.28	(0.12)	(0.44)	(0.56)
Year Ended September 30, 2014	$15.21	0.10	0.93	1.03	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.03	0.03	3.36	3.39	(0.06)	(0.15)	(0.21)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	$24.79	(0.01)	1.34	1.33	(0.12)	(1.94)	(2.06)
Year Ended September 30, 2017	$21.83	(0.04)	3.41	3.37	—	(0.41)	(0.41)
Year Ended September 30, 2016	$23.28	(0.05)	1.91	1.86	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.69	(0.11)	0.90	0.79	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.72	(0.09)	4.34	4.25	—	(2.28)	(2.28)
Year Ended September 30, 2013	$18.83	0.01 (f)	3.83	3.84	—	(0.95)	(0.95)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2018 (Unaudited)	$20.70	0.13	0.68	0.81	(0.13)	(1.95)	(2.08)
Year Ended September 30, 2017	$18.18	0.29	2.58	2.87	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2016	$17.25	0.26	2.04	2.30	(0.27)	(1.10)	(1.37)
Year Ended September 30, 2015	$18.84	0.26	(1.06)	(0.80)	(0.28)	(0.51)	(0.79)
Year Ended September 30, 2014	$18.04	0.29	1.40	1.69	(0.26)	(0.63)	(0.89)
Year Ended September 30, 2013	$15.95	0.24	2.22	2.46	(0.21)	(0.16)	(0.37)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2018 (Unaudited)	$10.55	0.11	(0.22)	(0.11)	(0.13)	—	(0.13)
Year Ended September 30, 2017	$10.77	0.20	(0.15)	0.05	(0.27)	—	(0.27)
Year Ended September 30, 2016	$10.49	0.23	0.35	0.58	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.62	0.25	(0.06)	0.19	(0.32)	—	(0.32)
Year Ended September 30, 2014	$10.48	0.28	0.22	0.50	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2013	$11.11	0.25	(0.45)	(0.20)	(0.35)	(0.08)	(0.43)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	Net Assets are below $1,000.

(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.05)% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income loss to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.08	4.27%	$2		1.41%	(0.46)%		1.41%	19.80%
$18.15	15.18%	$2		1.39%	(0.01)%		1.39%	24.83%
$16.25	12.82%	$—	(e)	1.43%	(0.12)%		1.43%	25.45%
$17.59	(0.89)%	$—	(e)	1.44%	0.08%		1.44%	30.61%
$18.93	9.68%	$—	(e)	1.39%	0.02%		1.39%	27.30%
$18.47	30.65%	$—	(e)	1.42%	(1.04)%		1.42%	34.03%

$17.61	0.26%	$56		1.29%	0.38%		1.29%	45.86%
$18.32	21.52%	$33		1.29%	1.09%		1.29%	109.05%
$15.14	9.22%	$—	(e)	1.38%	0.99%		1.38%	120.42%
$14.00	1.84%	$—	(e)	1.50%	0.89%		1.50%	101.99%
$14.28	7.01%	$—	(e)	1.45%	0.65%		1.45%	68.50%
$15.21	28.48%	$—	(e)	1.55%	0.24%		1.55%	176.62%

$24.06	5.53%	$299		1.37%	(0.11)%		1.37%	8.38%
$24.79	15.66%	$266		1.36%	(0.16)%		1.36%	18.92%
$21.83	8.34%	$191		1.42%	(0.25)%		1.48%	27.32%
$23.28	3.51%	$46		1.47%	(0.44)%		1.47%	26.98%
$23.69	21.36%	$26		1.46%	(0.41)%		1.46%	32.35%
$21.72	21.28%	$450		1.49%	0.04	%(f)	1.49%	53.76%

$19.43	3.65%	$2,988		1.27%	1.25%		1.27%	15.43%
$20.70	15.96%	$3,694		1.28%	1.52%		1.28%	16.93%
$18.18	14.18%	$1,921		1.46%	1.54%		1.46%	20.64%
$17.25	(4.40)%	$1,957		1.47%	1.40%		1.47%	27.53%
$18.84	9.52%	$1,811		1.45%	1.56%		1.45%	16.13%
$18.04	15.69%	$2,781		1.45%	1.40%		1.45%	30.56%

$10.31	(1.03)%	$5		0.95%	2.11%		1.04%	22.73%
$10.55	0.50%	$5		0.96%	1.90%		1.04%	64.07%
$10.77	5.59%	$5		0.99%	2.20%		1.07%	65.47%
$10.49	1.77%	$6		0.98%	2.39%		1.09%	41.37%
$10.62	4.81%	$6		1.04%	2.65%		1.04%	75.21%
$10.48	(1.83)%	$5		1.07%	2.34%		1.08%	149.09%

Sterling Capital Funds
Financial Highlights, Class R6 Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$22.89	0.06	(1.49)	(1.43)	(0.07)	—	(0.07)

Sterling Capital Mid Value Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$20.22	0.01	(1.23)	(1.22)	—	—	—

Sterling Capital Behavioral Small Cap Value Equity Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$18.59	0.02	(0.75)	(0.73)	—	—	—

Sterling Capital Special Opportunities Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$26.44	0.02	(1.32)	(1.30)	(0.15)	—	(0.15)

Sterling Capital Equity Income Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$21.49	0.06	(1.85)	(1.79)	(0.07)	—	(0.07)

Sterling Capital Behavioral International Equity Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$12.35	0.07	(0.84)	(0.77)	—	—	—

Sterling Capital Total Return Bond Fund
February 1, 2018 to March 31, 2018 (Unaudited)(d)	$10.48	0.05	(0.11)	(0.06)	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Net Assets are below $1,000.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.39	(6.34)%	$—	(e)	0.58%	1.76%	0.62%	50.97%

$19.00	(6.73)%	$—	(e)	0.83%	0.36%	0.83%	19.80%

$17.86	(4.24)%	$—	(e)	0.72%	0.53%	0.78%	45.86%

$24.99	(5.08)%	$—	(e)	0.76%	0.49%	0.85%	8.38%

$19.63	(8.28)%	$—	(e)	0.65%	1.77%	0.65%	15.43%

$11.58	(6.99)%	$—	(e)	0.59%	3.89%	0.70%	47.98%

$10.36	(0.32)%	$30,209		0.35%	3.47%	0.58%	22.73%

Sterling Capital Funds
Notes to Financial Statements
March 31, 2018 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2018, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class R6 Shares and Institutional Shares. Class B Shares of the Funds closed effective May 26, 2017. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2018, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2018 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$309,631,103	(a)	$ —	$—	$309,631,103
Sterling Capital Mid Value Fund	693,752,348	(a)	—	—	693,752,348
Sterling Capital Behavioral Small Cap Value Equity Fund	223,457,474	(a)	—	—	223,457,474
Sterling Capital Special Opportunities Fund	1,126,556,318	(a)	—	—	1,126,556,318
Sterling Capital Equity Income Fund	1,547,497,816	(a)	—	—	1,547,497,816
Sterling Capital Behavioral International Equity Fund	1,809,155	(a)	82,057,536(a)	—	83,866,691
Sterling Capital SMID Opportunities Fund	8,631,857	(a)	—	—	8,631,857
Sterling Capital Stratton Mid Cap Value Fund	65,558,588	(a)	—	—	65,558,588
Sterling Capital Stratton Real Estate Fund	86,377,789	(a)	—	—	86,377,789
Sterling Capital Stratton Small Cap Value Fund	1,266,377,034	(a)	—	—	1,266,377,034
Sterling Capital Ultra Short Bond Fund	619,798	(b)	37,294,629(a)	—	37,914,427
Sterling Capital Short Duration Bond Fund	240,417	(b)	118,595,617(a)	—	118,836,034
Sterling Capital Intermediate U.S. Government Fund	248,139	(b)	18,487,064(a)	—	18,735,203
Sterling Capital Total Return Bond Fund	8,740,625	(b)	1,176,218,194(a)	—	1,184,958,819
Sterling Capital Corporate Fund	363,134	(b)	25,947,299(a)	—	26,310,433
Sterling Capital Securitized Opportunities Fund	368,996	(b)	36,289,576(a)	—	36,658,572
Sterling Capital Kentucky Intermediate Tax-Free Fund	691,019	(b)	11,393,778(a)	—	12,084,797
Sterling Capital Maryland Intermediate Tax-Free Fund	954,675	(b)	20,540,698(a)	—	21,495,373
Sterling Capital North Carolina Intermediate Tax-Free Fund	836,989	(b)	174,597,919(a)	—	175,434,908
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,239,483	(b)	80,926,919(a)	—	84,166,402
Sterling Capital Virginia Intermediate Tax-Free Fund	3,771,279	(b)	84,505,182(a)	—	88,276,461
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,047,285	(b)	84,224,409(a)	—	85,271,694
Sterling Capital Diversified Income Fund	23,303,890	(a)	—	—	23,303,890
Sterling Capital Strategic Allocation Balanced Fund	29,746,765	(a)	—	—	29,746,765
Sterling Capital Strategic Allocation Growth Fund	23,132,155	(a)	—	—	23,132,155

Liabilities:

Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	870,0	00	—	—	870,000
Sterling Capital Equity Income Fund (c)	64,9	00	—	—	64,900

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

During the period ended March 31, 2018, Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 1 to Level 2 due to the application at March 31, 2018 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $49,172,678 or 59.64% of net assets as of September 30, 2017. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2018 for the remaining Funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

Derivative Instruments Categorized by Risk Exposure — The Funds’ derivative contracts held at March 31, 2018, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2018:

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Liabilities
Equity contracts	Call options written	$870,000	$64,900

The effect of derivative financial instruments on the Statements of Operations for the year ended March 31, 2018:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Options (equity contracts)	$484,147	$(210,991)

Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Written options (equity contracts)	$(285,674)	$529,726

For the period ended March 31, 2018, the average quarterly balance of derivative financial instruments were as follows:

Options (Equity Risk)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Average number of written option contracts	1,250	1,845
Average premium of written option contracts	$236,206	$441,868

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid monthly for Sterling Capital Diversified Income Fund. Dividends from net investment income are declared and paid quarterly for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of a Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2018 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$159,121,986	$166,759,371
Sterling Capital Mid Value Fund	139,463,586	142,860,897
Sterling Capital Behavioral Small Cap Value Equity Fund	107,797,579	101,621,902
Sterling Capital Special Opportunities Fund	95,329,446	159,919,775
Sterling Capital Equity Income Fund	244,331,191	291,829,849
Sterling Capital Behavioral International Equity Fund	40,028,228	40,062,126
Sterling Capital SMID Opportunities Fund	2,458,259	2,549,661
Sterling Capital Stratton Mid Cap Value Fund	2,192,737	5,172,754
Sterling Capital Stratton Real Estate Fund	2,120,429	6,672,867
Sterling Capital Stratton Small Cap Value Fund	135,740,605	119,729,078
Sterling Capital Ultra Short Bond Fund	11,976,275	11,432,232
Sterling Capital Short Duration Bond Fund	62,817,173	13,020,518
Sterling Capital Intermediate U.S. Government Fund	58,205	—
Sterling Capital Total Return Bond Fund	286,655,954	107,329,339
Sterling Capital Corporate Fund	6,987,415	9,769,481
Sterling Capital Securitized Opportunities Fund	1,848,900	574,386
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,178,654	1,327,097
Sterling Capital Maryland Intermediate Tax-Free Fund	3,747,756	5,534,483
Sterling Capital North Carolina Intermediate Tax-Free Fund	32,162,585	36,797,831
Sterling Capital South Carolina Intermediate Tax-Free Fund	12,907,074	14,517,824
Sterling Capital Virginia Intermediate Tax-Free Fund	12,907,207	23,166,436
Sterling Capital West Virginia Intermediate Tax-Free Fund	8,458,979	9,827,592
Sterling Capital Diversified Income Fund	6,378,700	6,414,740
Sterling Capital Strategic Allocation Balanced Fund	4,202,415	5,310,247
Sterling Capital Strategic Allocation Growth Fund	3,908,611	4,305,106

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2018 were as follows:

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$24,673,891	$24,864,222
Sterling Capital Intermediate U.S. Government Fund	1,435,873	5,169,983
Sterling Capital Total Return Bond Fund	148,386,451	145,307,721
Sterling Capital Corporate Fund	189,136	188,560
Sterling Capital Securitized Opportunities Fund	2,243,608	3,514,097
Sterling Capital Ultra Short Bond Fund	1,165,430	266,948

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2018 is as follows:

	Shares Held at September 30, 2017	Shares Purchased	Shares Sold	Shares Held at March 31, 2018	Value at March 31, 2018	Dividend Income October 1, 2017- March 31, 2018	Distributions and Net Realized Gain (Loss) October 1, 2017- March 31, 2018	Change in Unrealized Appreciation/ Depreciation October 1, 2017- March 31, 2018
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	758,440	77,087	49,297	786,230	$9,104,539	$248,941	$167,069	$(271,784)
Sterling Capital Equity Income Fund, Institutional Shares	209,374	37,535	17,591	229,318	4,501,508	38,379	451,243	(348,552)
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,412	—	337,412	—	—	—	95,657	109,793
Sterling Capital Special Opportunities Fund, Institutional Shares	165,887	25,184	11,024	180,047	4,497,568	32,399	347,827	(155,250)
Sterling Capital Total Return Bond Fund, Institutional Shares	958,185	173,936	67,584	1,064,537	11,028,609	162,445	(39,004)	(219,150)

Total Affiliates	2,429,298	313,742	92,843	2,260,132	$29,132,224	$482,164	$1,022,792	$(884,943)

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	742,596	76,366	50,463	768,499	$8,899,224	$242,969	$168,616	$(282,326)
Sterling Capital Equity Income Fund, Institutional Shares	199,299	30,899	8,289	221,909	4,356,069	38,046	398,667	(295,959)
Sterling Capital Long/Short Equity Fund, Institutional Shares	313,902	—	313,902	—	—	—	94,649	100,470
Sterling Capital Special Opportunities Fund, Institutional Shares	158,748	23,845	5,875	176,718	4,414,422	31,888	303,409	(110,862)
Sterling Capital Total Return Bond Fund, Institutional Shares	370,972	161,994	24,225	508,741	5,270,556	68,887	(15,746)	(101,002)

Total Affiliates	1,785,517	293,104	402,754	1,675,867	$22,940,271	$381,790	$949,595	$(689,679)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2018:

	Prior to February 1, 2018			Effective February 1, 2018
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%	0.45%
Sterling Capital Mid Value Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.60%	0.40	%(1)	0.60%	0.40	%(2)
Sterling Capital SMID Opportunities Fund	0.70%	0.54	%(1)	0.70%	0.54	%(2)
Sterling Capital Stratton Mid Cap Value Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Stratton Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Stratton Small Cap Value Fund	0.85%	0.85%		0.85%	0.80	%(2)
Sterling Capital Ultra Short Bond Fund	0.20%	0.10	%(1)	0.20%	0.10	%(2)
Sterling Capital Short Duration Bond Fund	0.30%	0.20	%(1)	0.30%	0.20	%(2)
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.32%		0.32%	0.32%
Sterling Capital Total Return Bond Fund	0.37%	0.27	%(1)	0.37%	0.25	%(2)
Sterling Capital Corporate Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Securitized Opportunities Fund	0.35%	0.31	%(1)	0.35%	0.31	%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Diversified Income Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2017 through January 31, 2018.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2018 through January 31, 2019.

Effective February 1, 2018, for the following funds, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations are for the period February 1, 2018 through January 31, 2019 are as follows:

	Class A	Class C	Institutional	Class R
Sterling Capital Behavioral International Equity Fund	1.00%	1.75%	0.75%	—
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	—
Sterling Capital Stratton Small Cap Value Fund	1.30%	2.05%	1.05%	—
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.95%

In addition, Sterling Capital has contractually agreed to limit the expenses of the R6 shares based on average daily net assets for the following funds for the period February 1, 2018 through January 31, 2019 as follows:

Class R6
Sterling Capital Behavioral Large Cap Value Equity Fund	0.58%
Sterling Capital Mid Value Fund	0.83%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.73%

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

Class R6
Sterling Capital Special Opportunities Fund	0.78%
Sterling Capital Equity Income Fund	0.66%
Sterling Capital Behavioral International Equity Fund	0.62%
Sterling Capital Total Return Bond Fund	0.35%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, excluding the assets of the Funds of Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”),serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO.

For the period ended March 31, 2018, the Funds paid $13,830 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2018, the Distributor received $142,460 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2018 were $1,335. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $80,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

of the Board receives additional compensation at the annual rate of $20,000, the Audit Committee Chairman receives additional compensation at the annual rate of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $6,000. The fees are allocated across the Trust based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 27, 2019. During the period ended March 31, 2018, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Equity Income Fund	2.50%	$10,871,500	4	$3,020	$12,736,000
Sterling Capital Short Duration Bond Fund	2.25%	17,000	4	4	38,000
Sterling Capital Stratton Real Estate	2.58%	227,000	3	39	511,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2017, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Ultra Short Bond Fund	$151,146	$617,878	$—	—
Sterling Capital Short Duration Bond Fund	1,389,086	5,670,250	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Intermediate U.S. Government Fund	245,182	195,626	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,012,447	4,236,420	—	—
Sterling Capital Securitized Opportunities Fund	1,364,379	295,776	—	—
Sterling Capital Diversified Income Fund	1,170,468	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	74,360	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,839,918	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2017 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$5,098,249	$14,365	$5,112,614	$—	$—	$5,112,614
Sterling Capital Mid Value Fund	859,274	19,688,320	20,547,594	—	—	20,547,594
Sterling Capital Behavioral Small Cap Value Equity Fund	1,165,485	377,136	1,542,621	—	—	1,542,621
Sterling Capital Special Opportunities Fund	3,161,157	28,041,508	31,202,665	—	—	31,202,665
Sterling Capital Equity Income Fund	31,049,429	19,540,561	50,589,990	—	—	50,589,990
Sterling Capital Behavioral International Equity Fund	1,203,608	437	1,204,045	—	—	1,204,045
Sterling Capital SMID Opportunities Fund	22,172	146	22,318	—	—	22,318
Sterling Capital Stratton Mid Cap Value Fund	91,752	368,607	460,359	—	—	460,359
Sterling Capital Stratton Real Estate Value Fund	2,833,402	4,765,485	7,598,887	—	—	7,598,887
Sterling Capital Stratton Small Cap Value Fund	2,313,979	72,021,026	74,335,005	—	—	74,335,005
Sterling Capital Ultra Short Bond Fund	704,198	—	704,198	—	—	704,198
Sterling Capital Short Duration Bond Fund	2,151,401	—	2,151,401	—	21,626	2,173,027
Sterling Capital Intermediate U.S. Government Fund	546,204	—	546,204	—	—	546,204
Sterling Capital Total Return Bond Fund	27,102,666	—	27,102,666	—	32,682	27,135,348
Sterling Capital Corporate Fund	1,019,559	50,514	1,070,073	—	—	1,070,073
Sterling Capital Securitized Opportunities Fund	1,151,304	—	1,151,304	—	—	1,151,304
Sterling Capital Kentucky Intermediate Tax-Free Fund	—	164,128	164,128	—	272,452	436,580
Sterling Capital Maryland Intermediate Tax-Free Fund	13,521	215,670	229,191	—	557,772	786,963
Sterling Capital North Carolina Intermediate Tax-Free Fund	11,347	699,697	711,044	—	4,582,294	5,293,338
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	9,915	9,915	—	1,766,112	1,776,027
Sterling Capital Virginia Intermediate Tax-Free Fund	—	870,685	870,685	—	2,254,349	3,125,034
Sterling Capital West Virginia Intermediate Tax-Free Fund	—	452,742	452,742	—	2,145,342	2,598,084
Sterling Capital Diversified Income Fund	1,282,181	—	1,282,181	—	—	1,282,181
Sterling Capital Strategic Allocation Balanced Fund	438,670	—	438,670	—	—	438,670
Sterling Capital Strategic Allocation Growth Fund	247,677	—	247,677	—	—	247,677

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
*

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2018 (Unaudited)

As of March 31, 2018, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$263,734,068	$52,569,184	$(6,672,149)	$45,897,035
Sterling Capital Mid Value Fund	545,814,397	184,164,422	(36,226,471)	147,937,951
Sterling Capital Behavioral Small Cap Value Equity Fund	193,683,520	36,068,528	(6,294,574)	29,773,954
Sterling Capital Special Opportunities Fund	771,119,888	386,074,613	(31,508,183)	354,566,430
Sterling Capital Equity Income Fund	1,138,203,475	423,337,054	(14,107,613)	409,229,441
Sterling Capital Behavioral International Equity Fund	73,884,285	11,407,945	(1,425,539)	9,982,406
Sterling Capital SMID Opportunities Fund	7,510,584	1,286,537	(165,264)	1,121,273
Sterling Capital Stratton Mid Cap Value Fund	40,999,271	25,394,507	(835,190)	24,559,317
Sterling Capital Stratton Real Estate Fund	60,612,221	27,029,802	(1,264,234)	25,765,568
Sterling Capital Stratton Small Cap Value Fund	656,626,050	614,367,021	(4,616,037)	609,750,984
Sterling Capital Ultra Short Bond Fund	38,083,239	25,173	(193,985)	(168,812)
Sterling Capital Short Duration Bond Fund	119,831,058	60,927	(1,055,951)	(995,024)
Sterling Capital Intermediate U.S. Government Fund	19,015,440	75,108	(355,345)	(280,237)
Sterling Capital Total Return Bond Fund	1,199,856,835	7,096,542	(21,994,558)	(14,898,016)
Sterling Capital Corporate Fund	26,608,498	141,363	(439,428)	(298,065)
Sterling Capital Securitized Opportunities Fund	36,855,616	432,043	(629,087)	(197,044)
Sterling Capital Kentucky Intermediate Tax-Free Fund	11,959,856	223,126	(98,185)	124,941
Sterling Capital Maryland Intermediate Tax-Free Fund	21,121,557	463,241	(89,425)	373,816
Sterling Capital North Carolina Intermediate Tax-Free Fund	171,661,283	4,197,618	(423,965)	3,773,653
Sterling Capital South Carolina Intermediate Tax-Free Fund	83,342,146	1,128,708	(304,452)	824,256
Sterling Capital Virginia Intermediate Tax-Free Fund	86,875,453	1,628,811	(227,803)	1,401,008
Sterling Capital West Virginia Intermediate Tax-Free Fund	84,072,433	1,777,268	(578,007)	1,199,261
Sterling Capital Diversified Income Fund	22,987,215	1,019,705	(703,030)	316,675
Sterling Capital Strategic Allocation Balanced Fund	27,205,309	2,618,083	(76,627)	2,541,456
Sterling Capital Strategic Allocation Growth Fund	20,691,896	2,659,690	(219,431)	2,440,259

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Fund had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2017:

	Qualified Late-Year Ordinary Losses	Qualified Late Year Short-term Capital Losses	Qualified Late Year Late-term Capital Losses
Sterling Capital Ultra Short Bond Fund	$—	$33,779	$197,728
Sterling Capital Total Return Bond Fund	—	3,807,034	2,051,945
Sterling Capital Securitized Opportunities Fund	—	38,135	100,118
Sterling Capital North Carolina Intermediate Tax-Free Fund	—	1,836,783	(516,800)
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	743,156	(160,348)
Sterling Capital Virginia Intermediate Tax-Free Fund	—	971,944	(463,625)

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted in-person meetings in August and November 2017 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2019. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the 2016 contract review processes. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees conduct periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically receive “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and independently determined peer fund categories. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2018 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the investment advisory fees were reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because very limited comparative profitability information is publicly available, and what information is available is not necessarily prepared on a comparable basis and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had reduced the total expense ratios for a number of Funds in part through fee waivers, including fee waivers agreed to as part of the 2017 contract review process for the Sterling Capital Behavioral International Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. In addition, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for each of the following Funds as part of the 2016 contract review process: Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Equity Income Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Behavioral Small Cap Value Fund, Sterling Capital Behavioral International Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist as current asset levels.

Sterling Capital Funds

March 31, 2018

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

On March 28, 2018, the Sterling Capital Special Opportunities Fund Class A Shares, Class C Shares, Institutional Shares, Class R Shares and Class R6 Shares paid distributions of $0.13868, $0.10644, $0.15246, $0.12455 and $0.15246 per share respectively. The following table shows the portion of that distribution that is estimated to have been made from each of net investment income, accumulated undistributed net profits from the sale of securities and return of capital as of the date of the distribution:

	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Class A Shares	$0.01578	$0.12290	$—	$0.13868
Class C Shares	0.01211	0.09433	—	0.10644
Institutional Shares	0.01735	0.13511	—	0.15246
Class R Shares	0.01417	0.11038	—	0.12455
Class R6 Shares	0.01735	0.13511	—	0.15246

The actual amounts and sources for tax reporting purposes will depend on the Fund’s investment experience during the remainder of the year, and can only be determined after the end of the Fund’s fiscal year. In early 2019, the Fund will send a Form 1099-DIV to applicable shareholders that will specify how to report this distribution for federal income tax purposes.

On March 28, 2018, the Sterling Capital SMID Opportunities Fund Class A Shares, Class C Shares and Institutional Shares paid distributions of $0.058150, $0.022250 and $0.075430 per share respectively. The following table shows the portion of that distribution that is estimated to have been made from each of net investment income, accumulated undistributed net profits from the sale of securities, and return of capital as of the date of the distribution:

	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Class A Shares	$—	$0.00873	$0.04942	$0.05815
Class C Shares	—	0.00334	0.01891	0.02225
Institutional Shares	—	0.01133	0.06410	0.07543

The actual amounts and sources for tax reporting purposes will depend on the Fund’s investment experience during the remainder of the year, and can only be determined after the end of the Fund’s fiscal year. In early 2019, the Fund will send a Form 1099-DIV to applicable shareholders that will specify how to report this distribution for federal income tax purposes.

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SC Funds
03/18

STERLING
CAPITAL FUNDS

©2018 Sterling Capital Funds

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date May 29, 2018

By (Signature and Title) /s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date May 29, 2018